UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Treasury Portfolio Treasury Portfolio Select Class : FTUXX

This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$70,641,400,145
Number of Holdings	155
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	56.8
8-30	12.7
31-60	8.1
61-90	6.6
91-180	15.4
>180	4.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 66.9
Repurchase Agreements - 37.1
Net Other Assets (Liabilities) - (4.0)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914616.101    911-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Treasury Portfolio Treasury Portfolio Institutional Class : FRBXX

This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$70,641,400,145
Number of Holdings	155
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	56.8
8-30	12.7
31-60	8.1
61-90	6.6
91-180	15.4
>180	4.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 66.9
Repurchase Agreements - 37.1
Net Other Assets (Liabilities) - (4.0)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914612.101    2644-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Treasury Portfolio Treasury Portfolio Class IV : FTVXX

This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 34	0.68%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$70,641,400,145
Number of Holdings	155
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	56.8
8-30	12.7
31-60	8.1
61-90	6.6
91-180	15.4
>180	4.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 66.9
Repurchase Agreements - 37.1
Net Other Assets (Liabilities) - (4.0)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914611.101    2016-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Treasury Portfolio Treasury Portfolio Class III : FCSXX

This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$70,641,400,145
Number of Holdings	155
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	56.8
8-30	12.7
31-60	8.1
61-90	6.6
91-180	15.4
>180	4.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 66.9
Repurchase Agreements - 37.1
Net Other Assets (Liabilities) - (4.0)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914615.101    696-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Treasury Portfolio Treasury Portfolio Class II : FCEXX

This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$70,641,400,145
Number of Holdings	155
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	56.8
8-30	12.7
31-60	8.1
61-90	6.6
91-180	15.4
>180	4.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 66.9
Repurchase Agreements - 37.1
Net Other Assets (Liabilities) - (4.0)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914613.101    600-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Treasury Portfolio Treasury Portfolio Class I : FISXX

This semi-annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$70,641,400,145
Number of Holdings	155
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	56.8
8-30	12.7
31-60	8.1
61-90	6.6
91-180	15.4
>180	4.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 66.9
Repurchase Agreements - 37.1
Net Other Assets (Liabilities) - (4.0)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914614.101    695-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Treasury Only Portfolio Treasury Only Portfolio Select Class : FTYXX

This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$109,301,940,956
Number of Holdings	56
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	17.7
8-30	23.6
31-60	26.4
61-90	9.9
91-180	21.4
>180	1.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 100.5
Net Other Assets (Liabilities) - (0.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914610.101    906-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Treasury Only Portfolio Treasury Only Portfolio Institutional Class : FRSXX

This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$109,301,940,956
Number of Holdings	56
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	17.7
8-30	23.6
31-60	26.4
61-90	9.9
91-180	21.4
>180	1.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 100.5
Net Other Assets (Liabilities) - (0.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914606.101    2643-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Treasury Only Portfolio Treasury Only Portfolio Class IV : FOPXX

This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 34	0.68%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$109,301,940,956
Number of Holdings	56
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	17.7
8-30	23.6
31-60	26.4
61-90	9.9
91-180	21.4
>180	1.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 100.5
Net Other Assets (Liabilities) - (0.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914605.101    2017-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Treasury Only Portfolio Treasury Only Portfolio Class III : FOIXX

This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$109,301,940,956
Number of Holdings	56
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	17.7
8-30	23.6
31-60	26.4
61-90	9.9
91-180	21.4
>180	1.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 100.5
Net Other Assets (Liabilities) - (0.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914608.101    543-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Treasury Only Portfolio Treasury Only Portfolio Class II : FOXXX

This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$109,301,940,956
Number of Holdings	56
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	17.7
8-30	23.6
31-60	26.4
61-90	9.9
91-180	21.4
>180	1.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 100.5
Net Other Assets (Liabilities) - (0.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914607.101    542-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Treasury Only Portfolio Treasury Only Portfolio Class I : FSIXX

This semi-annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$109,301,940,956
Number of Holdings	56
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	17.7
8-30	23.6
31-60	26.4
61-90	9.9
91-180	21.4
>180	1.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 100.5
Net Other Assets (Liabilities) - (0.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914609.101    680-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Tax-Exempt Portfolio Tax-Exempt Portfolio Select Class : FSXXX

This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,182,040,419
Number of Holdings	848
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	74.5
8-30	3.4
31-60	4.8
61-90	3.5
91-180	2.6
>180	5.6

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 38.0
Tender Option Bond - 28.7
Municipal Securities - 9.7
Commercial Paper - 6.3
Net Other Assets (Liabilities) - 17.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914582.101    938-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Tax-Exempt Portfolio Tax-Exempt Portfolio Class III : FETXX

This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,182,040,419
Number of Holdings	848
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	74.5
8-30	3.4
31-60	4.8
61-90	3.5
91-180	2.6
>180	5.6

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 38.0
Tender Option Bond - 28.7
Municipal Securities - 9.7
Commercial Paper - 6.3
Net Other Assets (Liabilities) - 17.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914581.101    684-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Tax-Exempt Portfolio Tax-Exempt Portfolio Class II : FEXXX

This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,182,040,419
Number of Holdings	848
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	74.5
8-30	3.4
31-60	4.8
61-90	3.5
91-180	2.6
>180	5.6

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 38.0
Tender Option Bond - 28.7
Municipal Securities - 9.7
Commercial Paper - 6.3
Net Other Assets (Liabilities) - 17.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914579.101    544-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Tax-Exempt Portfolio Tax-Exempt Portfolio Class I : FTCXX

This semi-annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$10,182,040,419
Number of Holdings	848
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	74.5
8-30	3.4
31-60	4.8
61-90	3.5
91-180	2.6
>180	5.6

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 38.0
Tender Option Bond - 28.7
Municipal Securities - 9.7
Commercial Paper - 6.3
Net Other Assets (Liabilities) - 17.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914580.101    56-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Money Market Portfolio Money Market Portfolio Select Class : FMYXX

This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$158,004,660,758
Number of Holdings	295
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.1
8-30	16.8
31-60	8.3
61-90	4.9
91-180	6.9
>180	0.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 62.6
U.S. Treasury Obligations - 21.6
Commercial Paper - 12.5
Certificates of Deposit - 6.0
Non-Negotiable Time Deposit - 1.6
Net Other Assets (Liabilities) - (4.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914592.101    931-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Money Market Portfolio Money Market Portfolio Institutional Class : FNSXX

This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$158,004,660,758
Number of Holdings	295
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.1
8-30	16.8
31-60	8.3
61-90	4.9
91-180	6.9
>180	0.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 62.6
U.S. Treasury Obligations - 21.6
Commercial Paper - 12.5
Certificates of Deposit - 6.0
Non-Negotiable Time Deposit - 1.6
Net Other Assets (Liabilities) - (4.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914588.101    2013-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Money Market Portfolio Money Market Portfolio Class III : FCOXX

This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$158,004,660,758
Number of Holdings	295
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.1
8-30	16.8
31-60	8.3
61-90	4.9
91-180	6.9
>180	0.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 62.6
U.S. Treasury Obligations - 21.6
Commercial Paper - 12.5
Certificates of Deposit - 6.0
Non-Negotiable Time Deposit - 1.6
Net Other Assets (Liabilities) - (4.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914591.101    659-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Money Market Portfolio Money Market Portfolio Class II : FCIXX

This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$158,004,660,758
Number of Holdings	295
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.1
8-30	16.8
31-60	8.3
61-90	4.9
91-180	6.9
>180	0.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 62.6
U.S. Treasury Obligations - 21.6
Commercial Paper - 12.5
Certificates of Deposit - 6.0
Non-Negotiable Time Deposit - 1.6
Net Other Assets (Liabilities) - (4.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914589.101    541-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Money Market Portfolio Money Market Portfolio Class I : FMPXX

This semi-annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$158,004,660,758
Number of Holdings	295
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.1
8-30	16.8
31-60	8.3
61-90	4.9
91-180	6.9
>180	0.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 62.6
U.S. Treasury Obligations - 21.6
Commercial Paper - 12.5
Certificates of Deposit - 6.0
Non-Negotiable Time Deposit - 1.6
Net Other Assets (Liabilities) - (4.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914590.101    59-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Government Portfolio Government Portfolio Select Class : FGEXX

This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$272,773,334,988
Number of Holdings	687
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	66.5
8-30	7.6
31-60	8.5
61-90	3.1
91-180	12.4
>180	5.2

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 49.8
U.S. Treasury Obligations - 29.2
U.S. Government Agency - Debt - 24.3
Net Other Assets (Liabilities) - (3.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914587.101    918-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Government Portfolio Government Portfolio Institutional Class : FRGXX

This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$272,773,334,988
Number of Holdings	687
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	66.5
8-30	7.6
31-60	8.5
61-90	3.1
91-180	12.4
>180	5.2

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 49.8
U.S. Treasury Obligations - 29.2
U.S. Government Agency - Debt - 24.3
Net Other Assets (Liabilities) - (3.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914583.101    2642-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Government Portfolio Government Portfolio Class III : FCGXX

This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$272,773,334,988
Number of Holdings	687
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	66.5
8-30	7.6
31-60	8.5
61-90	3.1
91-180	12.4
>180	5.2

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 49.8
U.S. Treasury Obligations - 29.2
U.S. Government Agency - Debt - 24.3
Net Other Assets (Liabilities) - (3.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914586.101    657-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Government Portfolio Government Portfolio Class II : FCVXX

This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$272,773,334,988
Number of Holdings	687
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	66.5
8-30	7.6
31-60	8.5
61-90	3.1
91-180	12.4
>180	5.2

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 49.8
U.S. Treasury Obligations - 29.2
U.S. Government Agency - Debt - 24.3
Net Other Assets (Liabilities) - (3.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914585.101    604-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Government Portfolio Government Portfolio Class I : FIGXX

This semi-annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 9	0.18%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$272,773,334,988
Number of Holdings	687
What did the Fund invest in?
(as of September 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	66.5
8-30	7.6
31-60	8.5
61-90	3.1
91-180	12.4
>180	5.2

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 49.8
U.S. Treasury Obligations - 29.2
U.S. Government Agency - Debt - 24.3
Net Other Assets (Liabilities) - (3.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914584.101    57-TSRS-1125

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Treasury Portfolio
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

Semi-Annual Report
September 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Treasury Only Portfolio
Treasury Portfolio
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Treasury Only Portfolio
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 100.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 1/13/2026	3.90 to 3.93	3,220,000,000	3,184,132,423
US Treasury Bills 0% 1/15/2026	4.21	700,000,000	691,497,917
US Treasury Bills 0% 1/2/2026	3.90 to 4.20	1,000,000,000	989,570,764
US Treasury Bills 0% 1/20/2026	3.86 to 3.87	4,532,000,000	4,478,692,432
US Treasury Bills 0% 1/22/2026	4.20	850,000,000	839,020,951
US Treasury Bills 0% 1/27/2026	3.85	2,500,000,000	2,468,820,138
US Treasury Bills 0% 1/29/2026	4.21	400,000,000	394,506,665
US Treasury Bills 0% 1/6/2026	3.92 to 4.27	3,028,000,000	2,995,764,905
US Treasury Bills 0% 1/8/2026	4.23	672,000,000	664,340,039
US Treasury Bills 0% 10/14/2025	4.07 to 4.24	3,254,200,800	3,249,321,544
US Treasury Bills 0% 10/16/2025	4.01 to 4.29	3,651,562,500	3,645,147,284
US Treasury Bills 0% 10/2/2025	4.26 to 4.28	803,358,600	803,263,814
US Treasury Bills 0% 10/21/2025	4.05 to 4.29	1,760,000,000	1,755,939,610
US Treasury Bills 0% 10/23/2025	4.11 to 4.30	4,545,000,000	4,533,339,655
US Treasury Bills 0% 10/28/2025	4.08 to 4.25	7,362,000,000	7,339,156,906
US Treasury Bills 0% 10/30/2025	4.06 to 4.28	2,600,000,000	2,591,287,111
US Treasury Bills 0% 10/7/2025	4.05 to 4.28	2,721,537,500	2,719,638,246
US Treasury Bills 0% 10/9/2025	4.03 to 4.31	1,483,914,200	1,482,519,368
US Treasury Bills 0% 11/12/2025	4.03 to 4.29	5,050,000,000	5,025,695,416
US Treasury Bills 0% 11/13/2025	4.04 to 4.28	3,185,000,000	3,169,327,142
US Treasury Bills 0% 11/18/2025	3.99 to 4.29	3,600,000,000	3,580,402,666
US Treasury Bills 0% 11/20/2025	4.17 to 4.25	3,124,000,000	3,106,027,138
US Treasury Bills 0% 11/25/2025	4.01 to 4.29	3,083,000,000	3,063,362,886
US Treasury Bills 0% 11/28/2025	4.14 to 4.30	2,817,000,000	2,798,073,927
US Treasury Bills 0% 11/4/2025	4.24	1,250,000,000	1,245,059,375
US Treasury Bills 0% 11/6/2025	4.00 to 4.30	6,800,000,000	6,771,981,788
US Treasury Bills 0% 12/11/2025	4.24 to 4.30	1,900,000,000	1,884,364,656
US Treasury Bills 0% 12/16/2025	4.10 to 4.13	1,000,000,000	991,446,157
US Treasury Bills 0% 12/18/2025	3.94	1,250,000,000	1,239,423,958
US Treasury Bills 0% 12/2/2025	4.27	2,080,000,000	2,064,918,844
US Treasury Bills 0% 12/23/2025	4.10 to 4.14	785,000,000	777,657,107
US Treasury Bills 0% 12/26/2025	3.90	1,292,500,000	1,280,581,715
US Treasury Bills 0% 12/30/2025	4.07 to 4.08	1,500,000,000	1,484,919,377
US Treasury Bills 0% 12/4/2025	4.09 to 4.31	1,620,000,000	1,608,062,933
US Treasury Bills 0% 12/9/2025	4.16	1,000,000,000	992,132,083
US Treasury Bills 0% 2/12/2026	4.05	1,150,000,000	1,133,006,194
US Treasury Bills 0% 2/19/2026	4.03	500,000,000	492,274,374
US Treasury Bills 0% 2/5/2026	4.06	650,000,000	640,873,638
US Treasury Bills 0% 3/12/2026	3.80	500,000,000	491,607,499
US Treasury Bills 0% 3/19/2026	3.79	846,000,000	831,244,798
US Treasury Bills 0% 3/26/2026	3.78	791,000,000	776,670,129
US Treasury Bills 0% 3/5/2026	4.01 to 4.05	800,000,000	786,441,893
US Treasury Bills 0% 4/2/2026	3.79 to 3.80	433,000,000	424,858,407
US Treasury Notes 0.75% 4/30/2026	4.15	310,000,000	304,081,827
US Treasury Notes 1.625% 5/15/2026	4.06	443,000,000	436,517,039
US Treasury Notes 2.25% 3/31/2026	3.85	441,000,000	437,569,587
US Treasury Notes 3 month U.S. Treasury Bill + 0.098%, 3.9965% 1/31/2027 (c)(d)	4.00	3,187,000,000	3,186,883,778
US Treasury Notes 3 month U.S. Treasury Bill + 0.15%, 4.0485% 4/30/2026 (c)(d)	4.05	3,043,000,000	3,043,272,209
US Treasury Notes 3 month U.S. Treasury Bill + 0.159%, 4.0575% 7/31/2027 (c)(d)	4.06	1,889,000,000	1,887,726,466
US Treasury Notes 3 month U.S. Treasury Bill + 0.16%, 4.0585% 4/30/2027 (c)(d)	4.06	2,108,000,000	2,108,045,239
US Treasury Notes 3 month U.S. Treasury Bill + 0.182%, 4.0805% 7/31/2026 (c)(d)	4.08 to 4.09	2,531,000,000	2,530,468,877
US Treasury Notes 3 month U.S. Treasury Bill + 0.205%, 4.1035% 10/31/2026 (c)(d)	4.10	1,686,000,000	1,686,907,228
US Treasury Notes 3 month U.S. Treasury Bill + 0.245%, 4.1435% 1/31/2026 (c)(d)	4.14 to 4.15	1,348,000,000	1,348,339,303
US Treasury Notes 4.875% 4/30/2026	4.04	44,500,000	44,709,459
US Treasury Notes 5% 10/31/2025	4.27	150,000,000	150,088,364
US Treasury Notes Inflation-Indexed 0.125% 10/15/2025	1.71 to 1.72	1,245,030,000	1,244,278,759
TOTAL U.S. TREASURY OBLIGATIONS (Cost $109,895,262,007)			109,895,262,007

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $109,895,262,007)	109,895,262,007
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(593,321,051)
NET ASSETS - 100.0%	109,301,940,956

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Treasury Only Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $109,895,262,007)		$109,895,262,007
Cash		424,999,994
Receivable for fund shares sold		592,465,499
Interest receivable		125,707,040
Prepaid expenses		112,194
Receivable from investment adviser for expense reductions		3,176,548
Other receivables		921,965
Total assets		111,042,645,247
Liabilities
Payable for investments purchased	$871,454,296
Payable for fund shares redeemed	727,923,386
Distributions payable	120,224,332
Accrued management fee	12,645,254
Distribution and service plan fees payable	1,537,806
Other affiliated payables	3,928,079
Other payables and accrued expenses	2,991,138
Total liabilities		1,740,704,291
Net Assets		$109,301,940,956
Net Assets consist of:
Paid in capital		$109,301,534,070
Total accumulated earnings (loss)		406,886
Net Assets		$109,301,940,956

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($28,894,786,967 ÷ 28,890,889,744 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($3,389,942,821 ÷ 3,390,416,651 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($3,025,924,070 ÷ 3,025,434,201 shares)		$1.00
Class IV :
Net Asset Value, offering price and redemption price per share ($988,864,460 ÷ 988,820,729 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($2,625,289,771 ÷ 2,625,474,199 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($70,377,132,867 ÷ 70,377,963,120 shares)		$1.00
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Interest		$2,231,898,005
Expenses
Management fee	$72,250,130
Transfer agent fees	21,110,732
Distribution and service plan fees	10,001,292
Accounting fees and expenses	1,459,399
Custodian fees and expenses	397,202
Independent trustees' fees and expenses	117,635
Registration fees	2,206,991
Audit fees	24,899
Legal	22,666
Miscellaneous	117,334
Total expenses before reductions	107,708,280
Expense reductions	(17,545,502)
Total expenses after reductions		90,162,778
Net Investment income (loss)		2,141,735,227
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	420,176
Total net realized gain (loss)		420,176
Net increase in net assets resulting from operations		$2,142,155,403
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,141,735,227	$4,061,077,879
Net realized gain (loss)	420,176	369,096
Net increase in net assets resulting from operations	2,142,155,403	4,061,446,975
Distributions to shareholders	(2,142,820,180)	(4,059,937,985)

Share transactions - net increase (decrease)	7,871,623,143	28,571,883,562
Total increase (decrease) in net assets	7,870,958,366	28,573,392,552

Net Assets
Beginning of period	101,430,982,590	72,857,590,038
End of period	$109,301,940,956	$101,430,982,590

Financial Highlights
Treasury Only Portfolio Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.048	.050	.025	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.048	.050	.025	- B	- B
Distributions from net investment income	(.021)	(.048)	(.050)	(.025)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.021)	(.048)	(.050)	(.025)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.09%	4.88%	5.14%	2.50%	.02%	.04%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18 % G	.18%	.18%	.18%	.08%	.15%
Expenses net of all reductions, if any	.18% G	.18%	.18%	.18%	.08%	.15%
Net investment income (loss)	4.13% G	4.73%	5.04%	2.53%	.02%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$28,894,787	$26,705,193	$18,071,175	$14,612,028	$12,145,689	$10,871,418

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Only Portfolio Class II

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.046	.049	.023	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.046	.049	.023	- B	- B
Distributions from net investment income	(.020)	(.046)	(.049)	(.023)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.020)	(.046)	(.049)	(.023)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.01%	4.72%	4.98%	2.34%	.01%	.02%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33 % G	.33%	.33%	.33%	.09%	.16%
Expenses net of all reductions, if any	.33% G	.33%	.33%	.33%	.09%	.16%
Net investment income (loss)	3.98% G	4.58%	4.89%	2.38%	.01%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$3,389,943	$3,217,127	$2,725,724	$2,196,009	$1,126,223	$943,214

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Only Portfolio Class III

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.019	.045	.048	.022	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.019	.045	.048	.022	- B	- B
Distributions from net investment income	(.019)	(.045)	(.048)	(.022)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.019)	(.045)	(.048)	(.022)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.96%	4.62%	4.87%	2.25%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43 % G	.43%	.43%	.43%	.08%	.17%
Expenses net of all reductions, if any	.43% G	.43%	.43%	.43%	.08%	.17%
Net investment income (loss)	3.88% G	4.48%	4.79%	2.28%	.02%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$3,025,924	$3,414,227	$2,927,914	$2,484,121	$1,155,413	$1,349,490

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Only Portfolio Class IV

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.018	.043	.045	.020	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.018	.043	.045	.020	- B	- B
Distributions from net investment income	(.018)	(.043)	(.045)	(.020)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.018)	(.043)	(.045)	(.020)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.84%	4.35%	4.61%	2.02%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.71% G	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68 % G	.68%	.68%	.66%	.08%	.17%
Expenses net of all reductions, if any	.68% G	.68%	.68%	.66%	.08%	.17%
Net investment income (loss)	3.63% G	4.23%	4.54%	2.05%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$988,864	$1,206,118	$1,377,906	$795,014	$196,044	$334,038

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Only Portfolio Select Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.047	.050	.024	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.047	.050	.024	- B	- B
Distributions from net investment income	(.020)	(.047)	(.050)	(.024)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.020)	(.047)	(.050)	(.024)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.06%	4.82%	5.08%	2.45%	.01%	.03%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23 % G	.23%	.23%	.23%	.08%	.16%
Expenses net of all reductions, if any	.23% G	.23%	.23%	.23%	.08%	.16%
Net investment income (loss)	4.08% G	4.68%	4.99%	2.49%	.01%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$2,625,290	$2,505,505	$1,961,585	$1,271,129	$325,479	$263,972

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Only Portfolio Institutional Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.048	.051	.025	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.048	.051	.025	- B	.001
Distributions from net investment income	(.021)	(.048)	(.051)	(.025)	- B	(.001)
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.021)	(.048)	(.051)	(.025)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.11%	4.92%	5.18%	2.54%	.02%	.06%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14 % G	.14%	.14%	.14%	.07%	.13%
Expenses net of all reductions, if any	.14% G	.14%	.14%	.14%	.07%	.13%
Net investment income (loss)	4.17% G	4.77%	5.08%	2.57%	.02%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$70,377,133	$64,382,813	$45,793,286	$30,257,145	$18,931,741	$19,119,511

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Portfolio
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 37.1%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.19%, dated 10/1/2025 due 10/2/2025 (b)	1,237,143,973	1,237,000,000
Investments in repurchase agreements in a joint trading account at 4.2%, dated 9/30/2025 due 10/1/2025 (Collateralized by U.S. Treasury Obligations)#	833,108,207	833,011,000
Investments in repurchase agreements in a joint trading account at 4.21%, dated 9/30/2025 due 10/1/2025 (Collateralized by U.S. Treasury Obligations)#	28,541,337	28,538,000
Lloyds Bank Corp Mrkts 4.19%, dated 10/1/2025 due 10/8/2025 (b)	27,021,998	27,000,000
Sumitomo Mitsui Banking Corp 4.2%, dated 10/1/2025 due 10/15/2025 (b)	12,019,600	12,000,000
Repurchase Agreements*	24,124,814,292	24,104,889,900
TOTAL REPURCHASE AGREEMENTS (Cost $26,242,438,900)		26,242,438,900

U.S. Treasury Obligations - 66.9%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/13/2026	3.89 to 3.90	1,112,968,000	1,100,590,680
US Treasury Bills 0% 1/2/2026	3.90 to 4.24	1,766,000,000	1,747,975,964
US Treasury Bills 0% 1/20/2026	3.86 to 4.23	840,000,000	830,079,854
US Treasury Bills 0% 1/22/2026	4.21	103,000,000	101,666,365
US Treasury Bills 0% 1/27/2026	3.85 to 3.88	1,108,000,000	1,094,175,407
US Treasury Bills 0% 1/29/2026	4.22	83,000,000	81,856,675
US Treasury Bills 0% 1/6/2026	4.01 to 4.02	303,600,000	300,357,064
US Treasury Bills 0% 10/14/2025	4.21	710,000,000	708,927,013
US Treasury Bills 0% 10/16/2025	4.21 to 4.29	2,761,000,000	2,756,140,062
US Treasury Bills 0% 10/2/2025	4.26 to 4.27	725,000,000	724,914,519
US Treasury Bills 0% 10/21/2025	4.22 to 4.29	993,000,000	990,674,749
US Treasury Bills 0% 10/23/2025	4.29 to 4.30	995,000,000	992,419,406
US Treasury Bills 0% 10/28/2025	4.17 to 4.25	1,484,000,000	1,479,357,468
US Treasury Bills 0% 10/30/2025	4.28	65,000,000	64,778,119
US Treasury Bills 0% 10/7/2025	4.19 to 4.26	1,207,000,000	1,206,158,559
US Treasury Bills 0% 10/9/2025	4.23 to 4.30	1,775,000,000	1,773,328,889
US Treasury Bills 0% 11/12/2025	4.26 to 4.29	537,000,000	534,349,782
US Treasury Bills 0% 11/13/2025	4.04 to 4.19	1,291,000,000	1,284,765,556
US Treasury Bills 0% 11/18/2025	4.29	817,000,000	812,392,120
US Treasury Bills 0% 11/20/2025	4.17 to 4.31	1,482,000,000	1,473,477,854
US Treasury Bills 0% 11/25/2025	4.29 to 4.39	62,000,000	61,589,302
US Treasury Bills 0% 11/28/2025	4.25 to 4.30	392,000,000	389,366,551
US Treasury Bills 0% 11/4/2025	4.24 to 4.27	767,000,000	763,966,819
US Treasury Bills 0% 12/11/2025	4.24 to 4.30	498,000,000	493,903,599
US Treasury Bills 0% 12/16/2025	4.10 to 4.16	1,132,000,000	1,122,316,718
US Treasury Bills 0% 12/18/2025	4.24 to 4.25	439,000,000	435,039,379
US Treasury Bills 0% 12/2/2025	4.27 to 4.28	275,500,000	273,497,465
US Treasury Bills 0% 12/23/2025	4.10 to 4.14	831,000,000	823,232,133
US Treasury Bills 0% 12/26/2025	4.13 to 4.18	152,000,000	150,513,703
US Treasury Bills 0% 12/30/2025	4.07 to 4.08	711,000,000	703,853,837
US Treasury Bills 0% 12/4/2025	4.30 to 4.31	103,000,000	102,219,657
US Treasury Bills 0% 12/9/2025	4.16 to 4.17	898,000,000	890,932,095
US Treasury Bills 0% 2/12/2026	4.05 to 4.06	402,300,000	396,351,364
US Treasury Bills 0% 2/19/2026	4.03	725,000,000	713,797,843
US Treasury Bills 0% 3/12/2026	3.81 to 3.82	443,000,000	435,533,562
US Treasury Bills 0% 3/19/2026	3.79 to 4.12	839,800,000	824,976,965
US Treasury Bills 0% 3/26/2026	3.78	89,000,000	87,385,738
US Treasury Bills 0% 3/5/2026	4.02 to 4.05	108,000,000	106,161,803
US Treasury Bills 0% 4/2/2026	3.80	118,000,000	115,777,831
US Treasury Bills 0% 5/14/2026	4.09 to 4.11	658,000,000	641,799,375
US Treasury Bills 0% 7/9/2026	4.07 to 4.11	270,000,000	261,735,657
US Treasury Bills 0% 8/6/2026	3.91 to 4.12	203,000,000	196,360,534
US Treasury Notes 0.25% 10/31/2025	4.45	10,000,000	9,966,555
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	178,000,000	175,781,070
US Treasury Notes 0.375% 11/30/2025	4.44 to 4.45	81,000,000	80,476,641
US Treasury Notes 0.375% 12/31/2025	4.04 to 4.28	1,160,000,000	1,149,515,199
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.17	324,000,000	319,285,850
US Treasury Notes 0.625% 7/31/2026	3.74 to 4.11	217,000,000	211,167,623
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	300,000,000	295,129,278
US Treasury Notes 0.75% 4/30/2026	3.80 to 4.07	59,000,000	57,915,164
US Treasury Notes 0.75% 5/31/2026	3.81	43,000,000	42,145,416
US Treasury Notes 0.75% 8/31/2026	3.92 to 4.16	167,000,000	162,151,284
US Treasury Notes 0.875% 9/30/2026	3.85	33,000,000	32,049,562
US Treasury Notes 1.375% 8/31/2026	3.93	17,000,000	16,613,814
US Treasury Notes 1.625% 2/15/2026	4.15	310,000,000	307,143,655
US Treasury Notes 1.625% 5/15/2026	4.03 to 4.07	173,000,000	170,479,850
US Treasury Notes 1.875% 7/31/2026	4.01	7,000,000	6,879,832
US Treasury Notes 2.125% 5/31/2026	4.02	7,000,000	6,914,700
US Treasury Notes 2.25% 3/31/2026	4.13	17,000,000	16,846,294
US Treasury Notes 2.5% 2/28/2026	4.13	17,000,000	16,889,448
US Treasury Notes 3 month U.S. Treasury Bill + 0.098%, 3.9965% 1/31/2027 (d)(e)	4.00	2,193,700,000	2,193,761,907
US Treasury Notes 3 month U.S. Treasury Bill + 0.15%, 4.0485% 4/30/2026 (d)(e)	4.05	2,403,000,000	2,402,928,085
US Treasury Notes 3 month U.S. Treasury Bill + 0.159%, 4.0575% 7/31/2027 (d)(e)	4.06	1,492,000,000	1,491,357,142
US Treasury Notes 3 month U.S. Treasury Bill + 0.16%, 4.0585% 4/30/2027 (d)(e)	4.06	1,493,000,000	1,493,140,199
US Treasury Notes 3 month U.S. Treasury Bill + 0.182%, 4.0805% 7/31/2026 (d)(e)	4.08 to 4.09	2,013,300,000	2,012,231,234
US Treasury Notes 3 month U.S. Treasury Bill + 0.205%, 4.1035% 10/31/2026 (d)(e)	4.10	1,545,100,000	1,545,837,616
US Treasury Notes 3 month U.S. Treasury Bill + 0.245%, 4.1435% 1/31/2026 (d)(e)	4.14 to 4.15	1,181,192,000	1,181,479,704
US Treasury Notes 3.75% 8/31/2026	3.96	31,000,000	30,940,995
US Treasury Notes 4% 2/15/2026	4.29	11,000,000	10,988,317
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	161,000,000	160,987,856
US Treasury Notes 4.25% 1/31/2026	4.28	108,000,000	107,988,177
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	229,000,000	228,975,583
US Treasury Notes 4.375% 7/31/2026	3.75 to 4.08	185,000,000	185,783,847
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	477,000,000	477,873,153
US Treasury Notes 4.625% 2/28/2026	4.13 to 4.17	61,000,000	61,117,417
US Treasury Notes 4.625% 3/15/2026	4.11	11,000,000	11,024,644
US Treasury Notes 4.625% 6/30/2026	3.77	13,000,000	13,081,022
US Treasury Notes 4.875% 11/30/2025	4.38	116,000,000	116,090,937
US Treasury Notes 4.875% 4/30/2026	4.04	30,000,000	30,141,209
US Treasury Notes 4.875% 5/31/2026	4.04 to 4.06	58,000,000	58,305,213
US Treasury Notes 5% 10/31/2025	4.45	7,000,000	7,003,041
US Treasury Notes Inflation-Indexed 0.125% 10/15/2025	0.93 to 1.72	270,171,510	270,015,590
TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,217,102,158)			47,217,102,158

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $73,459,541,058)	73,459,541,058
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(2,818,140,913)
NET ASSETS - 100.0%	70,641,400,145

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BNP Paribas, SA	4.29	8/28/2025	10/3/2025	205,000,000	205,879,450	U.S. Treasuries (including strips)	0.63 - 6.13	11/15/2027 - 5/15/2049	209,999,742
BNP Paribas, SA	4.29	8/29/2025	10/3/2025	268,000,000	269,117,783	U.S. Treasuries (including strips)	0.63 - 5.38	6/30/2026 - 5/15/2048	274,919,980
Bank of Montreal	4.20	9/25/2025	10/8/2025	26,000,000	26,039,386	U.S. Treasuries (including strips)	1.38 - 5.00	5/31/2027 - 2/15/2048	26,796,207
Bank of Montreal	4.19	9/24/2025	10/8/2025	23,000,000	23,037,477	U.S. Treasuries (including strips)	1.25 - 4.63	11/30/2026 - 11/15/2054	23,540,251
Bank of Montreal	4.18	9/30/2025	10/7/2025	11,000,000	11,008,941	U.S. Treasuries (including strips)	1.38 - 4.25	4/30/2027 - 8/15/2045	11,221,347
Bank of Montreal	4.19	9/26/2025	10/3/2025	16,000,000	16,013,036	U.S. Treasuries (including strips)	1.38 - 5.00	10/31/2025 - 11/15/2054	16,489,218
Barclays Bank PLC	4.20	9/30/2025	10/1/2025	1,042,000,000	1,042,121,567	U.S. Treasuries (including strips)	0.00 - 5.00	10/14/2025 - 5/15/2055	1,062,964,040
BofA Securities, Inc.	4.17	9/3/2025	12/3/2025	39,000,000	39,411,093	U.S. Treasuries (including strips)	2.38 - 6.00	2/15/2026 - 5/15/2051	39,909,072
BofA Securities, Inc.	4.27	8/27/2025	10/27/2025	72,000,000	72,520,940	U.S. Treasuries (including strips)	4.25	6/30/2029	73,744,886
Canadian Imperial Bank of Commerce	4.21	9/2/2025	11/3/2025	91,000,000	91,659,800	U.S. Treasuries (including strips)	0.75 - 4.88	1/31/2026 - 11/15/2054	93,143,519
Canadian Imperial Bank of Commerce	4.15	9/24/2025	10/23/2025	103,000,000	103,343,920	U.S. Treasuries (including strips)	1.13 - 4.13	5/31/2028 - 11/15/2031	105,144,733
Canadian Imperial Bank of Commerce	4.13	9/29/2025	10/17/2025	68,000,000	68,140,420	U.S. Treasuries (including strips)	0.00 - 5.00	1/31/2026 - 2/15/2055	69,403,009
Canadian Imperial Bank of Commerce	4.17	9/15/2025	10/15/2025	18,000,000	18,062,550	U.S. Treasuries (including strips)	0.75 - 4.63	1/31/2026 - 11/15/2050	18,394,493
Canadian Imperial Bank of Commerce	4.29	8/26/2025	10/7/2025	81,000,000	81,405,405	U.S. Treasuries (including strips)	0.00 - 4.75	12/26/2025 - 2/15/2055	82,974,496
Citigroup Global Capital Markets Inc	4.20(f)	9/24/2025	11/25/2025	153,000,000	154,106,700	U.S. Treasuries (including strips)	0.00 - 3.88	10/28/2025 - 9/30/2032	156,188,262
Fixed Income Clearing Corp - BNP	4.20	9/30/2025	10/1/2025	861,000,000	861,100,450	U.S. Treasuries (including strips)	1.38 - 5.38	4/30/2026 - 8/15/2051	878,322,535
Fixed Income Clearing Corp - BNP	4.20	9/30/2025	10/1/2025	811,000,000	811,094,617	U.S. Treasuries (including strips)	0.75 - 5.00	11/15/2027 - 11/15/2053	827,316,526
Fixed Income Clearing Corp - BNYM	4.25	9/30/2025	10/1/2025	768,000,000	768,090,667	U.S. Treasuries (including strips)	1.75 - 3.63	1/15/2028 - 8/31/2029	783,360,031
Fixed Income Clearing Corp - BNYM	4.22	9/30/2025	10/1/2025	159,000,000	159,018,638	U.S. Treasuries (including strips)	3.88	4/30/2030	162,180,026
Fixed Income Clearing Corp - BNYM	4.20	9/30/2025	10/1/2025	1,590,000,000	1,590,185,500	U.S. Treasuries (including strips)	4.00 - 4.38	2/28/2030 - 1/31/2032	1,621,800,038
Fixed Income Clearing Corp - CIBC	4.21	9/30/2025	10/1/2025	206,000,000	206,024,091	U.S. Treasuries (including strips)	4.13	8/15/2053	210,096,585
Fixed Income Clearing Corp - CIBC	4.21	9/30/2025	10/1/2025	37,000,000	37,004,327	U.S. Treasuries (including strips)	3.63	3/31/2028	37,748,101
Fixed Income Clearing Corp - Citi	4.21	9/30/2025	10/1/2025	710,000,000	710,083,031	U.S. Treasuries (including strips)	0.00 - 4.88	10/15/2025 - 8/15/2054	724,284,751
Fixed Income Clearing Corp - Credit Agricole	4.27	9/30/2025	10/1/2025	1,234,000,000	1,234,146,366	U.S. Treasuries (including strips)	2.75 - 4.63	1/31/2027 - 5/15/2044	1,272,591,828
Fixed Income Clearing Corp - Credit Agricole	4.21	9/30/2025	10/1/2025	291,000,000	291,034,031	U.S. Treasuries (including strips)	4.13 - 4.25	11/30/2029 - 1/31/2030	296,731,819
Fixed Income Clearing Corp - Goldman	4.20	9/30/2025	10/1/2025	796,000,000	796,092,867	U.S. Treasuries (including strips)	3.75	12/31/2028	812,014,785
Fixed Income Clearing Corp - Goldman	4.20	9/30/2025	10/1/2025	1,241,000,000	1,241,144,783	U.S. Treasuries (including strips)	1.38 - 4.00	1/31/2029 - 11/15/2048	1,265,967,735
Fixed Income Clearing Corp - ING	4.21	9/30/2025	10/1/2025	265,000,000	265,030,990	U.S. Treasuries (including strips)	4.50	5/31/2029	270,145,364
Fixed Income Clearing Corp - ING	4.20	9/30/2025	10/1/2025	776,000,000	776,090,533	U.S. Treasuries (including strips)	1.88 - 4.25	4/30/2027 - 2/15/2054	791,612,430
Fixed Income Clearing Corp - Mizuho	4.20	9/30/2025	10/1/2025	406,377,000	406,424,411	U.S. Treasuries (including strips)	1.13 - 5.00	10/31/2025 - 2/15/2035	414,552,920
Fixed Income Clearing Corp - Morgan Stanley	4.20	9/30/2025	10/1/2025	834,000,000	834,097,300	U.S. Treasuries (including strips)	0.63 - 3.88	12/31/2026 - 8/15/2032	850,779,247
Fixed Income Clearing Corp - Morgan Stanley	4.20	9/30/2025	10/1/2025	635,000,000	635,074,083	U.S. Treasuries (including strips)	2.75 - 4.63	9/15/2026 - 2/29/2032	647,775,607
Fixed Income Clearing Corp - Morgan Stanley	4.20	9/30/2025	10/1/2025	699,000,000	699,081,550	U.S. Treasuries (including strips)	0.50 - 4.25	11/30/2026 - 11/15/2032	713,063,189
Fixed Income Clearing Corp - Natixis	4.21	9/30/2025	10/1/2025	370,000,000	370,043,269	U.S. Treasuries (including strips)	3.50 - 4.00	4/30/2028 - 2/28/2030	377,313,689
Fixed Income Clearing Corp - Natwest	4.21	9/30/2025	10/1/2025	5,000,000	5,000,585	U.S. Treasuries (including strips)	4.63	6/15/2027	5,100,618
Fixed Income Clearing Corp - Nomura	4.21	9/30/2025	10/1/2025	495,000,000	495,057,888	U.S. Treasuries (including strips)	0.00 - 4.63	11/6/2025 - 5/31/2031	504,959,131
Fixed Income Clearing Corp - State Street Bank	4.20	9/30/2025	10/1/2025	2,040,000,000	2,040,238,000	U.S. Treasuries (including strips)	1.38 - 4.88	9/30/2028 - 1/31/2032	2,080,800,008
HSBC Securities Inc (USA)	4.19	9/30/2025	10/7/2025	104,000,000	104,084,731	U.S. Treasuries (including strips)	0.00 - 3.88	12/2/2025 - 2/15/2048	106,092,421
ING Financial Markets LLC	4.20	9/30/2025	10/7/2025	10,000,000	10,008,167	U.S. Treasuries (including strips)	0.00	11/12/2025	10,201,222
JP Morgan Securities, LLC	4.15(f)	9/29/2025	10/29/2025	1,485,000,000	1,490,135,625	U.S. Treasuries (including strips)	3.75	8/15/2027 - 8/15/2041	1,515,050,532
JP Morgan Securities, LLC	4.20	9/30/2025	10/1/2025	1,491,000,000	1,491,173,950	U.S. Treasuries (including strips)	3.88 - 4.13	10/31/2027 - 7/15/2028	1,520,997,442
JP Morgan Securities, LLC	4.20	9/30/2025	10/1/2025	1,481,000,000	1,481,172,783	U.S. Treasuries (including strips)	0.50 - 4.00	4/30/2027 - 9/30/2029	1,510,796,256
Lloyds Bank Corp Mrkts	4.19	9/26/2025	10/3/2025	42,000,000	42,034,218	U.S. Treasuries (including strips)	1.38 - 5.38	11/15/2025 - 2/15/2043	42,864,940
Lloyds Bank Corp Mrkts	4.20	9/25/2025	10/2/2025	42,000,000	42,034,300	U.S. Treasuries (including strips)	1.88 - 3.50	1/31/2028 - 2/15/2032	42,870,072
Lloyds Bank Corp Mrkts	4.20	9/24/2025	10/1/2025	41,000,000	41,033,483	U.S. Treasuries (including strips)	0.38 - 4.63	11/15/2025 - 8/15/2051	41,882,496
Lloyds Bank PLC	4.09	9/26/2025	12/19/2025	17,000,000	17,162,237	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 2/15/2033	17,349,930
Lloyds Bank PLC	4.26	8/28/2025	11/28/2025	34,000,000	34,370,146	U.S. Treasuries (including strips)	0.50 - 6.75	4/30/2026 - 8/15/2034	34,819,529
Lloyds Bank PLC	4.28	8/26/2025	11/26/2025	35,000,000	35,382,822	U.S. Treasuries (including strips)	0.50 - 4.50	4/30/2027 - 2/15/2034	35,852,831
Lloyds Bank PLC	4.13	9/26/2025	11/26/2025	33,000,000	33,230,936	U.S. Treasuries (including strips)	0.50 - 4.63	3/15/2026 - 8/15/2034	33,679,308
Lloyds Bank PLC	4.13	9/24/2025	11/24/2025	17,000,000	17,118,967	U.S. Treasuries (including strips)	0.63 - 6.75	3/15/2026 - 2/15/2034	17,353,993
Lloyds Bank PLC	4.29	8/20/2025	11/20/2025	17,000,000	17,186,376	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 2/15/2034	17,426,878
Lloyds Bank PLC	4.32	8/7/2025	11/7/2025	33,000,000	33,364,320	U.S. Treasuries (including strips)	0.50 - 4.50	4/30/2027 - 11/15/2033	33,882,217
MUFG Securities (Canada), Ltd.	4.17	9/18/2025	12/4/2025	49,000,000	49,437,039	U.S. Treasuries (including strips)	0.50 - 4.88	10/31/2025 - 5/15/2050	50,070,174
MUFG Securities (Canada), Ltd.	4.15	9/18/2025	10/30/2025	26,000,000	26,125,883	U.S. Treasuries (including strips)	0.75 - 4.63	3/15/2026 - 2/15/2054	26,559,754
MUFG Securities EMEA PLC	4.26	8/7/2025	11/7/2025	163,000,000	164,774,526	U.S. Treasuries (including strips)	2.88 - 3.88	6/30/2029 - 5/15/2032	167,277,942
MUFG Securities EMEA PLC	4.32	8/27/2025	10/6/2025	108,000,000	108,518,400	U.S. Treasuries (including strips)	3.13 - 4.00	12/15/2027 - 5/15/2033	110,583,439
MUFG Securities EMEA PLC	4.22	9/30/2025	10/1/2025	132,000,000	132,015,473	U.S. Treasuries (including strips)	1.25	8/15/2031	134,609,814
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.17	9/18/2025	12/4/2025	49,000,000	49,437,039	U.S. Treasuries (including strips)	1.25 - 4.25	5/15/2028 - 2/15/2044	50,055,316
Mizuho Securities U.S.A., Inc.	4.19	9/24/2025	10/1/2025	38,000,000	38,030,959	U.S. Treasuries (including strips)	4.38	12/31/2029	38,791,673
NatWest Market Securities Inc	4.18	9/30/2025	10/7/2025	101,000,000	101,082,091	U.S. Treasuries (including strips)	1.88 - 4.00	2/28/2029 - 2/28/2030	103,032,000
Norinchukin Bank	4.20	9/30/2025	10/7/2025	34,000,000	34,027,767	U.S. Treasuries (including strips)	4.13	11/30/2031	34,680,058
Prudential Insurance Co. of America	4.21	9/30/2025	10/1/2025	176,512,900	176,533,542	U.S. Treasuries (including strips)	0.10 - 6.63	1/31/2027 - 2/15/2045	180,009,891
RBC Dominion Securities	4.24	8/28/2025	10/31/2025	27,000,000	27,203,520	U.S. Treasuries (including strips)	0.00 - 4.75	11/6/2025 - 8/15/2055	27,668,428
RBC Dominion Securities	4.14	9/18/2025	10/30/2025	153,000,000	153,738,990	U.S. Treasuries (including strips)	0.00 - 4.75	10/2/2025 - 8/15/2055	156,306,242
Royal Bank of Canada	4.17	9/30/2025	10/7/2025	173,000,000	173,140,274	U.S. Treasuries (including strips)	0.75 - 4.25	1/31/2026 - 8/15/2053	176,574,606
SMBC Nikko Securities America Inc	4.21	9/30/2025	10/1/2025	326,000,000	326,038,124	U.S. Treasuries (including strips)	0.00 - 4.88	11/30/2025 - 5/15/2055	332,599,211
Societe Generale	4.19	9/26/2025	10/3/2025	210,000,000	210,171,092	U.S. Treasuries (including strips)	4.13 - 4.50	11/15/2032 - 11/15/2033	214,324,789
Sumitomo Mitsui Banking Corp	4.30	9/17/2025	10/1/2025	12,000,000	12,020,067	U.S. Treasuries (including strips)	4.38 - 4.50	8/31/2028 - 11/15/2033	12,391,796
Total Repurchase Agreements				24,104,889,900	24,124,814,292				24,610,005,418

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$28,538,000 due 10/01/2025 at 4.21%
HSBC Securities Inc. (U.S.A.)	28,538,000
28,538,000
$833,011,000 due 10/01/2025 at 4.20%
HSBC Securities Inc. (U.S.A.)	80,719,000
Sumitomo Mitsui Banking Corp/New York	752,292,000
833,011,000
Treasury Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $26,242,438,900) - See accompanying schedule: Unaffiliated issuers (cost $73,459,541,058)		$73,459,541,058
Cash		305,000,008
Receivable for fund shares sold		172,343,216
Interest receivable		115,578,288
Prepaid expenses		76,782
Receivable from investment adviser for expense reductions		2,015,354
Other receivables		638,414
Total assets		74,055,193,120
Liabilities
Payable for investments purchased	$2,971,271,445
Payable for fund shares redeemed	316,253,370
Distributions payable	112,397,323
Accrued management fee	8,122,292
Distribution and service plan fees payable	1,477,427
Other affiliated payables	2,810,366
Other payables and accrued expenses	1,460,752
Total liabilities		3,413,792,975
Net Assets		$70,641,400,145
Net Assets consist of:
Paid in capital		$70,640,974,953
Total accumulated earnings (loss)		425,192
Net Assets		$70,641,400,145

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($29,012,388,556 ÷ 29,004,653,210 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($817,342,857 ÷ 816,838,853 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($4,520,149,440 ÷ 4,520,028,930 shares)		$1.00
Class IV :
Net Asset Value, offering price and redemption price per share ($1,086,431,680 ÷ 1,086,192,896 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($287,155,811 ÷ 287,104,498 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($34,917,931,801 ÷ 34,921,576,732 shares)		$1.00
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Interest		$1,517,504,875
Expenses
Management fee	$48,700,807
Transfer agent fees	15,662,477
Distribution and service plan fees	8,870,640
Accounting fees and expenses	1,139,801
Custodian fees and expenses	182,274
Independent trustees' fees and expenses	80,172
Registration fees	902,751
Audit fees	27,182
Legal	15,532
Miscellaneous	91,038
Total expenses before reductions	75,672,674
Expense reductions	(10,768,629)
Total expenses after reductions		64,904,045
Net Investment income (loss)		1,452,600,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	356,779
Total net realized gain (loss)		356,779
Net increase in net assets resulting from operations		$1,452,957,609
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,452,600,830	$3,122,498,472
Net realized gain (loss)	356,779	6,486
Net increase in net assets resulting from operations	1,452,957,609	3,122,504,958
Distributions to shareholders	(1,452,853,017)	(3,122,073,631)

Share transactions - net increase (decrease)	3,373,584,749	6,067,245,689
Total increase (decrease) in net assets	3,373,689,341	6,067,677,016

Net Assets
Beginning of period	67,267,710,804	61,200,033,788
End of period	$70,641,400,145	$67,267,710,804

Financial Highlights
Treasury Portfolio Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.048	.051	.026	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.048	.051	.026	- B	- B
Distributions from net investment income	(.021)	(.048)	(.051)	(.026)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.021)	(.048)	(.051)	(.026)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.11%	4.89%	5.25%	2.62%	.02%	.05%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18 % G	.18%	.18%	.18%	.08%	.15%
Expenses net of all reductions, if any	.18% G	.18%	.18%	.18%	.08%	.15%
Net investment income (loss)	4.16% G	4.77%	5.13%	2.96%	.01%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$29,012,389	$26,227,443	$22,862,069	$22,833,975	$9,401,930	$10,411,054

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Portfolio Class II

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.046	.050	.024	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.046	.050	.024	- B	- B
Distributions from net investment income	(.020)	(.046)	(.050)	(.024)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.020)	(.046)	(.050)	(.024)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.03%	4.73%	5.09%	2.46%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33 % G	.33%	.33%	.33%	.08%	.19%
Expenses net of all reductions, if any	.33% G	.33%	.33%	.33%	.08%	.19%
Net investment income (loss)	4.01% G	4.62%	4.98%	2.81%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$817,343	$723,884	$764,718	$513,108	$410,771	$647,665

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Portfolio Class III

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.045	.049	.023	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.045	.049	.023	- B	- B
Distributions from net investment income	(.020)	(.045)	(.049)	(.023)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.020)	(.045)	(.049)	(.023)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.98%	4.62%	4.99%	2.37%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43 % G	.43%	.43%	.42%	.08%	.19%
Expenses net of all reductions, if any	.43% G	.43%	.43%	.42%	.08%	.19%
Net investment income (loss)	3.91% G	4.52%	4.88%	2.71%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$4,520,149	$5,054,022	$3,988,907	$3,040,858	$2,611,756	$2,309,281

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Portfolio Class IV

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.018	.043	.046	.021	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.018	.043	.046	.021	- B	- B
Distributions from net investment income	(.018)	(.043)	(.046)	(.021)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.018)	(.043)	(.046)	(.021)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.85%	4.37%	4.73%	2.14%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.70% G	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68 % G	.68%	.68%	.65%	.08%	.19%
Expenses net of all reductions, if any	.68% G	.68%	.68%	.65%	.08%	.19%
Net investment income (loss)	3.66% G	4.27%	4.63%	2.49%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,086,432	$900,615	$870,579	$975,132	$1,146,144	$987,923

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Portfolio Select Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.047	.051	.025	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.047	.051	.025	- B	- B
Distributions from net investment income	(.021)	(.047)	(.051)	(.025)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.021)	(.047)	(.051)	(.025)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.08%	4.83%	5.20%	2.56%	.01%	.03%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23 % G	.23%	.23%	.23%	.08%	.17%
Expenses net of all reductions, if any	.23% G	.23%	.23%	.23%	.08%	.17%
Net investment income (loss)	4.11% G	4.72%	5.08%	2.91%	.01%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$287,156	$298,604	$258,761	$213,589	$254,112	$197,900

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Treasury Portfolio Institutional Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.048	.052	.026	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.048	.052	.026	- B	.001
Distributions from net investment income	(.021)	(.048)	(.052)	(.026)	- B	(.001)
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.021)	(.048)	(.052)	(.026)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.13%	4.93%	5.29%	2.66%	.02%	.07%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14 % G	.14%	.14%	.14%	.07%	.13%
Expenses net of all reductions, if any	.14% G	.14%	.14%	.14%	.07%	.13%
Net investment income (loss)	4.20% G	4.81%	5.17%	3.00%	.02%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$34,917,932	$34,063,143	$32,455,000	$31,934,376	$10,195,079	$12,538,863

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Government Portfolio
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 49.8%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.19%, dated 10/1/2025 due 10/2/2025 (b)	4,780,556,339	4,780,000,000
Investments in repurchase agreements in a joint trading account at 4.21%, dated 9/30/2025 due 10/1/2025 (Collateralized by U.S. Government Obligations)#	8,972,024,171	8,970,975,000
Investments in repurchase agreements in a joint trading account at 4.21%, dated 9/30/2025 due 10/1/2025 (Collateralized by U.S. Government Obligations)#	2,718,584,599	2,718,267,000
Lloyds Bank Corp Mrkts 4.19%, dated 10/1/2025 due 10/8/2025 (b)	102,083,102	102,000,000
Sumitomo Mitsui Banking Corp 4.2%, dated 10/1/2025 due 10/15/2025 (b)	46,075,133	46,000,000
Repurchase Agreements*	119,352,198,130	119,146,255,650
TOTAL REPURCHASE AGREEMENTS (Cost $135,763,497,650)		135,763,497,650

U.S. Government Agency - Debt - 24.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae 0.65% 12/17/2025	4.31	46,000,000	45,653,296
Fannie Mae 0.65% 12/17/2025	4.31	10,000,000	9,924,629
Fannie Mae U.S. SOFR Index + 0.1%, 4.23% 6/18/2026 (d)(e)	4.23	319,000,000	319,000,000
Fannie Mae U.S. SOFR Index + 0.135%, 4.265% 8/21/2026 (d)(e)	4.26 to 4.27	80,000,000	80,013,968
Fannie Mae U.S. SOFR Index + 0.14%, 4.27% 10/23/2026 (d)(e)	4.27	346,873,000	346,879,935
Fannie Mae U.S. SOFR Index + 0.14%, 4.27% 9/11/2026 (d)(e)	4.27	611,000,000	611,000,000
Federal Farm Credit Banks Funding Corp 0% 10/28/2025	4.21	56,000,000	55,824,440
Federal Farm Credit Banks Funding Corp 0% 12/30/2025	4.10	29,000,000	28,707,100
Federal Farm Credit Banks Funding Corp 4.75% 3/9/2026	4.20	18,000,000	18,041,565
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0%, 4.13% 12/24/2025 (d)(e)	4.13	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 4.135% 12/3/2025 (d)(e)	4.13	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 4.21% 4/2/2026 (d)(e)	4.21	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 4.145% 3/27/2026 (d)(e)	4.15	14,000,000	14,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 4.145% 4/9/2026 (d)(e)	4.15	11,000,000	10,999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.15% 1/13/2026 (d)(e)	4.15	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.15% 1/15/2026 (d)(e)	4.15	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.15% 10/9/2025 (d)(e)	4.15	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.15% 3/26/2026 (d)(e)	4.15	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 4.155% 3/2/2026 (d)(e)	4.16	14,000,000	14,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 4.165% 6/9/2026 (d)(e)	4.16	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.17% 2/11/2026 (d)(e)	4.17	53,000,000	52,991,819
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.17% 4/28/2026 (d)(e)	4.17	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.17% 5/28/2026 (d)(e)	4.17	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.17% 6/2/2026 (d)(e)	4.17	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.17% 6/4/2026 (d)(e)	4.17	32,000,000	32,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.17% 6/9/2026 (d)(e)	4.17	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.17% 7/14/2026 (d)(e)	4.17	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.17% 7/9/2026 (d)(e)	4.17	121,000,000	121,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.175% 6/18/2026 (d)(e)	4.17	94,000,000	94,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.285% 10/2/2026 (d)(e)	4.29	85,000,000	85,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.18% 1/15/2026 (d)(e)	4.18	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.18% 5/14/2026 (d)(e)	4.18	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.18% 8/18/2026 (d)(e)	4.18	14,000,000	14,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.18% 8/28/2026 (d)(e)	4.18	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.25% 10/2/2026 (d)(e)	4.25	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.29% 7/2/2026 (d)(e)	4.29	75,000,000	75,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.185% 11/18/2025 (d)(e)	4.19	80,000,000	80,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.185% 11/25/2025 (d)(e)	4.19	36,000,000	36,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.185% 12/2/2025 (d)(e)	4.19	39,000,000	39,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.185% 12/30/2025 (d)(e)	4.18 to 4.19	53,000,000	53,001,545
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.185% 2/13/2026 (d)(e)	4.19	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.185% 7/21/2026 (d)(e)	4.19	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.185% 7/30/2026 (d)(e)	4.19	29,000,000	29,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.185% 9/17/2026 (d)(e)	4.19	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.19% 10/5/2026 (d)(e)	4.19	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.19% 9/22/2026 (d)(e)	4.19	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.19% 9/4/2026 (d)(e)	4.19	52,000,000	52,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.19% 9/4/2026 (d)(e)	4.19	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.195% 11/13/2026 (d)(e)	4.20	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.195% 11/27/2026 (d)(e)	4.20	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.195% 3/23/2026 (d)(e)	4.20	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.195% 9/10/2026 (d)(e)	4.20	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.195% 9/18/2026 (d)(e)	4.20	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.2% 10/21/2026 (d)(e)	4.20	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.2% 11/17/2025 (d)(e)	4.20	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.2% 12/17/2025 (d)(e)	4.20	88,500,000	88,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.2% 5/28/2026 (d)(e)	4.20	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.2% 8/12/2026 (d)(e)	4.20	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.2% 9/9/2026 (d)(e)	4.20	140,000,000	140,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.205% 10/9/2025 (d)(e)	4.20	68,000,000	68,000,768
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.205% 11/26/2025 (d)(e)	4.21	36,000,000	35,999,544
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.205% 4/1/2027 (d)(e)	4.21	43,000,000	42,996,778
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.315% 4/2/2027 (d)(e)	4.31	42,000,000	42,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.21% 1/28/2026 (d)(e)	4.21	77,000,000	77,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.21% 1/8/2026 (d)(e)	4.21	63,000,000	62,997,703
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.21% 10/21/2025 (d)(e)	4.21	60,000,000	59,999,683
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.21% 11/16/2026 (d)(e)	4.21	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.21% 12/12/2025 (d)(e)	4.21	45,000,000	45,000,357
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.21% 12/22/2026 (d)(e)	4.21	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.21% 2/10/2026 (d)(e)	4.21	58,000,000	58,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.21% 2/17/2026 (d)(e)	4.21	63,000,000	63,001,679
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.21% 3/11/2027 (d)(e)	4.21	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.21% 3/11/2027 (d)(e)	4.21	27,000,000	26,991,655
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.21% 3/4/2026 (d)(e)	4.21	90,000,000	89,999,861
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.21% 4/9/2027 (d)(e)	4.21	172,000,000	171,923,886
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.215% 11/13/2025 (d)(e)	4.21	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.215% 12/29/2025 (d)(e)	4.21	59,000,000	59,003,193
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.215% 12/29/2026 (d)(e)	4.22	38,000,000	37,997,322
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.215% 3/20/2026 (d)(e)	4.21	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.215% 3/25/2027 (d)(e)	4.21	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.215% 3/26/2027 (d)(e)	4.21	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.215% 4/8/2027 (d)(e)	4.21	212,000,000	212,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 1/12/2027 (d)(e)	4.22	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 1/19/2027 (d)(e)	4.22	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 1/23/2026 (d)(e)	4.22	151,000,000	151,026,611
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 12/24/2026 (d)(e)	4.22	130,000,000	130,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 2/12/2026 (d)(e)	4.22	143,000,000	143,029,883
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 2/19/2027 (d)(e)	4.22	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 2/2/2026 (d)(e)	4.22	64,500,000	64,498,931
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 2/24/2027 (d)(e)	4.22	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 2/9/2026 (d)(e)	4.22	34,000,000	34,000,841
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 5/14/2026 (d)(e)	4.22	28,000,000	28,006,539
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 5/21/2026 (d)(e)	4.22	46,000,000	46,007,313
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 5/28/2026 (d)(e)	4.22	170,000,000	170,054,761
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.22% 7/28/2026 (d)(e)	4.22	26,000,000	26,004,883
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.225% 12/12/2025 (d)(e)	4.22 to 4.23	134,000,000	134,002,219
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.225% 12/26/2025 (d)(e)	4.22	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.225% 2/25/2027 (d)(e)	4.22	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.225% 4/17/2026 (d)(e)	4.23	67,000,000	66,996,531
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.225% 5/5/2026 (d)(e)	4.23	73,000,000	72,997,927
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.225% 6/17/2027 (d)(e)	4.23	28,000,000	27,990,262
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.225% 6/3/2026 (d)(e)	4.22	38,138,000	38,146,207
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 1/12/2027 (d)(e)	4.23	88,000,000	88,003,628
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 1/15/2026 (d)(e)	4.23	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 1/8/2027 (d)(e)	4.23	87,000,000	87,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 2/25/2026 (d)(e)	4.23	222,000,000	222,034,938
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 2/9/2027 (d)(e)	4.23	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 4/15/2026 (d)(e)	4.23	62,000,000	61,999,955
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 4/6/2027 (d)(e)	4.23	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 4/8/2026 (d)(e)	4.23	81,000,000	81,025,523
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 5/13/2026 (d)(e)	4.23	252,000,000	252,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 5/20/2026 (d)(e)	4.23	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 5/27/2027 (d)(e)	4.23	95,760,000	95,746,604
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 6/18/2026 (d)(e)	4.23	124,000,000	124,022,838
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 6/23/2027 (d)(e)	4.23	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 6/24/2026 (d)(e)	4.23	115,000,000	115,021,769
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 6/29/2027 (d)(e)	4.23	39,000,000	39,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 6/5/2026 (d)(e)	4.23	39,000,000	38,998,739
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.23% 7/1/2026 (d)(e)	4.23	42,000,000	42,011,334
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.235% 1/8/2026 (d)(e)	4.23	85,000,000	85,000,376
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.235% 2/23/2026 (d)(e)	4.24	107,000,000	107,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.235% 3/18/2026 (d)(e)	4.23	127,000,000	127,001,316
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.235% 4/16/2027 (d)(e)	4.24	46,000,000	46,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.235% 4/21/2027 (d)(e)	4.24	20,000,000	19,999,383
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.235% 4/24/2026 (d)(e)	4.24	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.235% 5/14/2027 (d)(e)	4.24	28,000,000	27,997,208
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.235% 6/12/2026 (d)(e)	4.24	107,000,000	107,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.24% 3/11/2026 (d)(e)	4.24	80,000,000	80,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.24% 4/16/2026 (d)(e)	4.24	24,013,000	24,014,244
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.24% 4/21/2026 (d)(e)	4.24	50,000,000	50,001,492
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.24% 5/13/2027 (d)(e)	4.24	82,000,000	81,998,207
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.24% 6/24/2026 (d)(e)	4.24	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.24% 6/24/2027 (d)(e)	4.24	88,000,000	88,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.24% 7/21/2027 (d)(e)	4.24	105,840,000	105,818,443
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.245% 2/10/2027 (d)(e)	4.24	91,000,000	91,020,494
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.245% 5/20/2027 (d)(e)	4.25	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.245% 5/27/2027 (d)(e)	4.25	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.245% 5/6/2027 (d)(e)	4.24 to 4.25	152,433,000	152,437,487
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.245% 6/16/2026 (d)(e)	4.25	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.245% 6/7/2027 (d)(e)	4.25	103,000,000	103,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.245% 7/8/2026 (d)(e)	4.25	125,500,000	125,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.25% 2/18/2027 (d)(e)	4.25	124,000,000	124,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.25% 5/26/2026 (d)(e)	4.25	74,000,000	74,001,723
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.25% 5/28/2027 (d)(e)	4.25	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.25% 5/8/2026 (d)(e)	4.25	64,000,000	64,001,196
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.25% 6/16/2027 (d)(e)	4.25	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.25% 6/9/2027 (d)(e)	4.25	9,000,000	8,999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.25% 7/10/2026 (d)(e)	4.25	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.25% 7/23/2026 (d)(e)	4.25	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.25% 9/14/2026 (d)(e)	4.25	57,886,000	57,878,756
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.255% 10/21/2025 (d)(e)	4.26	24,000,000	23,999,934
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.255% 10/6/2026 (d)(e)	4.25	61,000,000	61,017,686
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.255% 3/23/2027 (d)(e)	4.25	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.255% 3/5/2026 (d)(e)	4.25	36,000,000	36,001,974
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.255% 4/29/2027 (d)(e)	4.25	283,000,000	283,054,964
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.255% 7/16/2026 (d)(e)	4.25	14,000,000	14,000,165
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.255% 7/21/2026 (d)(e)	4.25	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.255% 8/18/2027 (d)(e)	4.25	121,000,000	121,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.255% 8/27/2026 (d)(e)	4.25	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.255% 9/8/2026 (d)(e)	4.25	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 1/27/2027 (d)(e)	4.26	95,000,000	95,017,885
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 2/20/2026 (d)(e)	4.26	64,000,000	64,006,847
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 2/3/2027 (d)(e)	4.26	69,000,000	69,014,565
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 4/23/2027 (d)(e)	4.26	107,385,000	107,422,480
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 5/5/2027 (d)(e)	4.26	152,000,000	152,001,904
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 6/24/2026 (d)(e)	4.26	98,000,000	98,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 6/26/2026 (d)(e)	4.26	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 7/23/2026 (d)(e)	4.26	20,000,000	20,012,323
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 7/29/2026 (d)(e)	4.26	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 7/29/2027 (d)(e)	4.26	144,000,000	144,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 8/12/2026 (d)(e)	4.26	87,000,000	87,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 8/28/2026 (d)(e)	4.26	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.26% 8/6/2026 (d)(e)	4.26	88,000,000	88,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.37% 7/2/2026 (d)(e)	4.37	135,000,000	135,003,508
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.265% 1/8/2027 (d)(e)	4.27	60,000,000	59,999,665
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.265% 10/15/2026 (d)(e)	4.26	75,000,000	75,047,760
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.265% 11/18/2026 (d)(e)	4.26 to 4.27	227,000,000	227,135,342
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.265% 11/23/2026 (d)(e)	4.26	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.265% 12/18/2026 (d)(e)	4.26	62,000,000	62,013,232
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.265% 2/10/2027 (d)(e)	4.26	215,000,000	215,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.265% 8/19/2026 (d)(e)	4.26	162,000,000	162,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.265% 8/4/2027 (d)(e)	4.26	172,000,000	172,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.265% 9/15/2027 (d)(e)	4.26	57,000,000	57,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.335% 10/1/2027 (d)(e)	4.34	78,000,000	78,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.27% 1/30/2026 (d)(e)	4.27	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.27% 10/23/2026 (d)(e)	4.27	130,500,000	130,522,728
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.27% 11/25/2026 (d)(e)	4.27	71,000,000	71,014,495
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.27% 11/4/2026 (d)(e)	4.27	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.27% 12/2/2026 (d)(e)	4.27	53,000,000	53,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.27% 12/30/2026 (d)(e)	4.27	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.27% 8/12/2027 (d)(e)	4.27	154,000,000	154,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.27% 8/26/2026 (d)(e)	4.26 to 4.27	103,000,000	103,007,455
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.27% 9/3/2026 (d)(e)	4.27	101,000,000	101,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.27% 9/4/2026 (d)(e)	4.27	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.27% 9/9/2026 (d)(e)	4.27	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.275% 1/12/2026 (d)(e)	4.27 to 4.28	214,000,000	214,011,131
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.275% 1/21/2027 (d)(e)	4.28	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.275% 1/8/2027 (d)(e)	4.28	139,000,000	139,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.275% 12/16/2026 (d)(e)	4.28	64,000,000	64,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.28% 11/27/2026 (d)(e)	4.28	120,000,000	120,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.28% 12/15/2025 (d)(e)	4.28	103,000,000	102,999,969
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.28% 12/23/2026 (d)(e)	4.28	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.28% 12/4/2026 (d)(e)	4.28	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.28% 9/10/2027 (d)(e)	4.28	103,000,000	103,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.35% 10/1/2027 (d)(e)	4.35	102,000,000	102,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.285% 10/6/2025 (d)(e)	4.29	29,000,000	28,999,981
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.285% 11/14/2025 (d)(e)	4.28	110,000,000	110,000,969
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.285% 11/28/2025 (d)(e)	4.28 to 4.29	162,200,000	162,200,986
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.285% 12/1/2025 (d)(e)	4.28 to 4.29	125,505,000	125,505,339
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.285% 9/24/2027 (d)(e)	4.29	228,000,000	228,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.29% 10/17/2025 (d)(e)	4.29	36,000,000	36,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.29% 10/27/2025 (d)(e)	4.29	54,000,000	54,000,225
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.29% 10/6/2025 (d)(e)	4.29	42,000,000	42,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.29% 11/3/2025 (d)(e)	4.29	82,000,000	82,000,584
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 4.315% 5/10/2027 (d)(e)	4.31	12,000,000	12,015,573
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.23%, 4.36% 6/28/2027 (d)(e)	4.35	69,000,000	69,125,913
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 4.37% 7/19/2027 (d)(e)	4.36	28,000,000	28,053,132
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.255%, 4.385% 9/13/2027 (d)(e)	4.38	71,000,000	71,159,793
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 4.4% 11/24/2026 (d)(e)	4.38	57,000,000	57,132,529
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 4.41% 11/20/2026 (d)(e)	4.39	10,000,000	10,023,562
Federal Farm Credit Banks Funding Corp U.S. SOFR Index -0.005%, 4.125% 11/26/2025 (d)(e)	4.12	53,000,000	53,000,000
Federal Home Loan Bank 3.84% 3/9/2026	3.86	70,000,000	69,995,349
Federal Home Loan Bank 3.85% 3/6/2026	3.86	495,000,000	494,988,148
Federal Home Loan Bank 3.85% 3/6/2026	3.86	56,000,000	55,998,659
Federal Home Loan Bank 3.85% 3/9/2026	3.85	142,000,000	141,998,603
Federal Home Loan Bank 4.16% 6/9/2026	4.16	444,000,000	444,000,000
Federal Home Loan Bank 4.2% 1/15/2026	4.28	130,000,000	129,975,113
Federal Home Loan Bank 4.21% 1/2/2026	4.28	260,000,000	259,958,711
Federal Home Loan Bank 4.21% 1/5/2026	4.29	260,000,000	259,952,544
Federal Home Loan Bank 4.3% 6/2/2026	4.33	1,001,000,000	1,000,832,193
Federal Home Loan Bank 4.35% 3/6/2026	4.35	490,000,000	490,000,000
Federal Home Loan Bank 4.35% 6/5/2026	4.38	498,000,000	497,898,793
Federal Home Loan Bank 4.35% 6/5/2026	4.38	249,000,000	248,948,618
Federal Home Loan Bank 4.4% 3/17/2026	4.40	297,857,143	297,857,143
Federal Home Loan Bank Discount Notes 0% 1/14/2026	3.90	171,000,000	169,077,319
Federal Home Loan Bank Discount Notes 0% 1/16/2026	3.89 to 4.06	723,000,000	714,551,633
Federal Home Loan Bank Discount Notes 0% 1/2/2026	4.03	165,000,000	163,304,378
Federal Home Loan Bank Discount Notes 0% 1/21/2026	3.90	73,000,000	72,125,622
Federal Home Loan Bank Discount Notes 0% 1/26/2026	3.87	316,000,000	312,076,860
Federal Home Loan Bank Discount Notes 0% 1/30/2026	4.05 to 4.23	200,325,000	197,610,853
Federal Home Loan Bank Discount Notes 0% 1/7/2026	3.96	142,000,000	140,490,500
Federal Home Loan Bank Discount Notes 0% 1/9/2026	3.92	7,000,000	6,924,749
Federal Home Loan Bank Discount Notes 0% 10/1/2025	4.28 to 4.31	216,000,000	216,000,000
Federal Home Loan Bank Discount Notes 0% 10/10/2025	4.24 to 4.33	283,000,000	282,701,198
Federal Home Loan Bank Discount Notes 0% 10/14/2025	4.30	262,000,000	261,597,430
Federal Home Loan Bank Discount Notes 0% 10/15/2025	4.25 to 4.34	93,000,000	92,846,642
Federal Home Loan Bank Discount Notes 0% 10/2/2025	4.30	103,000,000	102,987,797
Federal Home Loan Bank Discount Notes 0% 10/22/2025	4.31	383,000,000	382,048,245
Federal Home Loan Bank Discount Notes 0% 10/24/2025	4.31	372,000,000	370,987,540
Federal Home Loan Bank Discount Notes 0% 10/29/2025	4.31	41,000,000	40,863,994
Federal Home Loan Bank Discount Notes 0% 10/31/2025	4.32	163,000,000	162,420,127
Federal Home Loan Bank Discount Notes 0% 10/8/2025	4.28	30,000,000	29,975,220
Federal Home Loan Bank Discount Notes 0% 11/12/2025	4.20	267,000,000	265,705,717
Federal Home Loan Bank Discount Notes 0% 11/13/2025	4.22	219,000,000	217,918,353
Federal Home Loan Bank Discount Notes 0% 11/14/2025	4.19	317,000,000	315,392,106
Federal Home Loan Bank Discount Notes 0% 11/19/2025	4.20	82,000,000	81,535,698
Federal Home Loan Bank Discount Notes 0% 11/26/2025	4.16	368,000,000	365,644,964
Federal Home Loan Bank Discount Notes 0% 11/28/2025	4.27 to 4.30	141,000,000	140,045,908
Federal Home Loan Bank Discount Notes 0% 11/5/2025	4.21 to 4.22	94,000,000	93,618,257
Federal Home Loan Bank Discount Notes 0% 11/7/2025	4.21	347,000,000	345,512,816
Federal Home Loan Bank Discount Notes 0% 12/17/2025	4.14	19,000,000	18,833,990
Federal Home Loan Bank Discount Notes 0% 12/26/2025	4.09	123,000,000	121,814,382
Federal Home Loan Bank Discount Notes 0% 12/3/2025	4.11	73,000,000	72,480,824
Federal Home Loan Bank Discount Notes 0% 12/31/2025	4.07	128,000,000	126,699,307
Federal Home Loan Bank Discount Notes 0% 12/5/2025	4.09	125,500,000	124,583,414
Federal Home Loan Bank Discount Notes 0% 2/18/2026	4.03 to 4.05	44,000,000	43,322,011
Federal Home Loan Bank Discount Notes 0% 2/20/2026	4.07	177,000,000	174,214,315
Federal Home Loan Bank Discount Notes 0% 2/24/2026	3.82	172,000,000	169,380,679
Federal Home Loan Bank Discount Notes 0% 2/25/2026	4.01	323,000,000	317,813,517
Federal Home Loan Bank Discount Notes 0% 2/26/2026	3.82	287,000,000	282,569,517
Federal Home Loan Bank Discount Notes 0% 2/27/2026	4.01	191,000,000	187,893,226
Federal Home Loan Bank Discount Notes 0% 2/9/2026	4.05	139,000,000	136,991,952
Federal Home Loan Bank Discount Notes 0% 3/11/2026	3.84	110,000,000	108,145,369
Federal Home Loan Bank Discount Notes 0% 3/13/2026	3.80 to 3.81	524,000,000	515,135,698
Federal Home Loan Bank Discount Notes 0% 3/18/2026	3.80 to 3.81	660,000,000	648,525,899
Federal Home Loan Bank Discount Notes 0% 3/20/2026	3.81	349,000,000	342,845,735
Federal Home Loan Bank Discount Notes 0% 3/24/2026	3.79	42,000,000	41,245,855
Federal Home Loan Bank Discount Notes 0% 3/25/2026	3.81	158,000,000	155,131,313
Federal Home Loan Bank Discount Notes 0% 3/31/2026	3.77	143,000,000	140,339,803
Federal Home Loan Bank Discount Notes 0% 3/4/2026	3.98	43,000,000	42,282,065
Federal Home Loan Bank Discount Notes 0% 3/5/2026	3.85	9,400,000	9,247,014
Federal Home Loan Bank Discount Notes 0% 3/6/2026	4.00	141,000,000	138,607,935
Federal Home Loan Bank Discount Notes 0% 4/2/2026	3.78	143,000,000	140,310,408
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.13% 10/14/2025 (d)(e)	4.13	121,000,000	120,999,895
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.13% 10/22/2025 (d)(e)	4.13	64,000,000	64,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.13% 11/25/2025 (d)(e)	4.13	126,000,000	126,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.13% 12/16/2025 (d)(e)	4.13	362,000,000	362,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.13% 12/17/2025 (d)(e)	4.13	250,000,000	250,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.13% 12/17/2025 (d)(e)	4.13	137,000,000	137,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.13% 12/2/2025 (d)(e)	4.13	252,000,000	252,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.13% 12/4/2025 (d)(e)	4.13	213,000,000	213,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.13% 12/5/2025 (d)(e)	4.13	67,000,000	66,999,434
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.13% 12/8/2025 (d)(e)	4.13	226,000,000	226,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 1/12/2026 (d)(e)	4.13	500,000,000	500,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 1/15/2026 (d)(e)	4.13	644,000,000	644,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 1/20/2026 (d)(e)	4.13	516,000,000	516,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 1/20/2026 (d)(e)	4.13	52,000,000	52,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 1/26/2026 (d)(e)	4.13	262,000,000	262,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 1/26/2026 (d)(e)	4.13	66,000,000	66,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 1/27/2026 (d)(e)	4.13	266,000,000	266,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 1/27/2026 (d)(e)	4.13	133,000,000	133,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 1/27/2026 (d)(e)	4.13	92,000,000	92,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 1/27/2026 (d)(e)	4.13	53,000,000	53,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 1/30/2026 (d)(e)	4.13	267,000,000	267,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 1/9/2026 (d)(e)	4.13	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 10/2/2025 (d)(e)	4.13	185,000,000	185,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 11/12/2025 (d)(e)	4.13	295,000,000	295,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 12/29/2025 (d)(e)	4.13	247,000,000	247,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 2/2/2026 (d)(e)	4.13	667,000,000	667,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 2/2/2026 (d)(e)	4.13	133,000,000	133,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 2/3/2026 (d)(e)	4.13	134,000,000	134,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 2/3/2026 (d)(e)	4.13	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 2/4/2026 (d)(e)	4.13	268,000,000	268,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.135% 2/5/2026 (d)(e)	4.13	201,000,000	201,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 1/26/2026 (d)(e)	4.14	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 10/14/2025 (d)(e)	4.14	49,000,000	49,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 10/23/2025 (d)(e)	4.14	184,000,000	184,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 10/8/2025 (d)(e)	4.14	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 12/30/2025 (d)(e)	4.14	255,000,000	255,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 12/4/2025 (d)(e)	4.14	26,000,000	26,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 2/17/2026 (d)(e)	4.14	39,000,000	39,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 2/18/2026 (d)(e)	4.14	103,000,000	103,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 2/24/2026 (d)(e)	4.14	199,000,000	199,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 2/25/2026 (d)(e)	4.14	66,000,000	66,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 2/25/2026 (d)(e)	4.14	40,000,000	40,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 2/26/2026 (d)(e)	4.14	263,000,000	263,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 3/3/2026 (d)(e)	4.14	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 3/4/2026 (d)(e)	4.14	134,000,000	134,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 3/5/2026 (d)(e)	4.14	201,000,000	201,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.14% 3/9/2026 (d)(e)	4.14	266,000,000	266,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.145% 1/29/2026 (d)(e)	4.15	254,000,000	254,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.145% 10/3/2025 (d)(e)	4.15	201,000,000	201,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.145% 2/2/2026 (d)(e)	4.15	509,000,000	509,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.145% 4/6/2026 (d)(e)	4.15	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.145% 4/8/2026 (d)(e)	4.15	134,000,000	134,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.145% 4/9/2026 (d)(e)	4.15	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.15% 10/15/2025 (d)(e)	4.15	242,000,000	242,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.15% 10/22/2025 (d)(e)	4.15	186,000,000	186,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.15% 10/24/2025 (d)(e)	4.15	241,000,000	241,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.15% 10/28/2025 (d)(e)	4.15	126,000,000	126,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.15% 10/8/2025 (d)(e)	4.15	46,000,000	46,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.15% 11/3/2025 (d)(e)	4.15	187,000,000	187,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.15% 11/4/2025 (d)(e)	4.15	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.15% 12/16/2025 (d)(e)	4.15	49,000,000	49,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.15% 2/23/2026 (d)(e)	4.15	252,000,000	252,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.15% 3/2/2026 (d)(e)	4.15	247,000,000	247,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.15% 4/13/2026 (d)(e)	4.15	407,000,000	407,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.15% 4/15/2026 (d)(e)	4.15	271,000,000	271,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.155% 1/5/2026 (d)(e)	4.16	63,000,000	63,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.155% 11/17/2025 (d)(e)	4.16	329,000,000	329,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.155% 11/21/2025 (d)(e)	4.16	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.155% 11/24/2025 (d)(e)	4.16	210,000,000	210,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.155% 11/25/2025 (d)(e)	4.16	125,000,000	125,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.155% 12/4/2025 (d)(e)	4.16	249,000,000	249,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.155% 2/12/2026 (d)(e)	4.16	201,000,000	201,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.155% 2/19/2026 (d)(e)	4.16	91,000,000	91,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.155% 2/20/2026 (d)(e)	4.16	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.16% 10/20/2025 (d)(e)	4.16	249,000,000	249,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.16% 10/21/2025 (d)(e)	4.16	249,000,000	249,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.16% 12/30/2025 (d)(e)	4.16	185,000,000	185,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.165% 3/17/2026 (d)(e)	4.16	269,000,000	269,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.165% 3/19/2026 (d)(e)	4.16	270,000,000	270,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.165% 3/23/2026 (d)(e)	4.16	269,000,000	269,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.165% 3/24/2026 (d)(e)	4.16	198,000,000	198,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.165% 3/24/2026 (d)(e)	4.16	69,000,000	69,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.165% 3/26/2026 (d)(e)	4.16	264,000,000	264,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.165% 3/27/2026 (d)(e)	4.16	66,000,000	66,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.165% 3/30/2026 (d)(e)	4.16	261,000,000	261,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.17% 4/20/2026 (d)(e)	4.17	263,000,000	263,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.17% 4/21/2026 (d)(e)	4.17	263,000,000	263,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.17% 4/23/2026 (d)(e)	4.17	198,000,000	198,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.17% 4/24/2026 (d)(e)	4.17	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.17% 4/29/2026 (d)(e)	4.17	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.17% 4/30/2026 (d)(e)	4.17	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.175% 2/5/2026 (d)(e)	4.17	190,000,000	190,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.18% 5/14/2026 (d)(e)	4.18	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 4.195% 8/10/2026 (d)(e)	4.20	184,000,000	184,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 4.195% 8/12/2026 (d)(e)	4.20	349,000,000	349,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.2% 11/28/2025 (d)(e)	4.20	129,500,000	129,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.2% 12/23/2026 (d)(e)	4.20	54,000,000	54,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.2% 12/24/2026 (d)(e)	4.20	92,000,000	92,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.2% 12/30/2026 (d)(e)	4.20	106,000,000	106,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.205% 11/18/2026 (d)(e)	4.21	206,000,000	206,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.205% 11/27/2026 (d)(e)	4.21	32,000,000	32,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.21% 11/13/2026 (d)(e)	4.21	51,000,000	51,004,915
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.21% 12/11/2026 (d)(e)	4.21	210,000,000	210,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.21% 12/8/2026 (d)(e)	4.21	69,500,000	69,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.21% 2/27/2026 (d)(e)	4.21	130,000,000	130,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.325% 1/2/2026 (d)(e)	4.32 to 4.33	127,970,000	127,972,850
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.22% 1/12/2026 (d)(e)	4.22	126,000,000	126,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.22% 1/16/2026 (d)(e)	4.22	63,000,000	63,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.22% 3/1/2027 (d)(e)	4.22	52,000,000	52,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.22% 5/13/2026 (d)(e)	4.22	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.225% 12/23/2025 (d)(e)	4.22	221,000,000	221,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.225% 2/12/2027 (d)(e)	4.22	142,000,000	142,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.225% 2/25/2027 (d)(e)	4.23	37,000,000	36,996,466
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.225% 4/14/2027 (d)(e)	4.23	54,000,000	53,990,301
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.225% 6/11/2027 (d)(e)	4.23	54,000,000	53,994,783
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.23% 10/16/2025 (d)(e)	4.23	70,000,000	70,000,893
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.23% 4/17/2026 (d)(e)	4.23	50,000,000	49,999,893
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.23% 6/10/2027 (d)(e)	4.23	126,000,000	126,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.23% 6/22/2026 (d)(e)	4.23	62,000,000	62,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.23% 6/24/2026 (d)(e)	4.23	79,000,000	79,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.23% 6/25/2026 (d)(e)	4.23	75,000,000	75,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.23% 6/26/2026 (d)(e)	4.23	125,000,000	125,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.23% 6/7/2027 (d)(e)	4.23	39,000,000	39,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.235% 2/18/2027 (d)(e)	4.23	20,000,000	20,000,733
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.235% 2/20/2026 (d)(e)	4.24	1,000,000	999,999
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.24% 4/10/2026 (d)(e)	4.24	59,000,000	59,013,970
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.24% 4/15/2026 (d)(e)	4.24	70,000,000	70,016,312
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.24% 4/24/2026 (d)(e)	4.24	64,000,000	64,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.24% 4/7/2026 (d)(e)	4.24	62,000,000	62,002,856
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.24% 7/15/2027 (d)(e)	4.24	13,620,000	13,617,230
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.24% 7/19/2027 (d)(e)	4.24	68,000,000	67,986,098
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.24% 7/21/2027 (d)(e)	4.24	27,000,000	26,994,502
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 4.245% 7/30/2027 (d)(e)	4.25	405,000,000	405,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.25% 12/19/2025 (d)(e)	4.25	63,000,000	63,011,561
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.25% 6/21/2027 (d)(e)	4.25	158,000,000	158,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.25% 6/22/2027 (d)(e)	4.25	142,000,000	142,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.255% 10/16/2025 (d)(e)	4.25	240,000,000	240,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.26% 10/3/2025 (d)(e)	4.26	237,000,000	237,000,717
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.26% 2/12/2026 (d)(e)	4.26	63,000,000	63,006,135
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.26% 2/20/2026 (d)(e)	4.26	59,000,000	59,007,102
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.26% 2/5/2027 (d)(e)	4.26	69,500,000	69,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.26% 2/9/2026 (d)(e)	4.26	80,000,000	80,006,064
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.26% 4/16/2027 (d)(e)	4.26	68,000,000	68,023,383
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.26% 4/23/2027 (d)(e)	4.26	55,000,000	55,017,096
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.26% 6/24/2027 (d)(e)	4.26	157,000,000	157,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.26% 6/30/2027 (d)(e)	4.26	106,000,000	106,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.26% 9/10/2027 (d)(e)	4.26	140,000,000	140,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.26% 9/7/2027 (d)(e)	4.26	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.26% 9/8/2027 (d)(e)	4.26	42,000,000	42,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.265% 1/6/2027 (d)(e)	4.26	24,000,000	24,020,460
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.265% 11/12/2025 (d)(e)	4.26	239,500,000	239,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.265% 11/14/2025 (d)(e)	4.26	211,000,000	211,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.27% 1/16/2026 (d)(e)	4.27	63,000,000	63,008,003
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.27% 10/29/2026 (d)(e)	4.27	36,000,000	36,007,126
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.27% 7/22/2026 (d)(e)	4.27	3,750,000	3,749,999
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.27% 8/21/2026 (d)(e)	4.27	269,000,000	269,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.27% 9/10/2026 (d)(e)	4.27	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.27% 9/4/2026 (d)(e)	4.27	206,000,000	206,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.275% 10/10/2025 (d)(e)	4.28	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.275% 9/25/2026 (d)(e)	4.28	557,000,000	557,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.385% 1/2/2026 (d)(e)	4.38	110,030,000	110,030,950
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.28% 12/8/2025 (d)(e)	4.28	252,000,000	251,999,769
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.28% 12/8/2025 (d)(e)	4.28	72,550,000	72,549,909
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.285% 11/14/2025 (d)(e)	4.28	61,000,000	61,000,530
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.285% 11/17/2025 (d)(e)	4.28	383,000,000	383,002,272
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.285% 12/11/2025 (d)(e)	4.29	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.285% 12/8/2025 (d)(e)	4.28	99,355,000	99,355,709
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.29% 10/14/2025 (d)(e)	4.29	355,000,000	355,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.29% 10/20/2025 (d)(e)	4.29	132,000,000	132,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.32% 12/18/2026 (d)(e)	4.32	297,000,000	297,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.32% 12/22/2026 (d)(e)	4.32	343,000,000	343,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.125% 10/22/2025 (d)(e)	4.12	252,000,000	252,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.125% 10/28/2025 (d)(e)	4.12	201,000,000	201,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.125% 11/10/2025 (d)(e)	4.12	500,000,000	500,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.125% 11/10/2025 (d)(e)	4.12	124,000,000	124,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.125% 11/3/2025 (d)(e)	4.12	141,000,000	141,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.125% 11/3/2025 (d)(e)	4.12	127,000,000	127,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.125% 11/4/2025 (d)(e)	4.12	188,000,000	188,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.125% 11/7/2025 (d)(e)	4.12	256,000,000	256,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.125% 11/7/2025 (d)(e)	4.12	49,000,000	49,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.12% 10/10/2025 (d)(e)	4.12	247,000,000	247,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.12% 10/14/2025 (d)(e)	4.12	375,000,000	375,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.12% 10/3/2025 (d)(e)	4.12	259,000,000	258,999,942
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.12% 10/6/2025 (d)(e)	4.12	128,000,000	128,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.12% 10/7/2025 (d)(e)	4.12	512,000,000	512,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.12% 10/8/2025 (d)(e)	4.12	128,000,000	128,000,000
Freddie Mac 0.64% 11/24/2025	4.36	45,000,000	44,759,439
Freddie Mac Discount Notes 0% 1/2/2026	4.02	419,000,000	414,702,806
Freddie Mac Discount Notes 0% 10/22/2025	4.32	33,545,000	33,461,445
Freddie Mac U.S. SOFR Index + 0.08%, 4.21% 11/5/2026 (d)(e)	4.21	625,000,000	625,000,000
Freddie Mac U.S. SOFR Index + 0.09%, 4.22% 1/26/2026 (d)(e)	4.22	1,142,528,000	1,142,538,392
Freddie Mac U.S. SOFR Index + 0.1%, 4.23% 2/9/2026 (d)(e)	4.23	96,000,000	96,001,609
Freddie Mac U.S. SOFR Index + 0.11%, 4.24% 3/5/2026 (d)(e)	4.24	431,000,000	431,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 4.24% 5/7/2026 (d)(e)	4.24	232,000,000	232,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.355% 4/2/2026 (d)(e)	4.35	711,000,000	711,004,062
Freddie Mac U.S. SOFR Index + 0.14%, 4.27% 10/16/2026 (d)(e)	4.27	615,000,000	615,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.27% 10/29/2026 (d)(e)	4.27	420,000,000	420,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.27% 9/23/2026 (d)(e)	4.27	843,000,000	843,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.27% 9/4/2026 (d)(e)	4.27	282,000,000	282,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $66,339,911,521)			66,339,911,521

U.S. Treasury Obligations - 29.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/13/2026	3.89 to 3.90	3,101,100,000	3,066,614,220
US Treasury Bills 0% 1/2/2026	3.90 to 4.24	1,580,000,000	1,564,216,911
US Treasury Bills 0% 1/20/2026	3.86 to 4.23	3,614,000,000	3,571,348,236
US Treasury Bills 0% 1/27/2026	3.85 to 3.88	3,004,000,000	2,966,512,424
US Treasury Bills 0% 1/29/2026	4.22	285,000,000	281,074,125
US Treasury Bills 0% 1/6/2026	4.01 to 4.27	856,971,500	847,763,456
US Treasury Bills 0% 1/8/2026	4.23	1,941,800,000	1,919,665,907
US Treasury Bills 0% 10/14/2025	4.22	141,000,000	140,786,353
US Treasury Bills 0% 10/16/2025	4.21 to 4.29	6,532,000,000	6,520,559,917
US Treasury Bills 0% 10/2/2025	4.26 to 4.27	4,000,000,000	3,999,528,382
US Treasury Bills 0% 10/21/2025	4.22 to 4.29	3,434,000,000	3,425,960,905
US Treasury Bills 0% 10/23/2025	4.29 to 4.30	1,565,500,000	1,561,441,391
US Treasury Bills 0% 10/28/2025	4.17 to 4.25	1,365,000,000	1,360,752,459
US Treasury Bills 0% 10/7/2025	4.19 to 4.26	1,372,000,000	1,371,039,857
US Treasury Bills 0% 10/9/2025	4.23 to 4.30	3,157,000,000	3,154,021,685
US Treasury Bills 0% 11/12/2025	4.26 to 4.29	3,136,000,000	3,120,523,394
US Treasury Bills 0% 11/13/2025	4.04 to 4.19	5,152,000,000	5,127,195,919
US Treasury Bills 0% 11/18/2025	4.29	2,859,100,000	2,842,974,675
US Treasury Bills 0% 11/20/2025	4.17 to 4.31	4,137,000,000	4,113,199,120
US Treasury Bills 0% 11/25/2025	4.29 to 4.39	123,000,000	122,188,072
US Treasury Bills 0% 11/28/2025	4.29 to 4.30	189,000,000	187,707,877
US Treasury Bills 0% 11/4/2025	4.27	230,000,000	229,085,386
US Treasury Bills 0% 12/11/2025	4.25 to 4.30	888,000,000	880,688,552
US Treasury Bills 0% 12/16/2025	4.10 to 4.16	589,700,000	584,641,213
US Treasury Bills 0% 12/18/2025	4.24 to 4.25	1,271,637,500	1,260,182,846
US Treasury Bills 0% 12/2/2025	4.27 to 4.28	928,500,000	921,750,702
US Treasury Bills 0% 12/23/2025	4.14	442,000,000	437,841,873
US Treasury Bills 0% 12/26/2025	4.13 to 4.18	218,000,000	215,860,740
US Treasury Bills 0% 12/30/2025	4.07 to 4.08	2,291,500,000	2,268,472,322
US Treasury Bills 0% 12/4/2025	4.30 to 4.31	177,000,000	175,659,017
US Treasury Bills 0% 12/9/2025	4.17	723,000,000	717,300,514
US Treasury Bills 0% 2/12/2026	4.05 to 4.06	1,435,700,000	1,414,470,867
US Treasury Bills 0% 3/12/2026	3.81	294,000,000	289,055,288
US Treasury Bills 0% 3/19/2026	3.79 to 4.12	1,704,600,000	1,674,680,362
US Treasury Bills 0% 3/26/2026	3.78	1,569,300,000	1,540,865,970
US Treasury Bills 0% 3/5/2026	4.02 to 4.05	392,000,000	385,328,093
US Treasury Bills 0% 4/2/2026	3.80	456,000,000	447,412,635
US Treasury Bills 0% 5/14/2026	4.09	686,000,000	669,150,125
US Treasury Bills 0% 7/9/2026	4.07 to 4.11	2,422,000,000	2,347,790,280
US Treasury Bills 0% 8/6/2026	3.91 to 4.12	705,000,000	681,945,231
US Treasury Notes 0.25% 10/31/2025	4.45	32,000,000	31,892,975
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	175,000,000	172,801,745
US Treasury Notes 0.375% 11/30/2025	4.43 to 4.45	351,000,000	348,733,971
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	912,000,000	903,440,494
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.17	589,000,000	580,427,271
US Treasury Notes 0.625% 7/31/2026	3.74 to 4.11	776,000,000	755,196,965
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	502,000,000	493,818,728
US Treasury Notes 0.75% 4/30/2026	3.80 to 4.16	267,000,000	262,061,135
US Treasury Notes 0.75% 5/31/2026	3.81	165,000,000	161,720,770
US Treasury Notes 0.75% 8/31/2026	3.92 to 4.16	501,000,000	486,395,189
US Treasury Notes 0.875% 9/30/2026	3.85	124,000,000	120,428,657
US Treasury Notes 1.375% 8/31/2026	3.93	61,000,000	59,614,273
US Treasury Notes 1.625% 2/15/2026	4.15	56,000,000	55,484,181
US Treasury Notes 1.625% 5/15/2026	4.03 to 4.07	569,000,000	560,711,179
US Treasury Notes 1.875% 7/31/2026	4.01	23,000,000	22,605,162
US Treasury Notes 2.125% 5/31/2026	4.02	22,000,000	21,731,916
US Treasury Notes 2.25% 3/31/2026	4.13	56,000,000	55,493,674
US Treasury Notes 2.5% 2/28/2026	4.13	55,000,000	54,642,331
US Treasury Notes 2.625% 12/31/2025	4.29	103,000,000	102,585,025
US Treasury Notes 3 month U.S. Treasury Bill + 0.159%, 4.0575% 7/31/2027 (d)(e)	4.06	29,000,000	28,988,403
US Treasury Notes 3 month U.S. Treasury Bill + 0.16%, 4.0585% 4/30/2027 (d)(e)	4.06	394,000,000	394,000,000
US Treasury Notes 3.75% 4/15/2026	4.18	157,000,000	156,649,751
US Treasury Notes 3.75% 8/31/2026	3.96	109,000,000	108,792,530
US Treasury Notes 4% 2/15/2026	4.29	33,000,000	32,964,952
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	533,000,000	532,959,238
US Treasury Notes 4.25% 1/31/2026	4.28	333,000,000	332,963,547
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	903,000,000	902,903,677
US Treasury Notes 4.375% 7/31/2026	3.75 to 4.08	708,000,000	711,060,584
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	606,000,000	607,077,754
US Treasury Notes 4.625% 2/28/2026	4.13 to 4.17	203,000,000	203,390,557
US Treasury Notes 4.625% 3/15/2026	4.11	35,705,000	35,784,993
US Treasury Notes 4.625% 6/30/2026	3.77 to 4.20	117,000,000	117,522,285
US Treasury Notes 4.875% 4/30/2026	4.04 to 4.07	419,000,000	420,909,067
US Treasury Notes 4.875% 5/31/2026	4.04 to 4.06	190,000,000	190,999,736
US Treasury Notes 5% 10/31/2025	4.45	21,000,000	21,009,123
US Treasury Notes Inflation-Indexed 0.125% 10/15/2025	0.93 to 1.72	1,218,884,370	1,218,188,570
TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,673,207,709)			79,673,207,709

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $281,776,616,880)	281,776,616,880
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(9,003,281,892)
NET ASSETS - 100.0%	272,773,334,988

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.21	9/30/2025	10/1/2025	390,000,000	390,045,608	Agency Mortgage-Backed Securities	2.00 - 7.00	9/1/2028 - 9/1/2055	314,593,770
						U.S. Treasuries (including strips)	0.63 - 4.88	12/15/2026 - 11/15/2033	83,252,844
									397,846,614
BMO Capital Markets Corp	4.21	9/30/2025	10/1/2025	55,000,000	55,006,432	U.S. Treasuries (including strips)	4.63	2/15/2035	2,095,704
						Agency Collateralized Mortgage Obligation	1.50 - 6.50	5/15/2027 - 10/20/2069	54,540,391
									56,636,095
BMO Chicago Branch	4.18	9/10/2025	10/22/2025	497,000,000	499,423,703	Agency Mortgage-Backed Securities	2.50 - 6.50	8/1/2048 - 9/1/2055	508,176,090
BMO Chicago Branch	4.16	9/17/2025	10/17/2025	55,000,000	55,190,667	Agency Mortgage-Backed Securities	5.50 - 6.00	8/20/2053 - 9/20/2055	56,190,758
BMO Chicago Branch	4.21	9/11/2025	10/10/2025	221,000,000	221,749,497	Agency Mortgage-Backed Securities	3.00 - 7.50	4/20/2036 - 8/20/2075	225,947,233
BMO Chicago Branch	4.21	9/30/2025	10/1/2025	112,000,000	112,013,098	Agency Mortgage-Backed Securities	2.50 - 8.00	1/20/2050 - 9/20/2055	114,253,360
BNP Paribas, SA	4.15	9/18/2025	10/20/2025	1,170,000,000	1,174,316,000	Agency Mortgage-Backed Securities	1.50 - 8.00	10/25/2025 - 9/1/2055	1,154,616,196
						U.S. Treasuries (including strips)	0.00	11/15/2035 - 8/15/2053	16,851,354
						Agency Debentures and Agency Strips	1.73 - 4.10	5/16/2028 - 3/24/2042	23,884,498
									1,195,352,048
BNP Paribas, SA	4.29	8/28/2025	10/3/2025	769,000,000	772,299,010	U.S. Treasuries (including strips)	0.63 - 5.00	1/31/2026 - 11/15/2050	787,558,099
BNP Paribas, SA	4.29	8/29/2025	10/3/2025	1,022,000,000	1,026,262,592	U.S. Treasuries (including strips)	0.38 - 6.63	9/30/2026 - 5/15/2053	1,046,539,429
Bank of Montreal	4.20	9/25/2025	10/8/2025	101,000,000	101,153,001	U.S. Treasuries (including strips)	1.25 - 4.63	10/31/2025 - 11/15/2054	103,191,935
Bank of Montreal	4.19	9/24/2025	10/8/2025	92,000,000	92,149,909	U.S. Treasuries (including strips)	1.38 - 5.00	4/30/2027 - 5/15/2051	93,917,530
Bank of Montreal	4.18	9/30/2025	10/7/2025	41,000,000	41,033,324	U.S. Treasuries (including strips)	1.38 - 4.63	12/31/2026 - 5/15/2051	41,824,859
Bank of Montreal	4.19	9/26/2025	10/3/2025	61,000,000	61,049,698	U.S. Treasuries (including strips)	1.25 - 4.63	10/31/2025 - 5/15/2054	62,256,259
Barclays Bank PLC	4.16	9/19/2025	10/30/2025	222,000,000	223,051,787	Agency Mortgage-Backed Securities	2.00 - 5.00	2/20/2050 - 8/20/2055	226,754,007
Barclays Bank PLC	4.14(f)	9/10/2025	10/10/2025	442,000,000	443,524,900	Agency Mortgage-Backed Securities	2.00 - 6.50	9/20/2026 - 8/20/2055	404,882,960
						Agency Collateralized Mortgage Obligation	6.50	5/25/2055	19,864,977
						Agency Debentures and Agency Strips	4.50 - 6.50	9/25/2045 - 5/1/2055	27,707,633
									452,455,570
Barclays Bank PLC	4.14(f)	9/4/2025	10/3/2025	433,000,000	434,444,055	Agency Mortgage-Backed Securities	2.00 - 6.50	5/20/2047 - 8/20/2055	429,344,757
						Agency Collateralized Mortgage Obligation	5.00	9/25/2055	15,537,360
									444,882,117
Barclays Bank PLC	4.22	9/30/2025	10/1/2025	168,000,000	168,019,693	Agency Mortgage-Backed Securities	2.50 - 6.50	5/20/2047 - 5/16/2065	171,628,687
Barclays Bank PLC	4.20	9/30/2025	10/1/2025	4,028,000,000	4,028,469,933	U.S. Treasuries (including strips)	0.00 - 4.75	10/14/2025 - 2/15/2049	4,109,039,426
BofA Securities, Inc.	4.19(f)	8/5/2025	12/5/2025	206,000,000	208,925,085	Agency Mortgage-Backed Securities	1.50 - 7.00	1/1/2026 - 6/15/2060	211,577,299
BofA Securities, Inc.	4.17	9/3/2025	12/3/2025	145,000,000	146,528,421	U.S. Treasuries (including strips)	3.88	7/31/2030	148,379,753
BofA Securities, Inc.	4.19(f)	8/1/2025	12/1/2025	822,000,000	833,671,944	Agency Mortgage-Backed Securities	1.50 - 7.50	11/15/2028 - 9/20/2055	844,668,445
BofA Securities, Inc.	4.26	8/7/2025	11/7/2025	104,000,000	105,132,214	Agency Mortgage-Backed Securities	2.50 - 7.00	1/1/2028 - 8/20/2055	106,770,404
BofA Securities, Inc.	4.27	8/27/2025	10/27/2025	269,000,000	270,946,290	U.S. Treasuries (including strips)	3.63 - 4.00	8/31/2029 - 3/31/2030	275,519,077
BofA Securities, Inc.	4.15(f)	7/11/2025	10/10/2025	101,000,000	102,059,518	Agency Mortgage-Backed Securities	3.00 - 7.00	11/1/2034 - 7/1/2055	104,039,183
Canadian Imperial Bank of Commerce	4.21	9/2/2025	11/3/2025	341,000,000	343,472,440	U.S. Treasuries (including strips)	0.00 - 4.75	11/6/2025 - 2/15/2055	349,570,760
Canadian Imperial Bank of Commerce	4.19	9/18/2025	10/30/2025	14,000,000	14,068,436	Agency Mortgage-Backed Securities	3.50	1/1/2048	67,637
						U.S. Treasuries (including strips)	0.75 - 4.13	1/31/2028 - 8/15/2053	170,228
						Agency Collateralized Mortgage Obligation	1.90 - 7.50	4/20/2038 - 11/20/2072	282,702
						Agency Debentures and Agency Strips	4.06 - 7.00	7/1/2029 - 10/25/2054	14,121,181
									14,641,748
Canadian Imperial Bank of Commerce	4.15	9/18/2025	10/30/2025	111,000,000	111,537,425	Agency Mortgage-Backed Securities	2.00 - 8.00	2/1/2049 - 8/20/2064	113,206,782
						U.S. Treasuries (including strips)	0.88 - 4.50	8/31/2027 - 11/15/2048	182,917
									113,389,699
Canadian Imperial Bank of Commerce	4.15	9/24/2025	10/23/2025	409,000,000	410,365,662	U.S. Treasuries (including strips)	0.00 - 5.00	10/30/2025 - 2/15/2055	417,554,382
Canadian Imperial Bank of Commerce	4.13	9/29/2025	10/17/2025	266,000,000	266,549,290	U.S. Treasuries (including strips)	0.00 - 4.75	11/6/2025 - 5/15/2054	271,989,966
Canadian Imperial Bank of Commerce	4.17	9/15/2025	10/15/2025	71,000,000	71,246,725	U.S. Treasuries (including strips)	0.38 - 4.63	1/31/2026 - 2/15/2055	72,666,647
Canadian Imperial Bank of Commerce	4.18	9/15/2025	10/14/2025	221,000,000	221,744,156	Agency Mortgage-Backed Securities	1.33 - 8.00	10/1/2027 - 8/20/2064	139,316,576
						U.S. Treasuries (including strips)	0.00 - 4.63	1/13/2026 - 2/15/2055	86,527,639
									225,844,215
Canadian Imperial Bank of Commerce	4.29	8/26/2025	10/7/2025	294,000,000	295,471,470	U.S. Treasuries (including strips)	0.50 - 4.88	1/31/2026 - 11/15/2054	301,166,521
Citibank NA	4.19	9/24/2025	10/1/2025	335,000,000	335,272,932	Agency Mortgage-Backed Securities	2.00 - 8.50	1/1/2027 - 7/20/2075	338,030,768
						U.S. Treasuries (including strips)	1.63	5/15/2026	3,947,625
									341,978,393
Citigroup Global Capital Markets Inc	4.21(f)	9/24/2025	11/25/2025	1,032,000,000	1,039,482,574	Agency Mortgage-Backed Securities	4.00 - 7.75	2/20/2055 - 5/20/2055	1,052,640,621
						U.S. Treasuries (including strips)	1.25	11/30/2026	866,105
									1,053,506,726
Citigroup Global Capital Markets Inc	4.20(f)	9/24/2025	11/25/2025	604,500,000	608,872,550	U.S. Treasuries (including strips)	0.00 - 3.50	3/26/2026 - 9/30/2027	617,096,523
Citigroup Global Capital Markets Inc	4.21(f)	9/17/2025	11/18/2025	585,000,000	589,241,575	Agency Mortgage-Backed Securities	2.60 - 8.00	12/1/2025 - 11/20/2072	595,849,845
						U.S. Treasuries (including strips)	1.25	11/30/2026	1,839,215
									597,689,060
Citigroup Global Capital Markets Inc	4.21(f)	9/4/2025	11/5/2025	570,000,000	574,132,816	Agency Mortgage-Backed Securities	4.00 - 7.00	2/20/2055 - 3/20/2055	581,400,866
						U.S. Treasuries (including strips)	1.25	11/30/2026	1,906,485
									583,307,351
Citigroup Global Capital Markets Inc	4.19	9/24/2025	10/1/2025	502,000,000	502,408,991	U.S. Treasuries (including strips)	3.63 - 3.75	6/30/2027 - 8/31/2027	512,457,253
Credit AG	4.21	9/30/2025	10/1/2025	44,000,000	44,005,146	U.S. Treasuries (including strips)	1.63	8/15/2029	44,885,267
Fixed Income Clearing Corp - BNP	4.20	9/30/2025	10/1/2025	3,135,000,000	3,135,365,750	U.S. Treasuries (including strips)	1.13 - 4.63	7/31/2027 - 2/15/2055	3,198,073,070
Fixed Income Clearing Corp - BNP	4.20	9/30/2025	10/1/2025	3,327,000,000	3,327,388,150	U.S. Treasuries (including strips)	1.63 - 4.63	1/31/2026 - 2/15/2053	3,393,935,929
Fixed Income Clearing Corp - BNYM	4.25	9/30/2025	10/1/2025	2,968,000,000	2,968,350,389	U.S. Treasuries (including strips)	1.50 - 4.63	8/15/2026 - 2/15/2035	3,027,360,079
Fixed Income Clearing Corp - BNYM	4.22	9/30/2025	10/1/2025	614,000,000	614,071,974	U.S. Treasuries (including strips)	3.63	8/31/2029	626,280,080
Fixed Income Clearing Corp - BNYM	4.20	9/30/2025	10/1/2025	6,141,000,000	6,141,716,450	U.S. Treasuries (including strips)	0.50 - 4.13	1/15/2028 - 8/15/2040	6,263,820,022
Fixed Income Clearing Corp - BONY	4.26	9/30/2025	10/1/2025	2,105,000,000	2,105,249,092	Agency Mortgage-Backed Securities	2.00 - 7.00	4/1/2035 - 6/1/2064	2,147,100,000
Fixed Income Clearing Corp - BONY	4.21	9/30/2025	10/1/2025	1,411,000,000	1,411,165,009	Agency Mortgage-Backed Securities	2.50 - 7.00	4/1/2029 - 5/1/2055	1,439,220,000
Fixed Income Clearing Corp - CIBC	4.21	9/30/2025	10/1/2025	143,000,000	143,016,723	U.S. Treasuries (including strips)	1.13	2/15/2031	145,926,277
Fixed Income Clearing Corp - CIBC	4.21	9/30/2025	10/1/2025	796,000,000	796,093,088	U.S. Treasuries (including strips)	4.25 - 4.63	11/15/2034 - 11/15/2044	811,880,618
Fixed Income Clearing Corp - Citi	4.21	9/30/2025	10/1/2025	2,743,000,000	2,743,320,779	U.S. Treasuries (including strips)	0.00 - 5.38	12/18/2025 - 5/15/2055	2,798,187,202
Fixed Income Clearing Corp - Credit Agricole	4.27	9/30/2025	10/1/2025	4,797,000,000	4,797,568,978	U.S. Treasuries (including strips)	0.50 - 4.63	10/31/2026 - 11/15/2051	4,934,440,603
Fixed Income Clearing Corp - Credit Agricole	4.21	9/30/2025	10/1/2025	1,126,000,000	1,126,131,679	U.S. Treasuries (including strips)	0.50 - 4.63	2/28/2026 - 11/15/2052	1,148,000,240
Fixed Income Clearing Corp - Goldman	4.21	9/30/2025	10/1/2025	3,806,000,000	3,806,445,091	Agency Mortgage-Backed Securities	1.50 - 7.50	1/1/2027 - 6/1/2064	3,882,573,993
Fixed Income Clearing Corp - Goldman	4.20	9/30/2025	10/1/2025	2,307,380,000	2,307,649,194	U.S. Treasuries (including strips)	0.00 - 6.63	10/15/2025 - 8/15/2055	2,353,802,184
Fixed Income Clearing Corp - Goldman	4.20	9/30/2025	10/1/2025	3,075,000,000	3,075,358,750	U.S. Treasuries (including strips)	2.00 - 4.63	6/15/2027 - 2/15/2043	3,136,865,958
Fixed Income Clearing Corp - ING	4.21	9/30/2025	10/1/2025	559,000,000	559,065,372	Agency Mortgage-Backed Securities	4.00 - 6.50	5/1/2052 - 10/1/2053	570,246,680
Fixed Income Clearing Corp - ING	4.21	9/30/2025	10/1/2025	1,022,000,000	1,022,119,517	U.S. Treasuries (including strips)	3.50	4/30/2030	1,042,716,357
Fixed Income Clearing Corp - ING	4.20	9/30/2025	10/1/2025	2,999,000,000	2,999,349,883	U.S. Treasuries (including strips)	3.88 - 4.63	6/15/2027 - 11/15/2032	3,059,336,942
Fixed Income Clearing Corp - Mizuho	4.21	9/30/2025	10/1/2025	1,226,000,000	1,226,143,374	Agency Mortgage-Backed Securities	2.00 - 7.50	3/1/2028 - 3/15/2060	1,187,884,041
						U.S. Treasuries (including strips)	1.88 - 4.63	4/30/2027 - 5/15/2052	62,782,249
									1,250,666,290
Fixed Income Clearing Corp - Morgan Stanley	4.21	9/30/2025	10/1/2025	1,119,000,000	1,119,130,861	Agency Mortgage-Backed Securities	1.50 - 8.00	1/1/2026 - 9/1/2057	1,141,380,139
						U.S. Treasuries (including strips)	1.88 - 2.38	2/15/2042 - 2/15/2051	133,349
									1,141,513,488
Fixed Income Clearing Corp - Morgan Stanley	4.21	9/30/2025	10/1/2025	2,686,000,000	2,686,314,113	Agency Mortgage-Backed Securities	1.50 - 8.50	3/20/2027 - 9/20/2065	2,739,720,145
						U.S. Treasuries (including strips)	4.75	11/15/2043 - 8/15/2055	320,581
									2,740,040,726
Fixed Income Clearing Corp - Morgan Stanley	4.21	9/30/2025	10/1/2025	2,463,000,000	2,463,288,034	Agency Mortgage-Backed Securities	1.50 - 9.00	12/1/2025 - 10/1/2055	2,512,260,099
						U.S. Treasuries (including strips)	2.25 - 4.75	11/15/2043 - 8/15/2046	293,698
									2,512,553,797
Fixed Income Clearing Corp - Morgan Stanley	4.21	9/30/2025	10/1/2025	2,239,000,000	2,239,261,839	Agency Mortgage-Backed Securities	1.50 - 8.00	3/1/2026 - 10/1/2055	2,283,780,100
						U.S. Treasuries (including strips)	1.88 - 4.63	2/15/2040 - 2/15/2051	266,984
									2,284,047,084
Fixed Income Clearing Corp - Morgan Stanley	4.20	9/30/2025	10/1/2025	3,223,000,000	3,223,376,017	U.S. Treasuries (including strips)	0.00 - 4.63	3/19/2026 - 2/15/2035	3,287,843,593
Fixed Income Clearing Corp - Morgan Stanley	4.20	9/30/2025	10/1/2025	2,455,000,000	2,455,286,417	U.S. Treasuries (including strips)	1.38 - 4.38	8/15/2026 - 5/15/2034	2,504,392,146
Fixed Income Clearing Corp - Morgan Stanley	4.20	9/30/2025	10/1/2025	2,700,752,000	2,701,067,088	U.S. Treasuries (including strips)	0.00 - 4.63	1/6/2026 - 2/15/2035	2,755,088,434
Fixed Income Clearing Corp - Natixis	4.21	9/30/2025	10/1/2025	1,428,000,000	1,428,166,997	U.S. Treasuries (including strips)	2.38 - 3.88	5/15/2027 - 8/15/2033	1,456,239,516
Fixed Income Clearing Corp - Natwest	4.21	9/30/2025	10/1/2025	20,000,000	20,002,339	U.S. Treasuries (including strips)	3.50	9/30/2027	20,402,477
Fixed Income Clearing Corp - Nomura	4.21	9/30/2025	10/1/2025	1,914,000,000	1,914,223,832	U.S. Treasuries (including strips)	0.00 - 4.88	11/30/2025 - 7/31/2031	1,952,508,385
Fixed Income Clearing Corp - State Street Bank	4.21	9/30/2025	10/1/2025	1,231,000,000	1,231,143,959	Agency Mortgage-Backed Securities	2.00 - 7.00	10/1/2027 - 9/1/2055	1,256,852,391
Fixed Income Clearing Corp - State Street Bank	4.20	9/30/2025	10/1/2025	7,882,000,000	7,882,919,567	U.S. Treasuries (including strips)	0.38 - 4.13	9/30/2027 - 11/30/2027	8,039,640,150
Goldman Sachs & Co LLC	4.25(f)	9/30/2025	10/30/2025	557,000,000	558,972,708	Agency Mortgage-Backed Securities	2.00 - 8.50	4/15/2030 - 7/15/2066	568,205,336
Goldman Sachs & Co LLC	4.14(f)	9/29/2025	10/29/2025	559,000,000	560,928,550	Agency Mortgage-Backed Securities	2.00 - 6.50	6/20/2028 - 6/15/2060	570,311,617
HSBC Securities Inc (USA)	4.19	9/30/2025	10/7/2025	401,000,000	401,326,704	U.S. Treasuries (including strips)	2.13 - 4.38	5/31/2026 - 11/30/2028	409,067,656
ING Financial Markets LLC	4.20	9/18/2025	10/30/2025	585,000,000	587,866,500	Agency Mortgage-Backed Securities	3.00 - 6.50	5/1/2045 - 7/1/2055	597,604,995
ING Financial Markets LLC	4.20	9/30/2025	10/7/2025	41,000,000	41,033,483	U.S. Treasuries (including strips)	0.00 - 3.38	2/5/2026 - 11/15/2048	42,134,027
JP Morgan Securities, LLC	4.15(f)	9/29/2025	10/29/2025	5,773,000,000	5,792,964,958	U.S. Treasuries (including strips)	1.38 - 4.63	5/31/2027 - 11/15/2040	5,889,822,552
JP Morgan Securities, LLC	4.16(f)	9/19/2025	10/20/2025	3,342,000,000	3,353,971,787	Agency Mortgage-Backed Securities	1.50 - 7.00	1/20/2028 - 9/1/2061	3,413,587,758
Lloyds Bank Corp Mrkts	4.19	9/26/2025	10/3/2025	163,000,000	163,132,800	U.S. Treasuries (including strips)	0.38 - 4.63	11/15/2025 - 2/15/2054	166,384,298
Lloyds Bank Corp Mrkts	4.20	9/25/2025	10/2/2025	163,000,000	163,133,117	U.S. Treasuries (including strips)	1.38 - 4.50	2/15/2027 - 10/31/2028	166,376,474
Lloyds Bank Corp Mrkts	4.20	9/24/2025	10/1/2025	164,000,000	164,133,933	U.S. Treasuries (including strips)	0.38 - 5.38	11/15/2025 - 2/15/2054	167,556,983
Lloyds Bank PLC	4.09	9/26/2025	12/19/2025	65,000,000	65,620,316	U.S. Treasuries (including strips)	0.50 - 4.38	9/30/2026 - 2/15/2033	66,337,712
Lloyds Bank PLC	4.26	8/28/2025	11/28/2025	128,000,000	129,393,494	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 2/15/2034	131,085,344
Lloyds Bank PLC	4.28	8/26/2025	11/26/2025	126,000,000	127,378,160	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 11/15/2033	129,070,155
Lloyds Bank PLC	4.13	9/26/2025	11/26/2025	131,000,000	131,916,745	U.S. Treasuries (including strips)	0.88 - 4.38	11/15/2027 - 8/15/2034	133,696,646
Lloyds Bank PLC	4.13	9/24/2025	11/24/2025	66,000,000	66,461,872	U.S. Treasuries (including strips)	0.50 - 3.38	4/30/2027 - 5/15/2033	67,374,080
Lloyds Bank PLC	4.29	8/20/2025	11/20/2025	62,000,000	62,679,726	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 2/15/2034	63,556,557
Lloyds Bank PLC	4.32	8/7/2025	11/7/2025	116,000,000	117,280,640	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 2/15/2034	119,100,994
Lloyds Bank PLC	4.41	7/31/2025	10/6/2025	68,000,000	68,558,110	U.S. Treasuries (including strips)	0.50 - 6.00	2/15/2026 - 8/15/2034	69,886,839
MUFG Securities (Canada), Ltd.	4.19	9/18/2025	12/4/2025	205,000,000	206,837,198	Agency Mortgage-Backed Securities	1.50 - 7.00	8/26/2026 - 6/1/2056	209,416,380
MUFG Securities (Canada), Ltd.	4.17	9/18/2025	12/4/2025	196,000,000	197,748,156	U.S. Treasuries (including strips)	0.00 - 4.75	10/31/2025 - 5/15/2055	200,392,879
MUFG Securities (Canada), Ltd.	4.15	9/18/2025	10/30/2025	101,000,000	101,489,009	U.S. Treasuries (including strips)	0.50 - 4.88	10/31/2025 - 5/15/2053	103,186,280
MUFG Securities EMEA PLC	4.26	8/7/2025	11/7/2025	569,000,000	575,194,514	U.S. Treasuries (including strips)	1.13 - 4.00	7/31/2027 - 8/15/2034	583,997,559
MUFG Securities EMEA PLC	4.32	8/27/2025	10/6/2025	394,000,000	395,891,200	U.S. Treasuries (including strips)	1.13 - 4.00	12/15/2027 - 8/15/2034	403,410,555
MUFG Securities EMEA PLC	4.22	9/30/2025	10/1/2025	512,000,000	512,060,018	U.S. Treasuries (including strips)	3.75 - 3.88	4/30/2030 - 8/31/2031	522,249,999
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.19	9/18/2025	12/4/2025	790,000,000	797,079,936	Agency Mortgage-Backed Securities	1.50 - 7.00	11/1/2025 - 9/1/2055	807,019,220
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.17	9/18/2025	12/4/2025	196,000,000	197,748,156	U.S. Treasuries (including strips)	1.88 - 5.50	7/15/2026 - 2/15/2045	200,221,048
Mizuho Securities U.S.A., Inc.	4.19	9/24/2025	10/1/2025	151,000,000	151,123,023	U.S. Treasuries (including strips)	3.63 - 4.63	6/15/2027 - 8/31/2027	154,145,507
NatWest Market Securities Inc	4.18	9/30/2025	10/7/2025	391,000,000	391,317,796	U.S. Treasuries (including strips)	2.00 - 4.38	11/15/2026 - 8/15/2033	398,866,365
Norinchukin Bank	4.20	9/30/2025	10/7/2025	131,000,000	131,106,983	U.S. Treasuries (including strips)	4.13	11/30/2031	133,620,091
Prudential Insurance Co. of America	4.21	9/30/2025	10/1/2025	705,623,650	705,706,169	U.S. Treasuries (including strips)	0.10 - 5.50	7/31/2026 - 5/15/2045	719,712,415
RBC Dominion Securities	4.25	8/28/2025	10/31/2025	217,000,000	218,639,556	Agency Mortgage-Backed Securities	2.00 - 7.00	11/15/2032 - 9/1/2055	136,921,928
						U.S. Treasuries (including strips)	0.13 - 4.50	1/31/2026 - 2/15/2047	85,383,375
									222,305,303
RBC Dominion Securities	4.24	8/28/2025	10/31/2025	99,000,000	99,746,240	U.S. Treasuries (including strips)	0.00 - 4.63	1/31/2026 - 2/15/2055	101,392,756
RBC Dominion Securities	4.14	9/18/2025	10/30/2025	609,000,000	611,941,470	U.S. Treasuries (including strips)	0.00 - 5.38	10/31/2025 - 8/15/2055	622,108,720
RBC Financial Group	4.12	9/19/2025	11/14/2025	287,000,000	288,839,351	Agency Mortgage-Backed Securities	0.85 - 6.50	5/25/2030 - 9/1/2055	191,362,884
						U.S. Treasuries (including strips)	0.13 - 4.75	10/15/2025 - 2/15/2051	96,675,048
						Agency Collateralized Mortgage Obligation	4.50 - 6.50	2/20/2053 - 9/20/2055	797,694
						Agency Debentures and Agency Strips	5.18 - 6.50	9/25/2052 - 10/1/2055	4,881,504
									293,717,130
RBC Financial Group	4.23	8/14/2025	11/12/2025	128,000,000	129,353,600	Agency Mortgage-Backed Securities	2.00 - 6.50	1/1/2035 - 10/1/2055	29,767,885
						U.S. Treasuries (including strips)	0.13 - 4.05	2/15/2026 - 2/15/2051	101,626,228
									131,394,113
RBC Financial Group	4.25	8/28/2025	10/31/2025	1,086,000,000	1,094,205,333	Agency Mortgage-Backed Securities	3.50 - 6.50	6/1/2032 - 10/1/2055	22,356,939
						U.S. Treasuries (including strips)	0.13 - 4.50	3/31/2026 - 11/15/2033	1,024,667,379
						Agency Collateralized Mortgage Obligation	5.49 - 6.50	4/20/2054 - 9/20/2055	66,229,100
									1,113,253,418
RBC Financial Group	4.16	9/17/2025	10/23/2025	886,000,000	889,685,760	Agency Mortgage-Backed Securities	0.85 - 7.00	5/25/2030 - 9/20/2055	121,378,606
						U.S. Treasuries (including strips)	0.13 - 4.10	10/31/2025 - 2/15/2055	665,707,499
						Agency Debentures and Agency Strips	5.18 - 6.50	9/25/2052 - 10/1/2055	122,792,458
									909,878,563
Royal Bank of Canada	4.17	9/30/2025	10/7/2025	669,000,000	669,542,448	U.S. Treasuries (including strips)	1.50 - 4.50	4/30/2026 - 8/15/2053	682,551,022
SMBC Nikko Securities America Inc	4.21	9/30/2025	10/1/2025	1,259,000,000	1,259,147,233	U.S. Treasuries (including strips)	0.00 - 4.88	10/9/2025 - 8/15/2055	1,284,389,521
SMBC Nikko Securities America Inc	4.21	9/30/2025	10/1/2025	269,000,000	269,031,458	Agency Mortgage-Backed Securities	2.00 - 7.50	1/1/2027 - 10/1/2062	259,464,236
						U.S. Treasuries (including strips)	0.00 - 5.38	10/31/2025 - 2/15/2055	14,951,924
									274,416,160
Societe Generale	4.19	9/26/2025	10/3/2025	813,000,000	813,662,369	U.S. Treasuries (including strips)	2.50 - 4.00	3/31/2027 - 6/30/2028	829,742,911
Societe Generale	4.18	9/24/2025	10/1/2025	224,000,000	224,182,062	Agency Mortgage-Backed Securities	2.00 - 5.63	1/20/2026 - 5/20/2055	228,665,704
Sumitomo Mitsui Banking Corp	4.30	9/17/2025	10/1/2025	46,000,000	46,076,922	U.S. Treasuries (including strips)	1.63 - 4.38	8/31/2028 - 8/15/2033	47,210,583
TD Securities (U.S.A.)	4.22	9/30/2025	10/1/2025	435,000,000	435,050,992	Agency Mortgage-Backed Securities	2.00 - 7.50	2/1/2042 - 5/1/2055	443,752,012
Wells Fargo Bank NA	4.18	9/30/2025	10/7/2025	781,000,000	781,634,779	U.S. Treasuries (including strips)	0.63 - 4.13	11/30/2027 - 11/30/2031	796,712,539
Wells Fargo Securities, LLC	4.20	9/3/2025	12/3/2025	371,000,000	374,938,783	Agency Mortgage-Backed Securities	1.50 - 7.50	6/1/2026 - 10/1/2055	379,656,172
Wells Fargo Securities, LLC	4.28	8/20/2025	11/20/2025	562,000,000	568,147,032	Agency Mortgage-Backed Securities	1.50 - 7.00	11/1/2030 - 9/1/2055	576,102,379
Wells Fargo Securities, LLC	4.28	8/21/2025	11/19/2025	284,000,000	287,038,800	Agency Mortgage-Backed Securities	1.50 - 6.50	12/1/2037 - 10/1/2055	291,092,029
Wells Fargo Securities, LLC	4.28	8/19/2025	11/18/2025	279,000,000	282,018,470	Agency Collateralized Mortgage Obligation	2.97 - 5.71	2/25/2027 - 8/25/2055	288,839,100
Wells Fargo Securities, LLC	4.28	8/18/2025	11/17/2025	559,000,000	565,047,759	Agency Mortgage-Backed Securities	1.50 - 7.50	10/1/2030 - 10/1/2055	573,162,675
Wells Fargo Securities, LLC	4.28	8/12/2025	11/10/2025	281,000,000	284,006,700	Agency Mortgage-Backed Securities	1.50 - 7.50	12/1/2027 - 1/1/2059	288,323,797
Wells Fargo Securities, LLC	4.17	9/8/2025	11/7/2025	145,000,000	146,007,750	Agency Mortgage-Backed Securities	2.00 - 6.50	10/1/2028 - 9/1/2055	148,294,030
Wells Fargo Securities, LLC	4.29	8/8/2025	10/30/2025	834,000,000	842,248,955	Agency Mortgage-Backed Securities	1.50 - 7.00	12/1/2025 - 6/1/2057	856,154,126
Wells Fargo Securities, LLC	4.19	9/18/2025	10/30/2025	585,000,000	587,859,675	Agency Mortgage-Backed Securities	1.50 - 7.00	5/1/2026 - 10/1/2055	597,602,841
Total Repurchase Agreements				119,146,255,650	119,352,198,130				121,672,819,424

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$2,718,267,000 due 10/01/2025 at 4.21%
HSBC Securities Inc (USA)	243,138,000
JPMorgan Securities LLC	444,657,000
MUFG Securities (Canada) Ltd.	599,644,000
Sumitomo Mitsui Banking Corp	395,821,000
Sumitomo Mitsui Banking Corp/New York	1,035,007,000
2,718,267,000
$8,970,975,000 due 10/01/2025 at 4.21%
Bank of America NA	804,918,000
HSBC Securities Inc (USA)	234,768,000
Rbc Dominion Securities Inc	2,235,882,000
Sumitomo Mitsui Banking Corp	2,408,660,000
Sumitomo Mitsui Banking Corp/New York	1,296,812,000
Wells Fargo Bank NA	1,006,147,000
Wells Fargo Securities LLC	983,788,000
8,970,975,000
Government Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $135,763,497,650) - See accompanying schedule: Unaffiliated issuers (cost $281,776,616,880)		$281,776,616,880
Cash		952,000,732
Receivable for fund shares sold		567,798,288
Interest receivable		504,283,429
Prepaid expenses		259,334
Receivable from investment adviser for expense reductions		9,210,824
Other receivables		2,252,291
Total assets		283,812,421,778
Liabilities
Payable for investments purchased	$9,680,191,964
Payable for fund shares redeemed	925,870,470
Distributions payable	381,873,237
Accrued management fee	31,695,659
Distribution and service plan fees payable	1,688,602
Other affiliated payables	8,959,159
Other payables and accrued expenses	8,807,699
Total liabilities		11,039,086,790
Net Assets		$272,773,334,988
Net Assets consist of:
Paid in capital		$272,773,287,119
Total accumulated earnings (loss)		47,869
Net Assets		$272,773,334,988

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($56,870,290,526 ÷ 56,855,880,417 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($1,901,560,477 ÷ 1,900,644,343 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($7,103,802,218 ÷ 7,100,430,186 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($197,392,999 ÷ 197,370,356 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($206,700,288,768 ÷ 206,708,412,738 shares)		$1.00
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Interest		$5,278,189,565
Expenses
Management fee	$168,565,969
Transfer agent fees	45,201,957
Distribution and service plan fees	9,925,107
Accounting fees and expenses	2,766,542
Custodian fees and expenses	489,474
Independent trustees' fees and expenses	267,747
Registration fees	7,077,854
Audit fees	32,840
Legal	50,887
Miscellaneous	291,635
Total expenses before reductions	234,670,012
Expense reductions	(43,103,858)
Total expenses after reductions		191,566,154
Net Investment income (loss)		5,086,623,411
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	262,514
Total net realized gain (loss)		262,514
Net increase in net assets resulting from operations		$5,086,885,925
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,086,623,411	$10,080,917,215
Net realized gain (loss)	262,514	575,839
Net increase in net assets resulting from operations	5,086,885,925	10,081,493,054
Distributions to shareholders	(5,097,720,284)	(10,069,673,682)

Share transactions - net increase (decrease)	47,669,054,693	26,286,919,974
Total increase (decrease) in net assets	47,658,220,334	26,298,739,346

Net Assets
Beginning of period	225,115,114,654	198,816,375,308
End of period	$272,773,334,988	$225,115,114,654

Financial Highlights
Government Portfolio Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.048	.051	.025	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.048	.051	.025	- B	- B
Distributions from net investment income	(.021)	(.048)	(.051)	(.025)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.021)	(.048)	(.051)	(.025)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.12%	4.91%	5.26%	2.57%	.02%	.04%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G	.21%	.21%	.21%	.20%	.20%
Expenses net of fee waivers, if any	.18 % G	.18%	.18%	.18%	.08%	.15%
Expenses net of all reductions, if any	.18% G	.18%	.18%	.18%	.08%	.15%
Net investment income (loss)	4.19% G	4.79%	5.14%	2.61%	.01%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$56,870,291	$53,167,650	$42,265,971	$44,904,989	$30,836,096	$33,508,140

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Government Portfolio Class II

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.047	.050	.024	- B	- B
Net realized and unrealized gain (loss)	- B	(.001) C	- B	- B	- B	- B
Total from investment operations	.020	.046	.050	.024	- B	- B
Distributions from net investment income	(.020)	(.046)	(.050)	(.024)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.020)	(.046)	(.050)	(.024)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	2.04%	4.75%	5.10%	2.41%	.01%	.01%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.36% H	.36%	.36%	.36%	.35%	.35%
Expenses net of fee waivers, if any	.33 % H	.33%	.33%	.33%	.08%	.17%
Expenses net of all reductions, if any	.33% H	.33%	.33%	.33%	.08%	.17%
Net investment income (loss)	4.04% H	4.64%	4.99%	2.46%	.01%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,901,560	$1,384,543	$1,317,113	$942,328	$959,467	$1,365,564

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Government Portfolio Class III

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.046	.049	.023	- B	- B
Net realized and unrealized gain (loss)	- B	(.001) C	- B	- B	- B	- B
Total from investment operations	.020	.045	.049	.023	- B	- B
Distributions from net investment income	(.020)	(.045)	(.049)	(.023)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.020)	(.045)	(.049)	(.023)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.99%	4.65%	5.00%	2.32%	.01%	.01%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.46% H	.46%	.46%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.43 % H	.43%	.43%	.42%	.08%	.19%
Expenses net of all reductions, if any	.43% H	.43%	.43%	.42%	.08%	.19%
Net investment income (loss)	3.94% H	4.54%	4.89%	2.37%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$7,103,802	$6,841,746	$5,714,437	$4,188,981	$3,764,164	$3,233,933

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Government Portfolio Select Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.048	.051	.025	- B	- B
Net realized and unrealized gain (loss)	- B	(.001) C	- B	- B	- B	- B
Total from investment operations	.021	.047	.051	.025	- B	- B
Distributions from net investment income	(.021)	(.047)	(.051)	(.025)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.021)	(.047)	(.051)	(.025)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	2.09%	4.85%	5.21%	2.51%	.01%	.03%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.26% H	.26%	.26%	.26%	.25%	.25%
Expenses net of fee waivers, if any	.23 % H	.23%	.23%	.23%	.08%	.17%
Expenses net of all reductions, if any	.23% H	.23%	.23%	.23%	.08%	.17%
Net investment income (loss)	4.14% H	4.74%	5.09%	2.56%	.02%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$197,393	$255,424	$217,340	$218,451	$292,713	$367,246

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Government Portfolio Institutional Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.048	.052	.026	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.048	.052	.026	- B	.001
Distributions from net investment income	(.021)	(.048)	(.052)	(.026)	- B	(.001)
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.021)	(.048)	(.052)	(.026)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.14%	4.95%	5.30%	2.61%	.02%	.07%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G	.18%	.18%	.18%	.17%	.17%
Expenses net of fee waivers, if any	.14 % G	.14%	.14%	.14%	.07%	.13%
Expenses net of all reductions, if any	.14% G	.14%	.14%	.14%	.07%	.13%
Net investment income (loss)	4.23% G	4.83%	5.18%	2.65%	.02%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$206,700,289	$163,465,752	$149,301,514	$121,893,333	$91,880,707	$92,805,026

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Money Market Portfolio
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 62.6%
	Maturity Amount ($)	Value ($)
Citigroup Global Capital Markets Inc 4.44%, dated 10/1/2025 due 12/2/2025 (b)(c)	1,473,154,248	1,462,000,000
Fixed Income Clearing Corp - Credit Agricole 4.19%, dated 10/1/2025 due 10/2/2025 (c)	2,731,317,858	2,731,000,000
Investments in repurchase agreements in a joint trading account at 4.21%, dated 9/30/2025 due 10/1/2025 (Collateralized by U.S. Government Obligations)#	6,640,396,504	6,639,620,000
Investments in repurchase agreements in a joint trading account at 4.21%, dated 9/30/2025 due 10/1/2025 (Collateralized by U.S. Government Obligations)#	238,005,830	237,978,000
Lloyds Bank Corp Mrkts 4.19%, dated 10/1/2025 due 10/8/2025 (c)	59,048,069	59,000,000
Repurchase Agreements*	87,881,253,830	87,747,830,503
TOTAL REPURCHASE AGREEMENTS (Cost $98,877,428,503)		98,877,428,503

Certificates of Deposit - 6.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
Bank of America NA 4.09% 3/11/2026	4.09	263,000,000	263,000,000
Bank of America NA 4.09% 3/6/2026	4.09	264,000,000	264,000,000
Bank of Montreal/Chicago IL yankee 4.21% 3/4/2026	4.21	133,000,000	133,000,000
Bank of Montreal/Chicago IL yankee U.S. SOFR Index + 0.2%, 4.33% 2/4/2026 (e)(f)	4.33	105,000,000	105,000,000
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.25%, 4.38% 1/28/2026 (e)(f)	4.38	368,000,000	368,000,000
Landesbank Baden-Wuerttemberg/New York NY yankee 4.14% 10/6/2025	4.14	265,000,000	265,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee 4.36% 12/8/2025	4.36	264,000,000	264,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee 4.36% 12/9/2025	4.36	264,000,000	264,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee 4.46% 10/10/2025	4.46	262,000,000	262,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee 4.46% 10/14/2025	4.46	265,000,000	265,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.18%, 4.31% 1/22/2026 (e)(f)	4.31	263,000,000	263,000,000
Mizuho Bank Ltd/New York NY yankee 4.13% 10/1/2025	4.13	1,063,000,000	1,063,000,000
Mizuho Bank Ltd/New York NY yankee 4.13% 10/6/2025	4.13	1,039,000,000	1,039,000,000
MUFG Bank Ltd/New York NY yankee 4.44% 11/4/2025	4.44	266,000,000	266,000,000
MUFG Bank Ltd/New York NY yankee 4.45% 10/14/2025	4.45	266,000,000	266,000,000
MUFG Bank Ltd/New York NY yankee 4.45% 10/16/2025	4.45	263,000,000	263,000,000
MUFG Bank Ltd/New York NY yankee 4.45% 10/24/2025	4.45	316,000,000	316,000,000
MUFG Bank Ltd/New York NY yankee 4.45% 10/27/2025	4.45	315,500,000	315,500,000
MUFG Bank Ltd/New York NY yankee 4.45% 11/20/2025	4.45	316,000,000	316,000,000
State Street Bank & Trust Co U.S. SOFR Index + 0.16%, 4.29% 1/27/2026 (e)(f)	4.29	180,000,000	180,000,000
Sumitomo Mitsui Banking Corp/New York yankee 4.46% 10/16/2025	4.46	264,500,000	264,500,000
Sumitomo Mitsui Banking Corp/New York yankee 4.46% 10/20/2025	4.46	262,000,000	262,000,000
Sumitomo Mitsui Trust NY yankee 4.12% 11/20/2025	4.12	258,000,000	258,000,000
Sumitomo Mitsui Trust NY yankee 4.12% 11/21/2025	4.12	269,000,000	269,000,000
Sumitomo Mitsui Trust NY yankee 4.44% 10/22/2025	4.44	153,000,000	153,000,000
Sumitomo Mitsui Trust NY yankee 4.44% 10/23/2025	4.44	269,000,000	269,000,000
Sumitomo Mitsui Trust NY yankee 4.45% 10/10/2025	4.45	158,000,000	158,000,000
Sumitomo Mitsui Trust NY yankee 4.45% 10/16/2025	4.45	261,000,000	261,000,000
Sumitomo Mitsui Trust NY yankee 4.45% 10/17/2025	4.45	161,000,000	161,000,000
Sumitomo Mitsui Trust NY yankee 4.45% 10/2/2025	4.45	263,000,000	263,000,000
Toronto-Dominion Bank/NY yankee 4.25% 2/18/2026	4.25	319,000,000	319,000,000
Toronto-Dominion Bank/NY yankee U.S. SOFR Index + 0.22%, 4.35% 2/13/2026 (e)(f)	4.35	105,000,000	105,000,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $9,483,000,000)			9,483,000,000

Commercial Paper - 12.5%
	Yield (%) (d)	Principal Amount (a)	Value ($)
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.2%, 4.33% 10/2/2025 (e)(f)	4.33	526,000,000	526,000,000
Australia & New Zealand Banking Group Ltd yankee U.S. SOFR Index + 0.2%, 4.33% 10/1/2025 (e)(f)	4.33	525,000,000	525,000,000
Bank of Montreal U.S. SOFR Index + 0.17%, 4.3% 1/21/2026 (e)(f)	4.30	367,000,000	367,000,000
Bank of Montreal yankee 4.21% 1/21/2026	4.29	525,000,000	518,123,667
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 4.15% 11/25/2025 (g)	4.18	262,000,000	260,338,847
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 4.18% 11/12/2025 (g)	4.21	263,000,000	261,717,437
Bedford Row Funding Corp 4.33% 1/9/2026 (Liquidity Facility Royal Bank Of Canada)	4.43	131,000,000	129,424,361
Bedford Row Funding Corp 4.35% 11/20/2025 (Liquidity Facility Royal Bank Of Canada)	4.45	130,000,000	129,214,583
Bedford Row Funding Corp 4.35% 12/3/2025 (Liquidity Facility Royal Bank Of Canada)	4.46	130,000,000	129,010,375
Bedford Row Funding Corp U.S. SOFR Index + 0.2%, 4.33% 10/3/2025 (Liquidity Facility Royal Bank Of Canada) (e)(f)	4.33	106,000,000	106,000,000
Bedford Row Funding Corp U.S. SOFR Index + 0.21%, 4.34% 3/18/2026 (Liquidity Facility Royal Bank Of Canada) (e)(f)	4.34	158,000,000	158,000,000
Bedford Row Funding Corp yankee 3.98% 3/4/2026	4.06	105,000,000	103,212,317
BofA Securities Inc 4.2% 2/18/2026	4.29	263,000,000	258,704,333
BofA Securities Inc 4.21% 1/15/2026	4.29	263,000,000	259,739,823
BofA Securities Inc 4.37% 12/12/2025	4.45	131,000,000	129,855,060
BofA Securities Inc 4.37% 12/15/2025	4.45	262,000,000	259,614,708
Cabot Trail Funding LLC 4.1% 3/4/2026 (Liquidity Facility The Toronto Dominion Bank)	4.19	53,000,000	52,070,439
Cabot Trail Funding LLC 4.1% 3/4/2026 (Liquidity Facility The Toronto Dominion Bank)	4.19	53,000,000	52,070,439
Cabot Trail Funding LLC 4.19% 2/11/2026 (Liquidity Facility The Toronto Dominion Bank)	4.28	79,000,000	77,777,102
Cabot Trail Funding LLC 4.33% 11/4/2025 (Liquidity Facility The Toronto Dominion Bank)	4.37	27,000,000	26,889,585
Cabot Trail Funding LLC 4.33% 11/5/2025 (Liquidity Facility The Toronto Dominion Bank)	4.37	26,000,000	25,890,547
Cabot Trail Funding LLC 4.33% 11/5/2025 (Liquidity Facility The Toronto Dominion Bank)	4.37	23,000,000	22,903,176
Cabot Trail Funding LLC 4.33% 11/7/2025 (Liquidity Facility The Toronto Dominion Bank)	4.37	24,000,000	23,893,193
Cabot Trail Funding LLC 4.36% 11/17/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	130,000,000	129,260,011
Cabot Trail Funding LLC 4.36% 11/18/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	156,000,000	155,093,121
Cabot Trail Funding LLC 4.36% 11/19/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	115,000,000	114,317,539
Cabot Trail Funding LLC 4.36% 11/20/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	65,000,000	64,606,389
Cabot Trail Funding LLC 4.36% 11/21/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	109,000,000	108,326,743
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.22%, 4.35% 1/5/2026 (e)(f)	4.35	132,000,000	132,000,000
Federation des Caisses Desjardins du Quebec yankee 3.95% 3/25/2026	4.03	259,000,000	254,026,840
Federation des Caisses Desjardins du Quebec yankee 3.95% 3/25/2026	4.03	107,000,000	104,945,451
Federation des Caisses Desjardins du Quebec yankee 4.16% 2/19/2026	4.25	105,000,000	103,289,200
Federation des Caisses Desjardins du Quebec yankee 4.35% 11/14/2025	4.45	53,000,000	52,718,217
Federation des Caisses Desjardins du Quebec yankee 4.35% 11/14/2025	4.45	51,000,000	50,728,849
Federation des Caisses Desjardins du Quebec yankee 4.395% 10/16/2025	4.44	261,000,000	260,522,044
Federation des Caisses Desjardins du Quebec yankee 4.395% 10/16/2025	4.44	54,000,000	53,901,113
Gotham Funding Corp yankee 4.09% 1/12/2026 (Liquidity Facility Mufg Bank Ltd)	4.14	53,000,000	52,379,797
Gotham Funding Corp yankee 4.09% 12/11/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	196,000,000	194,418,988
Gotham Funding Corp yankee 4.09% 12/12/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	52,000,000	51,574,640
Gotham Funding Corp yankee 4.28% 11/20/2025 (Liquidity Facility Mufg Bank Ltd)	4.32	81,000,000	80,518,500
Gotham Funding Corp yankee 4.28% 11/20/2025 (Liquidity Facility Mufg Bank Ltd)	4.32	54,000,000	53,679,000
Gotham Funding Corp yankee 4.28% 11/21/2025 (Liquidity Facility Mufg Bank Ltd)	4.32	135,000,000	134,181,450
Gotham Funding Corp yankee 4.28% 11/26/2025 (Liquidity Facility Mufg Bank Ltd)	4.33	54,000,000	53,640,480
Gotham Funding Corp yankee 4.4% 10/31/2025 (Liquidity Facility Mufg Bank Ltd)	4.45	52,000,000	51,809,333
Gotham Funding Corp yankee 4.4% 10/7/2025 (Liquidity Facility Mufg Bank Ltd)	4.45	105,000,000	104,923,000
Gotham Funding Corp yankee 4.4% 11/4/2025 (Liquidity Facility Mufg Bank Ltd)	4.45	27,000,000	26,887,800
Gotham Funding Corp yankee 4.4% 11/4/2025 (Liquidity Facility Mufg Bank Ltd)	4.45	27,000,000	26,887,800
ING US Funding LLC 4.09% 12/30/2025	4.13	131,000,000	129,660,525
ING US Funding LLC U.S. SOFR Index + 0.15%, 4.28% 12/29/2025 (e)(f)	4.28	131,000,000	131,000,000
JPMorgan Securities LLC 4.05% 1/12/2026	4.10	157,000,000	155,180,762
JPMorgan Securities LLC 4.05% 1/14/2026	4.10	261,000,000	257,916,938
JPMorgan Securities LLC 4.06% 1/6/2026	4.11	262,000,000	259,133,865
JPMorgan Securities LLC 4.06% 1/8/2026	4.11	236,000,000	233,365,060
Liberty Street Funding LLC 4.25% 12/15/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.31	105,000,000	104,070,312
Liberty Street Funding LLC 4.4% 10/14/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.46	91,000,000	90,855,411
Liberty Street Funding LLC 4.4% 10/17/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.47	38,000,000	37,925,689
Liberty Street Funding LLC 4.4% 10/20/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.47	91,000,000	90,788,678
Liberty Street Funding LLC 4.4% 10/3/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.45	50,000,000	49,987,778
Liberty Street Funding LLC 4.4% 10/6/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.45	50,000,000	49,969,444
Liberty Street Funding LLC 4.4% 10/6/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.45	31,000,000	30,981,056
Lloyds Bank PLC yankee 4.245% 12/10/2025	4.30	135,000,000	133,885,687
Lloyds Bank PLC yankee 4.245% 12/11/2025	4.30	77,000,000	76,355,350
Lloyds Bank PLC yankee 4.245% 12/12/2025	4.30	81,000,000	80,312,310
Lloyds Bank PLC yankee 4.245% 12/9/2025	4.30	128,000,000	126,958,560
Mizuho Bank Ltd/Singapore yankee 4.305% 12/1/2025	4.35	263,000,000	261,081,525
National Australia Bank Ltd U.S. SOFR Index + 0.19%, 4.32% 10/14/2025 (e)(f)	4.32	158,000,000	158,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.22%, 4.35% 1/22/2026 (e)(f)	4.35	104,000,000	104,000,000
National Bank of Canada yankee 3.96% 3/19/2026	4.04	263,000,000	258,110,830
National Bank of Canada yankee 4.3% 10/30/2025	4.34	242,000,000	241,161,739
Podium Funding Trust yankee 3.98% 3/25/2026 (Liquidity Facility Bank Of Montreal Que)	4.06	79,000,000	77,471,569
Podium Funding Trust yankee 3.98% 3/26/2026 (Liquidity Facility Bank Of Montreal Que)	4.06	78,000,000	76,482,293
Podium Funding Trust yankee 4.1% 3/4/2026 (Liquidity Facility Bank Of Montreal Que)	4.19	105,000,000	103,158,417
Podium Funding Trust yankee 4.18% 2/18/2026 (Liquidity Facility Bank Of Montreal Que)	4.27	132,000,000	129,854,267
Podium Funding Trust yankee 4.34% 1/6/2026 (Liquidity Facility Bank Of Montreal Que)	4.44	52,000,000	51,391,918
Podium Funding Trust yankee 4.34% 1/9/2026 (Liquidity Facility Bank Of Montreal Que)	4.44	104,000,000	102,746,222
Podium Funding Trust yankee 4.36% 11/20/2025 (Liquidity Facility Bank Of Montreal Que)	4.46	77,000,000	76,533,722
Podium Funding Trust yankee 4.36% 11/4/2025 (Liquidity Facility Bank Of Montreal Que)	4.45	129,500,000	128,966,748
Royal Bank of Canada 3.95% 3/24/2026	4.03	524,000,000	513,995,966
Royal Bank of Canada 3.95% 3/25/2026	4.03	510,000,000	500,207,291
Royal Bank of Canada 3.95% 3/26/2026	4.03	262,000,000	256,940,489
Royal Bank of Canada 3.96% 4/1/2026	4.04	523,000,000	512,529,539
Royal Bank of Canada 4.04% 3/23/2026	4.13	1,052,000,000	1,031,576,005
Royal Bank of Canada 4.15% 2/19/2026	4.24	514,000,000	505,645,358
Royal Bank of Canada 4.15% 2/20/2026	4.24	539,000,000	530,176,869
Royal Bank of Canada 4.33% 11/20/2025	4.43	390,000,000	387,654,583
Royal Bank of Canada 4.33% 11/21/2025	4.43	390,000,000	387,607,675
Royal Bank of Canada U.S. SOFR Index + 0.21%, 4.34% 1/5/2026 (e)(f)	4.34	520,000,000	520,000,000
Sumitomo Mitsui Trust NY yankee 4.3% 11/13/2025	4.35	263,000,000	261,649,203
Sumitomo Mitsui Trust NY yankee 4.305% 11/5/2025	4.35	105,000,000	104,560,531
Sumitomo Mitsui Trust NY yankee 4.395% 10/22/2025	4.45	157,000,000	156,597,491
Toronto Dominion Bank 4.38% 2/18/2026 (e)	4.38	263,000,000	263,000,000
Toronto Dominion Bank U.S. SOFR Index + 0.22%, 4.38% 1/16/2026 (e)(f)	4.38	261,000,000	261,000,000
Toronto Dominion Bank U.S. SOFR Index + 0.22%, 4.38% 2/20/2026 (e)(f)	4.38	526,000,000	526,000,000
Toronto Dominion Bank U.S. SOFR Index + 0.22%, 4.38% 2/24/2026 (e)(f)	4.38	263,000,000	263,000,000
Toronto Dominion Bank U.S. SOFR Index + 0.22%, 4.38% 2/6/2026 (e)(f)	4.38	525,000,000	525,000,000
Toronto Dominion Bank yankee 4.16% 2/19/2026	4.25	157,000,000	154,441,946
Toronto Dominion Bank yankee 4.16% 2/23/2026	4.25	158,000,000	155,352,622
Toronto Dominion Bank yankee 4.235% 12/1/2025	4.28	256,000,000	254,162,951
Toronto Dominion Bank yankee 4.235% 12/2/2025	4.28	269,000,000	267,038,019
Victory Receivables Corp 4.08% 12/16/2025 (Liquidity Facility Mufg Bank Ltd)	4.12	52,000,000	51,552,107
Victory Receivables Corp 4.08% 12/17/2025 (Liquidity Facility Mufg Bank Ltd)	4.12	68,000,000	67,406,587
Victory Receivables Corp 4.09% 1/12/2026 (Liquidity Facility Mufg Bank Ltd)	4.14	106,000,000	104,759,594
Victory Receivables Corp 4.09% 12/10/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	66,000,000	65,475,117
Victory Receivables Corp 4.09% 12/10/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	39,000,000	38,689,842
Victory Receivables Corp 4.09% 12/11/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	157,000,000	155,733,577
Victory Receivables Corp 4.09% 12/11/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	36,000,000	35,709,610
Victory Receivables Corp 4.09% 12/12/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	25,000,000	24,795,499
Victory Receivables Corp 4.28% 11/20/2025 (Liquidity Facility Mufg Bank Ltd)	4.32	32,000,000	31,809,777
Victory Receivables Corp 4.28% 11/26/2025 (Liquidity Facility Mufg Bank Ltd)	4.33	81,000,000	80,460,720
Victory Receivables Corp 4.4% 10/31/2025 (Liquidity Facility Mufg Bank Ltd)	4.45	52,000,000	51,809,333
Victory Receivables Corp 4.4% 10/8/2025 (Liquidity Facility Mufg Bank Ltd)	4.45	78,000,000	77,933,267
Victory Receivables Corp 4.4% 10/8/2025 (Liquidity Facility Mufg Bank Ltd)	4.45	52,000,000	51,955,511
TOTAL COMMERCIAL PAPER (Cost $19,800,620,051)			19,800,620,051

Time Deposits - 1.6%
	Yield (%) (d)	Principal Amount (a)	Value ($)
ING Bank NV 4.13% 10/1/2025	4.13	1,063,000,000	1,063,000,000
ING Bank NV 4.13% 10/6/2025	4.13	531,000,000	531,000,000
Royal Bank of Canada Toronto 4.21% 10/1/2025	4.21	432,734,000	432,734,000
Royal Bank of Canada Toronto 4.22% 10/1/2025	4.22	523,000,000	523,000,000
TOTAL TIME DEPOSITS (Cost $2,549,734,000)			2,549,734,000

U.S. Treasury Obligations - 21.6%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/14/2025	4.21	1,570,000,000	1,567,627,338
US Treasury Bills 0% 10/16/2025	4.21 to 4.29	4,244,000,000	4,236,529,518
US Treasury Bills 0% 10/2/2025	4.26 to 4.27	1,575,000,000	1,574,814,300
US Treasury Bills 0% 10/21/2025	4.05 to 4.25	4,389,000,000	4,378,975,010
US Treasury Bills 0% 10/23/2025	4.29 to 4.30	1,550,000,000	1,545,980,090
US Treasury Bills 0% 10/28/2025	4.09 to 4.17	4,800,000,000	4,785,233,998
US Treasury Bills 0% 10/30/2025	4.28 to 4.29	1,077,000,000	1,073,321,733
US Treasury Bills 0% 10/7/2025	4.19	496,000,000	495,654,866
US Treasury Bills 0% 10/9/2025	4.23 to 4.31	4,107,000,000	4,103,131,540
US Treasury Bills 0% 11/12/2025	4.30	262,000,000	260,705,501
US Treasury Bills 0% 11/13/2025	4.04	3,150,000,000	3,135,226,500
US Treasury Bills 0% 11/18/2025	4.29	1,292,400,000	1,285,110,864
US Treasury Bills 0% 11/25/2025	4.03 to 4.29	3,265,000,000	3,244,473,999
US Treasury Bills 0% 12/2/2025	4.27 to 4.28	1,496,800,000	1,485,936,458
US Treasury Notes Inflation-Indexed 0.125% 10/15/2025	0.93 to 1.72	939,321,972	938,779,292
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,111,501,007)			34,111,501,007

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $164,822,283,561)	164,822,283,561
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(6,817,622,803)
NET ASSETS - 100.0%	158,004,660,758

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

(c)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $522,056,284 or 0.3% of net assets.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.21	9/30/2025	10/1/2025	223,000,000	223,026,079	Agency Mortgage-Backed Securities	3.00 - 7.00	12/1/2026 - 8/1/2055	194,356,142
						U.S. Treasuries (including strips)	1.00 - 4.50	7/31/2028 - 11/15/2033	33,130,476
									227,486,618
BMO Capital Markets Corp	4.21	9/30/2025	10/1/2025	32,000,000	32,003,742	U.S. Treasuries (including strips)	4.63	2/15/2035	1,143,425
						Agency Collateralized Mortgage Obligation	0.01 - 5.50	9/25/2027 - 8/20/2055	28,807,921
						Agency Debentures and Agency Strips	0.13 - 6.50	2/15/2026 - 8/25/2055	2,990,506
									32,941,852
BMO Chicago Branch	4.18	9/10/2025	10/22/2025	291,000,000	292,419,110	Agency Mortgage-Backed Securities	4.63 - 7.36	10/20/2025 - 8/20/2075	297,543,746
BMO Chicago Branch	4.16	9/17/2025	10/17/2025	32,000,000	32,110,933	Agency Mortgage-Backed Securities	5.00 - 6.50	2/20/2054 - 9/20/2055	32,692,805
BMO Chicago Branch	4.21	9/11/2025	10/10/2025	129,000,000	129,437,489	Agency Mortgage-Backed Securities	2.50 - 7.00	6/15/2050 - 9/20/2055	131,887,752
BMO Chicago Branch	4.21	9/30/2025	10/1/2025	64,000,000	64,007,484	Agency Mortgage-Backed Securities	5.50 - 6.50	7/20/2055 - 9/20/2055	65,287,635
BNP Paribas Prime Brokerage, Inc.	4.34	9/30/2025	10/1/2025	638,000,000	638,076,914	Equities	N/A		689,123,073
Bank of Montreal	4.20	9/25/2025	10/8/2025	59,000,000	59,089,377	U.S. Treasuries (including strips)	1.25 - 4.63	10/31/2025 - 8/15/2053	60,530,513
Bank of Montreal	4.19	9/24/2025	10/8/2025	53,000,000	53,086,361	U.S. Treasuries (including strips)	1.25 - 4.13	11/30/2026 - 8/15/2053	54,455,465
Bank of Montreal	4.18	9/30/2025	10/7/2025	23,000,000	23,018,694	U.S. Treasuries (including strips)	1.38 - 4.38	12/31/2026 - 8/15/2041	23,462,725
Bank of Montreal	4.19	9/26/2025	10/3/2025	35,000,000	35,028,515	U.S. Treasuries (including strips)	1.38 - 4.25	12/31/2026 - 2/15/2048	35,882,807
Bank of Nova Scotia Toronto Branch	4.23	9/30/2025	10/1/2025	691,000,000	691,081,193	Corporate Debt Securities	1.99 - 7.96	3/2/2026 - 12/31/2079	725,635,343
Barclays Bank PLC	4.16	9/19/2025	10/30/2025	129,000,000	129,611,173	Agency Mortgage-Backed Securities	2.00 - 5.50	1/20/2051 - 11/20/2054	131,762,584
Barclays Bank PLC	4.14(b)	9/10/2025	10/10/2025	259,000,000	259,893,550	Agency Mortgage-Backed Securities	3.00 - 5.50	11/20/2049 - 4/20/2055	264,836,402
						Agency Debentures and Agency Strips	4.50 - 5.00	9/25/2045 - 4/1/2055	1,934
									264,838,336
Barclays Bank PLC	4.14(b)	9/4/2025	10/3/2025	260,000,000	260,867,100	Agency Mortgage-Backed Securities	2.00 - 6.50	5/20/2047 - 6/20/2055	266,630,421
Barclays Bank PLC	4.22	9/30/2025	10/1/2025	96,000,000	96,011,253	Agency Mortgage-Backed Securities	2.50 - 6.50	5/20/2051 - 8/20/2055	80,800,182
						Agency Debentures and Agency Strips	4.50	9/25/2045	17,299,269
									98,099,451
Barclays Bank PLC	4.20	9/30/2025	10/1/2025	2,301,000,000	2,301,268,450	U.S. Treasuries (including strips)	0.00 - 6.25	10/14/2025 - 2/15/2035	2,347,293,850
BofA Securities, Inc.	4.17	9/3/2025	12/3/2025	87,000,000	87,917,053	U.S. Treasuries (including strips)	3.63 - 3.88	8/31/2029 - 7/31/2030	89,027,868
BofA Securities, Inc.	4.26	8/7/2025	11/7/2025	65,000,000	65,707,634	Agency Mortgage-Backed Securities	3.00 - 7.00	8/1/2042 - 9/1/2055	57,898,236
						Agency Debentures and Agency Strips	3.30	3/23/2032	8,833,266
									66,731,502
BofA Securities, Inc.	4.27	8/27/2025	10/27/2025	160,000,000	161,157,645	U.S. Treasuries (including strips)	4.13	8/31/2030	163,877,599
BofA Securities, Inc.	4.15(b)	7/11/2025	10/10/2025	65,000,000	65,681,868	Agency Mortgage-Backed Securities	2.50 - 6.51	3/1/2030 - 6/15/2060	66,955,910
Canadian Imperial Bank of Commerce	4.21	9/2/2025	11/3/2025	201,000,000	202,457,361	U.S. Treasuries (including strips)	0.00 - 5.00	11/6/2025 - 8/15/2055	205,842,660
Canadian Imperial Bank of Commerce	4.15	9/18/2025	10/30/2025	64,000,000	64,309,867	Agency Mortgage-Backed Securities	1.29 - 7.00	2/1/2028 - 3/1/2055	62,292,210
						U.S. Treasuries (including strips)	0.00 - 3.88	3/31/2027 - 2/15/2050	3,085,691
									65,377,901
Canadian Imperial Bank of Commerce	4.15	9/24/2025	10/23/2025	234,000,000	234,781,333	U.S. Treasuries (including strips)	0.00 - 5.00	10/16/2025 - 8/15/2055	238,963,322
Canadian Imperial Bank of Commerce	4.13	9/29/2025	10/17/2025	152,000,000	152,313,880	U.S. Treasuries (including strips)	0.38 - 4.75	1/31/2026 - 5/15/2055	156,028,701
Canadian Imperial Bank of Commerce	4.17	9/15/2025	10/15/2025	41,000,000	41,142,475	U.S. Treasuries (including strips)	0.88 - 4.63	1/31/2026 - 11/15/2054	41,898,348
Canadian Imperial Bank of Commerce	4.18	9/15/2025	10/14/2025	129,000,000	129,434,372	Agency Mortgage-Backed Securities	1.33 - 8.00	1/1/2029 - 4/20/2075	93,285,732
						U.S. Treasuries (including strips)	0.00 - 4.38	4/15/2026 - 2/15/2054	38,612,591
									131,898,323
Canadian Imperial Bank of Commerce	4.29	8/26/2025	10/7/2025	178,000,000	178,890,890	U.S. Treasuries (including strips)	0.00 - 4.75	12/2/2025 - 2/15/2055	182,340,632
Citibank NA	4.19	9/24/2025	10/1/2025	191,000,000	191,155,612	Agency Mortgage-Backed Securities	2.00 - 7.50	1/1/2027 - 7/15/2064	120,836,324
						U.S. Treasuries (including strips)	1.63	5/15/2026	74,133,679
						Agency Debentures and Agency Strips	8.88	4/15/2030	8,723
									194,978,726
Citigroup Global Capital Markets Inc	4.43(b)	9/3/2025	10/1/2025	1,467,000,000	1,472,054,630	Equities	N/A		790,188
						U.S. Treasuries (including strips)	0.13 - 5.00	5/15/2043 - 5/15/2055	1,512,349,375
									1,513,139,563
Citigroup Global Capital Markets Inc	4.19	9/24/2025	10/1/2025	287,000,000	287,233,825	U.S. Treasuries (including strips)	4.25	11/30/2026 - 12/31/2026	292,978,566
Credit AG	4.21	9/30/2025	10/1/2025	25,000,000	25,002,924	U.S. Treasuries (including strips)	4.63	9/30/2028	25,503,042
Fixed Income Clearing Corp - BNP	4.20	9/30/2025	10/1/2025	1,901,000,000	1,901,221,783	U.S. Treasuries (including strips)	0.63 - 5.38	10/31/2026 - 2/15/2055	1,939,246,276
Fixed Income Clearing Corp - BNP	4.20	9/30/2025	10/1/2025	1,791,000,000	1,791,208,950	U.S. Treasuries (including strips)	1.63 - 4.75	11/30/2030 - 5/15/2054	1,827,033,145
Fixed Income Clearing Corp - BNYM	4.25	9/30/2025	10/1/2025	1,696,000,000	1,696,200,222	U.S. Treasuries (including strips)	3.88 - 4.25	2/28/2027 - 6/30/2031	1,729,920,045
Fixed Income Clearing Corp - BNYM	4.22	9/30/2025	10/1/2025	351,000,000	351,041,145	U.S. Treasuries (including strips)	3.88	4/30/2030	358,020,088
Fixed Income Clearing Corp - BNYM	4.20	9/30/2025	10/1/2025	3,509,000,000	3,509,409,383	U.S. Treasuries (including strips)	4.00 - 4.50	7/31/2029 - 2/15/2034	3,579,180,032
Fixed Income Clearing Corp - BONY	4.26	9/30/2025	10/1/2025	1,202,000,000	1,202,142,237	Agency Mortgage-Backed Securities	2.00 - 7.00	9/1/2040 - 9/1/2055	1,226,040,001
Fixed Income Clearing Corp - BONY	4.21	9/30/2025	10/1/2025	806,000,000	806,094,257	Agency Mortgage-Backed Securities	2.00 - 6.50	9/1/2034 - 9/1/2055	822,120,000
Fixed Income Clearing Corp - CIBC	4.21	9/30/2025	10/1/2025	455,000,000	455,053,210	U.S. Treasuries (including strips)	4.13 - 4.25	11/15/2032 - 11/15/2034	464,147,613
Fixed Income Clearing Corp - CIBC	4.21	9/30/2025	10/1/2025	82,000,000	82,009,589	U.S. Treasuries (including strips)	1.13	2/15/2031	83,677,595
Fixed Income Clearing Corp - Citi	4.21	9/30/2025	10/1/2025	1,567,000,000	1,567,183,252	U.S. Treasuries (including strips)	0.38 - 5.25	11/30/2025 - 8/15/2050	1,598,526,987
Fixed Income Clearing Corp - Credit Agricole	4.27	9/30/2025	10/1/2025	2,732,000,000	2,732,324,046	U.S. Treasuries (including strips)	2.25 - 4.38	5/31/2030 - 8/15/2043	2,822,935,954
Fixed Income Clearing Corp - Credit Agricole	4.21	9/30/2025	10/1/2025	643,000,000	643,075,195	U.S. Treasuries (including strips)	2.88 - 4.63	5/15/2027 - 5/31/2032	655,614,424
Fixed Income Clearing Corp - Goldman	4.21	9/30/2025	10/1/2025	2,174,000,000	2,174,254,237	Agency Mortgage-Backed Securities	1.50 - 7.00	3/1/2027 - 10/1/2055	2,217,739,323
Fixed Income Clearing Corp - Goldman	4.20	9/30/2025	10/1/2025	1,757,000,000	1,757,204,983	U.S. Treasuries (including strips)	0.00 - 4.88	1/15/2026 - 2/15/2053	1,792,349,128
Fixed Income Clearing Corp - Goldman	4.20	9/30/2025	10/1/2025	2,740,000,000	2,740,319,667	U.S. Treasuries (including strips)	1.13 - 4.13	11/30/2027 - 11/30/2031	2,795,126,134
Fixed Income Clearing Corp - ING	4.21	9/30/2025	10/1/2025	319,000,000	319,037,305	Agency Mortgage-Backed Securities	4.50 - 6.00	7/1/2052 - 8/1/2053	325,418,051
Fixed Income Clearing Corp - ING	4.21	9/30/2025	10/1/2025	584,000,000	584,068,296	U.S. Treasuries (including strips)	3.75	4/30/2027	595,464,653
Fixed Income Clearing Corp - ING	4.20	9/30/2025	10/1/2025	1,713,000,000	1,713,199,850	U.S. Treasuries (including strips)	0.00 - 4.13	12/26/2025 - 9/30/2031	1,747,463,936
Fixed Income Clearing Corp - Mizuho	4.21	9/30/2025	10/1/2025	700,000,000	700,081,861	Agency Mortgage-Backed Securities	2.00 - 8.50	7/1/2027 - 12/1/2062	714,083,499
Fixed Income Clearing Corp - Mizuho	4.20	9/30/2025	10/1/2025	3,320,000,000	3,320,387,333	U.S. Treasuries (including strips)	0.00 - 6.50	10/9/2025 - 8/15/2055	3,386,795,120
Fixed Income Clearing Corp - Morgan Stanley	4.21	9/30/2025	10/1/2025	1,407,000,000	1,407,164,541	Agency Mortgage-Backed Securities	1.50 - 7.50	1/1/2026 - 10/1/2055	1,435,140,135
						U.S. Treasuries (including strips)	2.25 - 4.63	3/15/2026 - 8/15/2046	167,697
									1,435,307,832
Fixed Income Clearing Corp - Morgan Stanley	4.21	9/30/2025	10/1/2025	1,279,000,000	1,279,149,572	Agency Mortgage-Backed Securities	1.50 - 7.50	10/25/2025 - 8/1/2058	1,304,580,131
						U.S. Treasuries (including strips)	1.88 - 2.38	2/15/2042 - 2/15/2051	152,459
									1,304,732,590
Fixed Income Clearing Corp - Morgan Stanley	4.21	9/30/2025	10/1/2025	1,535,000,000	1,535,179,510	Agency Mortgage-Backed Securities	2.00 - 8.50	4/20/2027 - 9/20/2065	1,565,700,129
						U.S. Treasuries (including strips)	4.75	11/15/2043	184,493
									1,565,884,622
Fixed Income Clearing Corp - Morgan Stanley	4.21	9/30/2025	10/1/2025	640,000,000	640,074,844	Agency Mortgage-Backed Securities	1.50 - 7.50	11/1/2025 - 10/1/2055	652,800,084
						U.S. Treasuries (including strips)	1.88 - 4.00	4/30/2032 - 2/15/2051	76,285
									652,876,369
Fixed Income Clearing Corp - Morgan Stanley	4.20	9/30/2025	10/1/2025	1,842,000,000	1,842,214,900	U.S. Treasuries (including strips)	0.00 - 4.38	2/19/2026 - 4/30/2032	1,879,059,205
Fixed Income Clearing Corp - Morgan Stanley	4.20	9/30/2025	10/1/2025	1,403,000,000	1,403,163,683	U.S. Treasuries (including strips)	0.00 - 4.63	12/23/2025 - 5/15/2031	1,431,226,971
Fixed Income Clearing Corp - Morgan Stanley	4.20	9/30/2025	10/1/2025	1,543,000,000	1,543,180,017	U.S. Treasuries (including strips)	1.75 - 5.50	12/31/2026 - 11/15/2034	1,574,043,634
Fixed Income Clearing Corp - Morgan Stanley	4.20	9/30/2025	10/1/2025	2,253,000,000	2,253,262,850	U.S. Treasuries (including strips)	0.00 - 4.50	1/22/2026 - 8/15/2028	2,298,328,107
Fixed Income Clearing Corp - Natixis	4.21	9/30/2025	10/1/2025	816,000,000	816,095,427	U.S. Treasuries (including strips)	1.50 - 4.00	11/30/2028 - 1/31/2031	832,093,679
Fixed Income Clearing Corp - Natwest	4.21	9/30/2025	10/1/2025	11,000,000	11,001,286	U.S. Treasuries (including strips)	3.50	9/30/2027	11,221,402
Fixed Income Clearing Corp - Nomura	4.21	9/30/2025	10/1/2025	1,093,000,000	1,093,127,820	U.S. Treasuries (including strips)	0.00 - 4.25	10/31/2025 - 10/31/2031	1,114,990,436
Fixed Income Clearing Corp - State Street Bank	4.21	9/30/2025	10/1/2025	704,000,000	704,082,329	Agency Mortgage-Backed Securities	2.00 - 6.50	5/1/2027 - 10/1/2055	719,183,977
						U.S. Treasuries (including strips)	4.63	2/15/2035	2,040,044
									721,224,021
Fixed Income Clearing Corp - State Street Bank	4.20	9/30/2025	10/1/2025	4,503,000,000	4,503,525,350	U.S. Treasuries (including strips)	1.25 - 3.88	3/15/2028 - 5/15/2028	4,593,060,000
Goldman Sachs & Co LLC	4.25(b)	9/30/2025	10/30/2025	319,000,000	320,129,792	Agency Mortgage-Backed Securities	2.00 - 6.50	7/1/2029 - 8/20/2065	325,417,420
Goldman Sachs & Co LLC	4.14(b)	9/29/2025	10/29/2025	319,000,000	320,100,550	Agency Mortgage-Backed Securities	3.50 - 6.50	8/15/2033 - 10/15/2057	325,455,109
HSBC Securities Inc (USA)	4.19	9/30/2025	10/7/2025	229,000,000	229,186,571	U.S. Treasuries (including strips)	1.00 - 4.38	1/15/2026 - 8/15/2045	233,607,201
HSBC Securities, Inc. (U.S.A.)	4.32	9/30/2025	10/1/2025	106,000,000	106,012,720	Corporate Debt Securities	3.88 - 13.75	4/15/2026 - 12/31/2079	114,493,739
ING Financial Markets LLC	4.20	9/30/2025	10/7/2025	23,000,000	23,018,783	U.S. Treasuries (including strips)	0.00	7/9/2026	23,462,755
ING Financial Markets LLC	4.30	9/30/2025	10/1/2025	53,000,000	53,006,331	Equities	N/A		57,246,838
JP Morgan Securities LLC	4.49(b)	9/29/2025	1/29/2026	532,000,000	540,094,971	Private Label Collateralized Mortgage Obligations	0.00 - 7.69	8/15/2034 - 7/25/2069	257,650,873
						Asset-Backed Securities	1.39 - 7.49	10/15/2026 - 8/25/2070	301,088,468
									558,739,341
JP Morgan Securities LLC	4.49(b)	9/8/2025	1/6/2026	400,000,000	405,986,667	Private Label Collateralized Mortgage Obligations	0.00 - 9.15	5/15/2031 - 6/25/2070	186,717,879
						Asset-Backed Securities	1.66 - 8.58	11/1/2029 - 10/25/2069	234,517,272
									421,235,151
JP Morgan Securities LLC	4.34(b)	9/23/2025	10/23/2025	1,330,000,000	1,334,810,167	Equities	N/A		1,437,785,332
JP Morgan Securities LLC	4.34(b)	9/9/2025	10/14/2025	800,000,000	803,375,555	Equities	N/A		866,348,168
JP Morgan Securities, LLC	4.15(b)	9/29/2025	10/29/2025	3,288,000,000	3,299,371,000	U.S. Treasuries (including strips)	2.88 - 3.88	10/15/2027 - 4/30/2029	3,354,536,056
JP Morgan Securities, LLC	4.16(b)	9/19/2025	10/20/2025	1,921,000,000	1,927,881,449	Agency Mortgage-Backed Securities	2.00 - 7.24	1/1/2028 - 9/1/2055	1,962,149,038
JP Morgan Securities, LLC	4.20	9/30/2025	10/1/2025	3,292,000,000	3,292,384,067	U.S. Treasuries (including strips)	0.50 - 4.13	4/30/2027 - 2/28/2030	3,358,231,768
JP Morgan Securities, LLC	4.20	9/30/2025	10/1/2025	3,269,830,503	3,270,211,983	U.S. Treasuries (including strips)	1.25 - 4.13	12/31/2026 - 2/29/2032	3,335,616,248
JP Morgan Securities, LLC	4.20	9/30/2025	10/1/2025	3,203,000,000	3,203,373,683	U.S. Treasuries (including strips)	2.00 - 4.13	10/31/2026 - 5/31/2030	3,267,441,172
Lloyds Bank Corp Mrkts	4.19	9/26/2025	10/3/2025	94,000,000	94,076,584	U.S. Treasuries (including strips)	1.38 - 5.38	11/15/2025 - 11/15/2050	95,955,811
Lloyds Bank Corp Mrkts	4.20	9/25/2025	10/2/2025	94,000,000	94,076,767	U.S. Treasuries (including strips)	1.38 - 4.50	10/31/2026 - 5/15/2033	95,947,158
Lloyds Bank Corp Mrkts	4.20	9/24/2025	10/1/2025	94,000,000	94,076,767	U.S. Treasuries (including strips)	0.38 - 5.38	11/15/2025 - 2/15/2054	96,141,572
MUFG Securities (Canada), Ltd.	4.15	9/18/2025	10/30/2025	59,000,000	59,285,658	U.S. Treasuries (including strips)	0.00 - 4.63	2/26/2026 - 5/15/2053	60,277,629
MUFG Securities EMEA PLC	4.26	8/7/2025	11/7/2025	359,000,000	362,908,314	U.S. Treasuries (including strips)	1.25 - 4.88	12/31/2027 - 7/31/2030	368,398,882
MUFG Securities EMEA PLC	4.32	8/27/2025	10/6/2025	238,000,000	239,142,400	U.S. Treasuries (including strips)	0.50 - 4.00	10/31/2026 - 5/15/2033	243,770,559
MUFG Securities EMEA PLC	4.22	9/30/2025	10/1/2025	292,000,000	292,034,229	U.S. Treasuries (including strips)	1.13 - 3.75	10/31/2026 - 8/31/2031	297,800,576
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.61	9/30/2025	10/1/2025	10,000,000	10,001,281	Equities	N/A		10,734,797
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.32	9/30/2025	10/1/2025	67,000,000	67,008,040	Equities	N/A	12/30/1899	72,416,326
Mizuho Securities U.S.A., Inc.	4.69(b)	9/23/2025	12/23/2025	106,000,000	107,256,659	Private Label Collateralized Mortgage Obligations	0.00 - 14.62	1/25/2027 - 8/25/2070	120,384,654
Mizuho Securities U.S.A., Inc.	4.69(b)	9/18/2025	12/17/2025	612,000,000	619,175,700	Corporate Debt Securities	1.32 - 10.00	11/19/2025	383,002,904
						Private Label Collateralized Mortgage Obligations	0.00 - 8.28	4/17/2034 - 9/25/2070	262,160,116
									645,163,020
Mizuho Securities U.S.A., Inc.	4.19	9/24/2025	10/1/2025	86,000,000	86,070,066	U.S. Treasuries (including strips)	1.38 - 3.88	11/15/2031 - 8/15/2033	87,791,525
NatWest Market Securities Inc	4.18	9/30/2025	10/7/2025	224,000,000	224,182,062	U.S. Treasuries (including strips)	3.50 - 4.13	11/30/2027 - 5/31/2032	228,506,536
NatWest Markets Securities Inc	4.32	9/30/2025	10/1/2025	53,000,000	53,006,360	Corporate Debt Securities	2.50 - 6.09	6/28/2027 - 4/6/2041	53,408,724
						U.S. Treasuries (including strips)	4.63	6/15/2027	2,183,729
									55,592,453
RBC Dominion Securities	4.25	8/28/2025	10/31/2025	130,000,000	130,982,222	Agency Mortgage-Backed Securities	3.00 - 6.50	12/20/2050 - 8/20/2055	89,720,580
						U.S. Treasuries (including strips)	0.00 - 4.25	12/18/2025 - 8/15/2044	43,757,593
									133,478,173
RBC Dominion Securities	4.24	8/28/2025	10/31/2025	59,000,000	59,444,729	U.S. Treasuries (including strips)	0.00 - 4.75	10/31/2025 - 8/15/2055	60,421,070
RBC Dominion Securities	4.14	9/18/2025	10/30/2025	353,000,000	354,704,990	U.S. Treasuries (including strips)	0.00 - 4.63	1/8/2026 - 8/15/2052	360,598,332
RBC Financial Group	4.12	9/19/2025	11/14/2025	165,000,000	166,057,466	Agency Mortgage-Backed Securities	0.85 - 6.50	9/1/2029 - 9/1/2063	165,565,029
						U.S. Treasuries (including strips)	0.88 - 4.05	4/30/2026 - 2/15/2053	477,920
						Agency Collateralized Mortgage Obligation	5.49 - 6.50	4/20/2055 - 9/20/2055	114,168
						Agency Debentures and Agency Strips	3.00 - 6.50	11/1/2036 - 9/1/2055	2,473,061
									168,630,178
RBC Financial Group	4.23	8/14/2025	11/12/2025	78,000,000	78,824,850	Agency Mortgage-Backed Securities	2.00 - 6.50	8/1/2030 - 9/20/2055	22,763,032
						U.S. Treasuries (including strips)	0.13 - 5.00	10/15/2025 - 2/15/2049	57,251,269
									80,014,301
RBC Financial Group	4.25	8/28/2025	10/31/2025	648,000,000	652,896,000	Agency Mortgage-Backed Securities	2.50 - 6.50	2/1/2046 - 10/1/2055	23,920,059
						U.S. Treasuries (including strips)	0.00 - 6.75	10/31/2025 - 8/15/2054	642,589,438
									666,509,497
RBC Financial Group	4.16	9/17/2025	10/23/2025	512,000,000	514,129,920	Agency Mortgage-Backed Securities	2.00 - 6.50	5/25/2030 - 10/1/2055	9,811,043
						U.S. Treasuries (including strips)	0.13 - 4.88	11/15/2025 - 2/15/2045	514,239,188
									524,050,231
Royal Bank of Canada	4.44(b)	9/16/2025	11/14/2025	692,000,000	697,035,454	Equities	N/A		748,756,799
Royal Bank of Canada	4.44(b)	9/17/2025	11/14/2025	267,000,000	268,909,940	Equities	N/A		288,861,461
Royal Bank of Canada	4.17	9/30/2025	10/7/2025	382,000,000	382,309,738	U.S. Treasuries (including strips)	0.38 - 4.63	11/15/2026 - 8/15/2053	389,685,145
SMBC Nikko Securities America Inc	4.21	9/30/2025	10/1/2025	153,000,000	153,017,893	Agency Mortgage-Backed Securities	3.00 - 6.00	5/1/2047 - 9/1/2054	156,078,251
SMBC Nikko Securities America Inc	4.21	9/30/2025	10/1/2025	719,000,000	719,084,083	U.S. Treasuries (including strips)	0.00 - 4.88	10/28/2025 - 8/15/2050	733,465,774
Societe Generale	4.19	9/26/2025	10/3/2025	470,000,000	470,382,919	U.S. Treasuries (including strips)	3.38 - 4.75	9/30/2032 - 11/15/2043	479,679,051
Societe Generale	4.18	9/24/2025	10/1/2025	128,000,000	128,104,036	Agency Mortgage-Backed Securities	6.00	6/20/2055	130,666,117
TD Securities (U.S.A.)	4.24	9/30/2025	10/1/2025	159,000,000	159,018,727	Corporate Debt Securities	3.30 - 7.47	7/15/2026 - 9/2/2051	166,969,944
TD Securities (U.S.A.)	4.22	9/30/2025	10/1/2025	248,000,000	248,029,071	Agency Mortgage-Backed Securities	2.00 - 6.00	10/1/2040 - 9/1/2055	252,989,653
Truist Securities Inc	4.40	9/30/2025	10/1/2025	26,000,000	26,003,178	Other Instrument (municipal debt)	2.95 - 5.25	5/1/2029 - 6/30/2055	27,519,971
US Bancorp Inv	4.34	9/30/2025	10/1/2025	184,000,000	184,022,182	Corporate Debt Securities	3.00 - 11.75	11/15/2025	198,744,051
US Bancorp Inv	4.29	9/30/2025	10/1/2025	85,000,000	85,010,129	Asset-Backed Securities	1.91 - 6.97	9/21/2026 - 6/21/2039	89,261,256
US Bancorp Inv	4.24	9/30/2025	10/1/2025	186,000,000	186,021,907	Corporate Debt Securities	0.75 - 8.75	10/3/2025 - 11/1/2066	195,323,165
US Bancorp Inv	4.21	9/30/2025	10/1/2025	191,000,000	191,022,336	U.S. Treasuries (including strips)	0.00 - 2.75	12/31/2025 - 7/15/2034	194,879,043
Wells Fargo Bank NA	4.18	9/30/2025	10/7/2025	446,000,000	446,362,499	U.S. Treasuries (including strips)	4.25	2/28/2029 - 2/28/2031	454,972,886
Wells Fargo Securities, LLC	4.74(b)	9/24/2025	1/22/2026	80,000,000	81,264,000	Equities	N/A		86,481,853
Wells Fargo Securities, LLC	4.64(b)	9/24/2025	1/22/2026	133,000,000	135,057,066	Money Market	0.00	10/21/2025 - 7/13/2026	137,113,596
Wells Fargo Securities, LLC	4.74(b)	9/18/2025	1/16/2026	160,000,000	162,528,000	Equities	N/A		173,097,042
Wells Fargo Securities, LLC	4.64(b)	9/18/2025	1/16/2026	479,000,000	486,408,534	Equities	N/A		518,189,691
Wells Fargo Securities, LLC	4.74(b)	9/19/2025	1/15/2026	240,000,000	243,728,800	Equities	N/A		259,132,783
Wells Fargo Securities, LLC	4.64(b)	9/19/2025	1/15/2026	319,000,000	323,851,636	Equities	N/A		345,052,498
Wells Fargo Securities, LLC	4.64(b)	9/10/2025	1/8/2026	213,000,000	216,294,400	Money Market	0.00	3/6/2026	521
						Other Instrument (international debt)	3.63 - 6.06	12/30/2026 - 2/10/2055	157,279,259
						Equities	N/A		64,144,732
									221,424,512
Wells Fargo Securities, LLC	4.74(b)	9/4/2025	1/2/2026	213,000,000	216,365,400	Equities	N/A		230,882,308
Wells Fargo Securities, LLC	4.74(b)	9/2/2025	12/30/2025	133,000,000	135,083,889	Corporate Debt Securities	3.13 - 14.00	11/1/2025 - 12/31/2079	144,204,585
Wells Fargo Securities, LLC	4.34	9/30/2025	10/1/2025	106,000,000	106,012,779	Equities	N/A		114,494,842
Wells Fargo Securities, LLC	4.29	9/30/2025	10/1/2025	186,000,000	186,022,165	Equities	N/A		200,903,939
Total Repurchase Agreements				87,747,830,503	87,881,253,830				90,069,227,343

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$237,978,000 due 10/01/2025 at 4.21%
MUFG Securities (Canada) Ltd.	11,825,000
Sumitomo Mitsui Banking Corp	226,153,000
237,978,000
$6,639,620,000 due 10/01/2025 at 4.21%
Bank of America NA	459,891,000
Bny Mellon Capital Market LLC	329,071,000
HSBC Securities Inc. (U.S.A.)	312,310,000
JPMorgan Securities LLC	255,495,000
MUFG Securities (Canada) Ltd.	351,305,000
Rbc Dominion Securities Inc	1,277,474,000
Sumitomo Mitsui Banking Corp	1,775,689,000
Sumitomo Mitsui Banking Corp/New York	741,433,000
Wells Fargo Bank NA	574,863,000
Wells Fargo Securities LLC	562,089,000
6,639,620,000
Money Market Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $98,877,428,503) - See accompanying schedule: Unaffiliated issuers (cost $164,822,283,561)		$164,822,283,561
Cash		629,000,348
Receivable for fund shares sold		575,216,464
Interest receivable		135,384,354
Distributions receivable from Fidelity Central Funds		2,528
Receivable for interfund loans		5,216,000
Prepaid expenses		167,962
Receivable from investment adviser for expense reductions		4,387,425
Receivable from affiliate		637
Other receivables		1,463,325
Total assets		166,173,122,604
Liabilities
Payable for investments purchased	$7,387,226,500
Payable for fund shares redeemed	704,221,373
Distributions payable	48,913,246
Accrued management fee	18,418,145
Distribution and service plan fees payable	34,856
Other affiliated payables	6,080,149
Other payables and accrued expenses	3,567,577
Total liabilities		8,168,461,846
Net Assets		$158,004,660,758
Net Assets consist of:
Paid in capital		$158,003,567,093
Total accumulated earnings (loss)		1,093,665
Net Assets		$158,004,660,758

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($72,082,925,132 ÷ 72,075,120,260 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($78,803,710 ÷ 78,802,274 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($116,917,554 ÷ 116,962,372 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($57,426,392 ÷ 57,424,312 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($85,668,587,970 ÷ 85,654,076,494 shares)		$1.00
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Interest (including $623,538 from affiliated interfund lending)		$3,392,152,984
Expenses
Management fee	$107,014,859
Transfer agent fees	33,304,392
Distribution and service plan fees	143,464
Accounting fees and expenses	1,931,206
Custodian fees and expenses	363,232
Independent trustees' fees and expenses	174,190
Registration fees	3,172,675
Audit fees	29,415
Legal	34,230
Miscellaneous	188,896
Total expenses before reductions	146,356,559
Expense reductions	(24,729,460)
Total expenses after reductions		121,627,099
Net Investment income (loss)		3,270,525,885
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	24,128
Total net realized gain (loss)		24,128
Net increase in net assets resulting from operations		$3,270,550,013
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,270,525,885	$6,586,163,432
Net realized gain (loss)	24,128	31,606
Net increase in net assets resulting from operations	3,270,550,013	6,586,195,038
Distributions to shareholders	(3,270,756,921)	(6,585,351,666)

Share transactions - net increase (decrease)	8,183,517,039	22,421,419,509
Total increase (decrease) in net assets	8,183,310,131	22,422,262,881

Net Assets
Beginning of period	149,821,350,627	127,399,087,746
End of period	$158,004,660,758	$149,821,350,627

Financial Highlights
Money Market Portfolio Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.048	.052	.028	- B	.002
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.048	.052	.028	- B	.002
Distributions from net investment income	(.021)	(.048)	(.052)	(.028)	- B	(.002)
Total distributions	(.021)	(.048)	(.052)	(.028)	- B	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.15%	4.96%	5.33%	2.81%	.02%	.15%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18 % G	.18%	.18%	.18%	.16%	.18%
Expenses net of all reductions, if any	.18% G	.18%	.18%	.18%	.16%	.18%
Net investment income (loss)	4.24% G	4.83%	5.22%	3.25%	.02%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$72,082,925	$66,451,051	$55,980,005	$42,431,573	$16,745,267	$21,936,583

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Money Market Portfolio Class II

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.047	.051	.026	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.047	.051	.026	- B	.001
Distributions from net investment income	(.021)	(.047)	(.051)	(.026)	- B	(.001)
Total distributions	(.021)	(.047)	(.051)	(.026)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.07%	4.80%	5.18%	2.65%	.01%	.09%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33 % G	.33%	.33%	.33%	.16%	.26%
Expenses net of all reductions, if any	.33% G	.33%	.33%	.33%	.16%	.26%
Net investment income (loss)	4.09% G	4.68%	5.07%	3.10%	.01%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$78,804	$78,896	$85,590	$80,507	$89,652	$179,435

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Money Market Portfolio Class III

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.046	.050	.025	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.046	.050	.025	- B	.001
Distributions from net investment income	(.020)	(.046)	(.050)	(.025)	- B	(.001)
Total distributions	(.020)	(.046)	(.050)	(.025)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.02%	4.70%	5.07%	2.55%	.01%	.06%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43 % G	.43%	.43%	.43%	.17%	.27%
Expenses net of all reductions, if any	.43% G	.43%	.43%	.43%	.17%	.27%
Net investment income (loss)	3.99% G	4.58%	4.97%	3.00%	.01%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$116,918	$22,854	$18,091	$31,354	$8,783	$12,886

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Money Market Portfolio Select Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.048	.052	.027	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.048	.052	.027	- B	.001
Distributions from net investment income	(.021)	(.048)	(.052)	(.027)	- B	(.001)
Total distributions	(.021)	(.048)	(.052)	(.027)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.12%	4.91%	5.28%	2.76%	.02%	.12%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23 % G	.23%	.23%	.23%	.16%	.21%
Expenses net of all reductions, if any	.23% G	.23%	.23%	.23%	.16%	.21%
Net investment income (loss)	4.19% G	4.78%	5.17%	3.20%	.02%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$57,426	$44,983	$52,831	$40,260	$14,773	$26,064

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Money Market Portfolio Institutional Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.049	.052	.028	- B	.002
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.049	.052	.028	- B	.002
Distributions from net investment income	(.021)	(.049)	(.052)	(.028)	- B	(.002)
Total distributions	(.021)	(.049)	(.052)	(.028)	- B	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.17%	5.00%	5.38%	2.85%	.04%	.19%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14 % G	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions, if any	.14% G	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	4.28% G	4.87%	5.26%	3.29%	.04%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$85,668,588	$83,223,567	$71,262,571	$54,946,001	$22,108,020	$28,836,863

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Tax-Exempt Portfolio
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 9.7%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Health Care - 0.0%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2026	425,000	427,233
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	825,000	836,161
		1,263,394
TOTAL ARIZONA		1,263,394
Colorado - 0.1%
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% tender 11/15/2048 (b)	1,825,000	1,829,220
General Obligations - 0.1%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2025	7,800,000	7,831,984
Health Care - 0.0%
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2026	555,000	558,019
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	1,545,000	1,573,274
		2,131,293
Transportation - 0.0%
Denver CO City & Cnty Arpt 5% 11/15/2025	2,820,000	2,826,476
TOTAL COLORADO		14,618,973
Connecticut - 0.4%
General Obligations - 0.4%
Connecticut St Gen. Oblig. 5% 11/15/2025	1,575,000	1,578,976
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2026	455,000	457,493
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2026	2,300,000	2,317,552
Danbury CT BAN 4% 2/23/2026	635,000	637,252
Ledyard CT BAN 3.75% 8/11/2026	6,000,000	6,045,133
Middlefield Conn BAN 4% 10/14/2026 (c)	7,000,000	7,098,700
Milford CT BAN 4% 10/28/2025	6,355,000	6,359,563
New London CT BAN 4% 3/12/2026	1,000,000	1,005,964
Stratford CT Gen. Oblig. BAN 4% 1/28/2026	11,200,000	11,233,283
		36,733,916
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2025 SUB C 1, 3.3% 5/15/2026	425,000	425,000
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2025	280,000	280,000
TOTAL CONNECTICUT		37,438,916
District Of Columbia - 0.2%
Escrowed/Pre-Refunded - 0.0%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 6.5% 10/1/2041 (Pre-refunded to 10/1/2026 at 100) (d)	500,000	519,627
General Obligations - 0.0%
District Columbia Gen. Oblig. Series E, 5% 6/1/2026	3,335,000	3,378,256
Special Tax - 0.2%
District Columbia Income Tax Rev 5% 6/1/2026	13,700,000	13,879,528
TOTAL DISTRICT OF COLUMBIA		17,777,411
Florida - 0.0%
General Obligations - 0.0%
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2018 A, 5% 11/1/2025	675,000	675,945
Georgia - 0.5%
General Obligations - 0.5%
Cobb Cnty GA Schl Dist TAN Series 2025, 4% 12/15/2025	2,130,000	2,132,191
Fulton CO GA TAN Series 2025, 4% 12/30/2025	50,000,000	50,120,459
		52,252,650
TOTAL GEORGIA		52,252,650
Hawaii - 0.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2025 E, 5% 7/1/2026	1,430,000	1,454,943
Honolulu HI City & Cnty Gen. Oblig. Series 2025 F, 5% 7/1/2026	720,000	733,046
		2,187,989
TOTAL HAWAII		2,187,989
Idaho - 0.1%
Health Care - 0.1%
Idaho Health Facilities Authority (Trinity Health Proj.) Series 2013ID, 3% tender 12/1/2048 (b)	4,600,000	4,600,000
Idaho Health Facs Auth Rev (Trinity Health Proj.) 5% 12/1/2025	1,065,000	1,065,000
		5,665,000
TOTAL IDAHO		5,665,000
Illinois - 0.9%
General Obligations - 0.9%
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	1,525,000	1,526,663
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	4,510,000	4,519,152
Illinois St Gen. Oblig. 5% 2/1/2026	10,405,000	10,466,742
Illinois St Gen. Oblig. 5% 3/1/2026	6,145,000	6,194,548
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	1,405,000	1,410,488
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2025	435,000	436,106
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	44,175,000	44,243,496
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2025	2,475,000	2,475,000
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2025	4,915,000	4,915,000
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2026	225,000	226,085
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2025	2,375,000	2,382,462
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	520,000	527,656
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2026	1,850,000	1,864,338
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2026	800,000	809,915
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2025	350,000	350,000
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2026	5,225,000	5,260,537
		87,608,188
Health Care - 0.0%
Illinois Fin Auth Rev (Advocate Health Care Network Proj.) SIFMA Municipal Swap Index + 0.3%, 3.19% tender 4/1/2051 (b)(e)	600,000	599,999
Special Tax - 0.0%
Illinois St Sales Tax Rev 5% 6/15/2026	1,250,000	1,264,669
Transportation - 0.0%
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2026	690,000	693,204
TOTAL ILLINOIS		90,166,060
Indiana - 0.0%
General Obligations - 0.0%
Indiana St Fin Auth Rev (Indianapolis-Marion Cnty Ind Pub Libr Proj.) Series 2025A, 5% 2/1/2026 (Indiana St Guaranteed)	3,800,000	3,823,255
Kentucky - 0.0%
General Obligations - 0.0%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	125,000	126,723
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2025	400,000	400,561
		527,284
TOTAL KENTUCKY		527,284
Maryland - 0.1%
General Obligations - 0.0%
State of Maryland Gen. Oblig. Series 2017, 5% 3/15/2026	150,000	151,549
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2026	615,000	619,530
		771,079
Health Care - 0.1%
Montgomery Cnty MD Rev (Trinity Health Proj.) Series 2013 MD, 2.9% tender 12/1/2041 (b)	10,150,000	10,150,000
TOTAL MARYLAND		10,921,079
Massachusetts - 0.7%
General Obligations - 0.7%
Bourne MA Gen. Oblig. BAN 4% 1/29/2026	3,832,556	3,843,181
Hopkinton MA BAN 4% 6/10/2026	35,000,000	35,234,395
Lenox MA Gen. Oblig. BAN 4% 1/22/2026	11,700,000	11,734,085
Randolph MA Gen. Oblig. BAN 5% 10/24/2025	20,619,810	20,646,108
		71,457,769
TOTAL MASSACHUSETTS		71,457,769
Michigan - 0.1%
General Obligations - 0.0%
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2026 (State of Michigan Guaranteed)	125,000	126,406
Health Care - 0.1%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 3.14% tender 1/15/2047 (b)(e)	2,715,000	2,715,000
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	4,430,000	4,475,720
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2025	300,000	300,000
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 1, 2.9% tender 12/1/2034 (b)	6,250,000	6,250,000
		13,740,720
TOTAL MICHIGAN		13,867,126
Missouri - 0.0%
Health Care - 0.0%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2020, 5% 11/15/2025	525,000	526,205
Nevada - 0.0%
General Obligations - 0.0%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2026	175,000	175,845
Clark Cnty NV School Dist Series 2020 B, 5% 6/15/2026	1,400,000	1,418,808
Clark Cnty NV School Dist Series 2025A, 5% 6/15/2026	2,900,000	2,938,357
		4,533,010
TOTAL NEVADA		4,533,010
New Jersey - 2.9%
General Obligations - 2.9%
Borough of Waldwick NJ Gen. Oblig. BAN 4% 10/10/2025	5,600,000	5,600,895
Burlington Cnty N J Gen. Oblig. BAN Series 2025A, 4% 6/17/2026	24,100,000	24,252,542
Cedar Grove Twp NJ Gen. Oblig. BAN Series 2025, 4% 6/24/2026	7,518,000	7,564,204
Essex Cnty NJ Impt Auth Lease Gen. Oblig. RAN Series 2025, 5% 3/17/2026	10,180,000	10,271,293
Freehold Township NJ Gen. Oblig. BAN Series 2024, 4% 10/21/2025	12,432,500	12,439,112
Hoboken NJ BAN 4% 3/10/2026	1,800,000	1,804,110
Hudson Cnty NJ BAN 4% 2/26/2026	190,000	190,341
Hudson Cnty NJ Impt Auth Lease Rev RAN Series B 1, 4% 6/24/2026	14,300,000	14,401,156
Jefferson Twp NJ Gen. Oblig. BAN 4% 6/12/2026	8,404,417	8,454,890
Lakewood NJ Tan Gen. Oblig. BAN Series 2024, 4% 12/18/2025	9,926,000	9,944,492
Logan Twp NJ Gen. Oblig. BAN Series 2024, 4% 10/16/2025	10,300,000	10,304,521
Montville Township Morris Cnty NJ Gen. Oblig. BAN 4% 11/4/2025	6,100,000	6,104,792
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	17,825,000	17,931,338
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,310,000	1,327,055
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	2,900,000	2,937,756
New Jersey St Gen. Oblig. 5% 6/1/2026	6,910,000	6,997,673
New Jersey Trans Trust Fund Auth 5% 12/15/2025	100,000	100,340
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2025	15,200,000	15,245,145
North Brunswick Twp NJ Gen. Oblig. BAN Series 2025A, 4% 7/6/2026	41,225,000	41,532,924
Scotch Plains Twp NJ Gen. Oblig. BAN 3.75% 8/25/2026	3,000,000	3,019,087
Scotch Plains Twp NJ Gen. Oblig. BAN 4% 1/16/2026	5,700,000	5,710,494
Stafford Twp NJ Gen. Oblig. BAN Series 2024A, 4% 10/21/2025	20,400,000	20,410,843
Upper Saddle River NJ BAN 4% 3/20/2026	5,500,000	5,520,339
Vernon Twp NJ Ban Gen. Oblig. BAN 3.75% 8/21/2026	5,900,000	5,950,959
Wayne Twp NJ BAN 4% 10/30/2025	6,780,000	6,784,764
West Caldwell Twp NJ Gen. Oblig. BAN 3.75% 9/2/2026	7,200,000	7,274,233
West Milford Township NJ Gen. Oblig. BAN 3.75% 9/11/2026	9,400,000	9,494,269
Wood-Ridge Boro NJ BAN 4% 5/14/2026	12,900,000	12,961,638
Woodcliff Lake NJ Gen. Oblig. BAN 3.75% 9/18/2026	5,550,000	5,596,833
		280,128,038
Transportation - 0.0%
New Jersey Turnpike Authority Series 2005 D 4, 5.25% 1/1/2026	1,500,000	1,508,199
TOTAL NEW JERSEY		281,636,237
New York - 1.6%
General Obligations - 1.6%
Burnt Hills Ballston Lake NY Cent Sch Dist BAN Series 2025, 4% 6/18/2026	21,565,487	21,692,068
Depew NY Un Free Sch Dist BAN Series 2024, 4% 10/30/2025	16,500,000	16,512,716
Eastchester NY Un Free Sch Dis BAN Series 2025, 4% 1/23/2026	11,834,000	11,870,961
New Paltz Town N Y Gen. Oblig. BAN Series 2024 D, 4% 10/3/2025	4,877,140	4,877,376
Newburgh N Y Enlarged City Schdist BAN Series 2025, 4% 6/24/2026	56,500,000	56,859,049
Niagara-Wheatfield NY Csd BAN 4% 6/25/2026	8,700,000	8,752,440
South Colonie NY Cent Sch Dist BAN Series 2025A, 4% 7/9/2026	43,517,062	43,828,967
		164,393,577
TOTAL NEW YORK		164,393,577
North Carolina - 0.1%
Escrowed/Pre-Refunded - 0.1%
North Carolina Cap Fac Fin Agy Rev Series 2015 B, 5% 10/1/2055 (Pre-refunded to 10/1/2025 at 100)	5,700,000	5,700,000
General Obligations - 0.0%
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2026	4,000,000	4,041,285
TOTAL NORTH CAROLINA		9,741,285
Ohio - 0.6%
General Obligations - 0.5%
Blue Ash OH Gen. Oblig. BAN Series 2025, 3.75% 3/24/2026	7,825,000	7,849,575
City of Columbus OH Gen. Oblig. Series 2023 A, 5% 8/15/2026	525,000	536,144
Cuyahoga Cnty OH Gen. Oblig. BAN 4.25% 5/4/2026	6,900,000	6,942,990
Delaware OH BAN 3.75% 4/16/2026	2,900,000	2,909,244
Hamilton OH Gen. Oblig. BAN Series 2024, 4% 12/17/2025	3,825,000	3,832,868
Huber Heights OH Gen. Oblig. BAN Series 2025, 5% 6/25/2026	9,100,000	9,214,744
Lakewood OH Gen. Oblig. BAN 4% 4/9/2026	5,350,000	5,374,295
Monroe OH Loc Sch Dist BAN 4.125% 12/3/2025	2,600,000	2,602,667
Monroe OH Loc Sch Dist BAN Series 2025, 3.875% 12/4/2025	2,900,000	2,903,340
New Albany Ohio Gen. Oblig. BAN 3.75% 6/4/2026	3,600,000	3,626,238
Springfield OH BAN 3.625% 3/25/2026	3,280,000	3,288,768
		49,080,873
Health Care - 0.1%
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2013OH, 3% tender 12/1/2046 (b)	8,345,000	8,345,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2026	560,000	562,608
		8,907,608
TOTAL OHIO		57,988,481
Oregon - 0.1%
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5% 4/1/2026	11,400,000	11,498,019
Pennsylvania - 0.0%
General Obligations - 0.0%
Pennsylvania St Gen. Oblig. 5% 9/1/2026	255,000	260,479
Pennsylvania St Gen. Oblig. Series 2017, 5% 1/1/2026	730,000	733,433
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2026	525,000	535,734
		1,529,646
TOTAL PENNSYLVANIA		1,529,646
Rhode Island - 0.2%
General Obligations - 0.2%
Barrington RI BAN 4% 5/28/2026	7,700,000	7,743,479
South Kingston RI BAN Series 2025 I, 4% 6/25/2026	8,025,000	8,080,804
		15,824,283
TOTAL RHODE ISLAND		15,824,283
South Carolina - 0.5%
General Obligations - 0.5%
Charleston County School District BAN 5% 5/7/2026	15,000,000	15,165,027
Charleston Edl Excellence Fing Corp SC Installment Pur Rev (Charleston County School District Proj.) 5% 12/1/2025	575,000	576,931
Clover SC Sch Dist No 2 York Cnty BAN Series 2024, 5% 10/1/2025	1,350,000	1,350,000
Richland Cnty SC Sch Dist #1 BAN Series 2025, 4% 3/2/2026	12,300,000	12,345,986
York Cnty SC Sch Dist No 4 Fort Mill BAN 4% 10/7/2026 (c)	24,550,000	24,914,077
		54,352,021
TOTAL SOUTH CAROLINA		54,352,021
Tennessee - 0.0%
Escrowed/Pre-Refunded - 0.0%
Tennessee St Sch Bd Auth Series 2015B, 5% 11/1/2034 (Pre-refunded to 11/1/2025 at 100)	3,400,000	3,405,494
Texas - 0.4%
General Obligations - 0.4%
Arlington Tex Indpt Sch Dist 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	325,000	327,794
Dallas TX ISD Series 2021 A, 4% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	2,260,000	2,269,566
Del Valle Tex Indpt Sch Dist 5% 6/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,016,984
Fort Worth Tex Indpt Sch Dist 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	260,000	261,799
Houston TX Indpt Sch Dist 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,012,424
Texas State Gen. Oblig. Series 2024, 5% 10/1/2025	14,460,000	14,460,000
Travis Cnty TX Gen. Oblig. Series 2025, 5% 3/1/2026	8,800,000	8,870,051
Williamson Cnty Tex Gen. Oblig. Series 2025, 5% 2/15/2026	1,675,000	1,687,110
		30,905,728
Health Care - 0.0%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 12/1/2025	3,510,000	3,521,272
Special Tax - 0.0%
Texas Transn Commn St Hwy Fund Rev Series 2015, 5% 10/1/2025	430,000	430,000
Water & Sewer - 0.0%
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2025	2,170,000	2,175,077
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2025	1,100,000	1,100,771
		3,275,848
TOTAL TEXAS		38,132,848
Virginia - 0.0%
Escrowed/Pre-Refunded - 0.0%
Hampton Rds VA Transn Accountability Commn Rev Series 2021 A, 5% 7/1/2026	425,000	432,478
General Obligations - 0.0%
County of Loudoun VA Gen. Oblig. Series 2025A, 5% 12/1/2025	2,500,000	2,508,189
TOTAL VIRGINIA		2,940,667
Washington - 0.0%
Escrowed/Pre-Refunded - 0.0%
Pierce Cnty WA Sch Dst No 10 Tacoma Series 2015, 5% 12/1/2039 (Pre-refunded to 12/1/2025 at 100)	325,000	326,163
General Obligations - 0.0%
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2026	300,000	301,928
Water & Sewer - 0.0%
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2026	1,840,000	1,866,107
TOTAL WASHINGTON		2,494,198
Wisconsin - 0.2%
General Obligations - 0.2%
Madison WI Met Sch Dist TRAN Series 2025, 5% 9/1/2026 (c)	13,500,000	13,779,450
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2025	300,000	300,451
Wisconsin St Gen. Oblig. Series 2024 1, 5% 5/1/2026	1,310,000	1,324,575
Wisconsin St Gen. Oblig. Series 2025 2, 5% 5/1/2026	365,000	370,176
		15,774,652
Health Care - 0.0%
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	560,000	570,377
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2025	575,000	576,389
		1,146,766
Special Tax - 0.0%
Wisconsin St Gen. Oblig. Series 2024 2, 5% 5/1/2026	855,000	866,936
TOTAL WISCONSIN		17,788,354
TOTAL MUNICIPAL SECURITIES (Cost $989,427,176)		989,427,176

Tender Option Bond - 28.7%
	Principal Amount (a)	Value ($)
Alabama - 1.6%
Alabama Infirmary Health Rev Participating VRDN Series 5065, 2.92% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	58,385,000	58,385,000
Alabama Southeast Energy Participating VRDN Series 2023 XM1139, 2.94% 11/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	5,900,000	5,900,000
Alabama Southeast Energy Participating VRDN Series 2024 XL0542, 2.94% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,080,000	3,080,000
Alabama Southeast Energy Participating VRDN Series 2025 XF1887, 2.94% 11/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,000,000	2,000,000
Alabama Southeast Energy Participating VRDN Series 2025 ZF1799, 2.92% 1/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	1,875,000	1,875,000
Alabama Spl Cre Fac Fin A Birm Participating VRDN 2.92% 11/15/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	1,965,000	1,965,000
Black Belt Energy Gas District Participating VRDN 2.92% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	8,950,000	8,950,000
Black Belt Energy Gas District Participating VRDN 2.94% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,000,000	2,000,000
Black Belt Energy Gas District Participating VRDN 2.94% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	970,000	970,000
Black Belt Energy Gas District Participating VRDN Series 2023 XM1144, 2.94% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	6,250,000	6,250,000
Black Belt Energy Gas District Participating VRDN Series 2023 ZL0487, 2.92% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,125,000	2,125,000
Black Belt Energy Gas District Participating VRDN Series 2023 ZL0508, 2.94% 2/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	8,590,000	8,590,000
Black Belt Energy Gas District Participating VRDN Series 2023 ZL0509, 2.94% 2/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,335,000	2,335,000
Black Belt Energy Gas District Participating VRDN Series 2023 ZL0518, 2.94% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,335,000	3,335,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 2.94% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	1,800,000	1,800,000
Black Belt Energy Gas District Participating VRDN Series 2025 XF8002, 2.92% 5/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	29,250,000	29,250,000
Black Belt Energy Gas District Participating VRDN Series 2025 XL0702, 2.94% 10/1/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	7,900,000	7,900,000
Black Belt Energy Gas District Participating VRDN Series 2025 XM1233, 2.94% 3/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	1,800,000	1,800,000
Jefferson County Swr Rev Participating VRDN Series 2024 XL0531, 2.93% 10/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,700,000	1,700,000
Southeast Alabama Gas Supply District Participating VRDN Series 2024 XF1694, 2.94% 6/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	1,250,000	1,250,000
Southeast Energy Auth Participating VRDN 2.92% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	2,340,000	2,340,000
Southeast Energy Auth Participating VRDN Series 2023 XM1135, 2.92% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	4,000,000	4,000,000
Southeast Energy Auth Participating VRDN Series 2025 XF1801, 2.93% 1/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	2,500,000	2,500,000
TOTAL ALABAMA		160,300,000
Alabama,Arizona - 0.0%
Jefferson County AL Board Ed Participating VRDN Series 2023 YX1319, 2.93% 2/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,025,000	2,025,000
Alaska - 0.1%
Alaska Ind Dev & Exp Auth Participating VRDN 2.92% 10/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	8,950,000	8,950,000
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 3.12% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,500,000	1,500,000
Anchorage AK Solid Waste Rev Participating VRDN Series 2023 XG0518, 3.01% 11/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	4,300,000	4,300,000
TOTAL ALASKA		14,750,000
Arizona - 0.5%
Arizona Health Facs Auth Rev Participating VRDN Series 3384, 2.92% 1/1/2037 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	8,900,000	8,900,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9180, 3.12% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	3,200,000	3,200,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 3.12% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,035,000	1,035,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9213, 3.12% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	2,485,000	2,485,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9215, 3.12% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,500,000	1,500,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9216, 3.12% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,520,000	1,520,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 3.12% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,300,000	1,300,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 3.12% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	995,000	995,000
Arizona Ind Dev Auth Participating VRDN 3.12% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	6,000,000	6,000,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 3.12% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	4,600,000	4,600,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 3.12% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	10,700,000	10,700,000
Black Belt Energy Gas District Participating VRDN Series 2022 MIZ9101, 3.09% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)	1,200,000	1,200,000
Mesa AZ Util Sys Rev Participating VRDN 2.94% 7/1/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	2,850,000	2,850,000
Salt Verde Finl Corp Sr Gas Rev Participating VRDN Series 2018 XF2537, 2.93% 12/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,200,000	1,200,000
TOTAL ARIZONA		47,485,000
California - 0.4%
California Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9231, 3.1% 9/9/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	10,325,000	10,325,000
California St Univ Rev Participating VRDN 2.91% 11/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,750,000	3,750,000
California St Univ Rev Participating VRDN 2.91% 11/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,075,000	8,075,000
River Islands Pub Fing Auth Participating VRDN 3.12% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	7,600,000	7,600,000
San Marcos Unified School District Series 2025 MS0062, 3.07% tender 8/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	3,350,000	3,350,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN 2.91% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,685,000	2,685,000
TOTAL CALIFORNIA		35,785,000
Colorado - 0.7%
Black Belt Energy Gas District Participating VRDN Series 2019 XG0251, 2.94% 8/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(f)	720,000	720,000
Black Belt Energy Gas District Participating VRDN Series 2020 XM0829, 2.92% 8/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,400,000	4,400,000
Colorado Ctfs of Prtn Participating VRDN 2.92% 12/15/2040 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,720,000	8,720,000
Colorado Health Facilities Authority Participating VRDN Series 2023 XF1619, 2.92% 5/15/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	6,800,000	6,800,000
Colorado Health Facilities Authority Participating VRDN Series 2023 XL0436, 2.92% 5/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	3,710,000	3,710,000
Colorado Health Facilities Authority Participating VRDN Series 2023 XM1124, 2.92% 11/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,345,000	2,345,000
Colorado Health Facilities Authority Participating VRDN Series 2025 XF1990, 2.92% 5/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	3,360,000	3,360,000
Colorado Health Facilities Authority Series 2025 MS0043, 3.01% tender 11/15/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	4,600,000	4,600,000
Colorado Springs Colo Utils Participating VRDN Series 2025 YX1433, 2.92% 11/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,115,000	4,115,000
CommonSpirit Health CO Participating VRDN 2.92% 11/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,905,000	3,905,000
Denver CO City & Cnty Brd Wtr Participating VRDN Series 2025 XF8032, 2.92% 9/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(f)	2,670,000	2,670,000
Denver CO City & Cnty Brd Wtr Series 2025 MS0064E, 3.06% tender 9/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	5,250,000	5,250,000
Denver CO Cty & Cnty Sch Dis 1 Participating VRDN Series 2025 XG0603, 2.92% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,000,000	5,000,000
Regional Transn Dist CO Sales Participating VRDN Series 2025 CF7024, 2.92% 11/1/2033 (Liquidity Facility Citibank NA) (b)(f)	15,700,000	15,700,000
TOTAL COLORADO		71,295,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Participating VRDN Series 2017 014, 2.93% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(f)	24,775,000	24,775,000
Connecticut Gen. Oblig. Participating VRDN Series 2017 016, 2.93% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(f)	21,800,000	21,800,000
TOTAL CONNECTICUT		46,575,000
Delaware - 0.0%
Delaware Multi Fam Hsg Chritina Village Participating VRDN 3.12% 5/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	2,800,000	2,800,000
District Of Columbia - 0.4%
Black Belt Energy Gas District Participating VRDN Series 2019 XF0853, 2.93% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	9,475,000	9,475,000
Black Belt Energy Gas District Participating VRDN Series 2019 XG0267, 2.94% 10/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(f)	1,715,000	1,715,000
District Columbia Gen. Oblig. Participating VRDN 2.92% 6/1/2040 (Liquidity Facility Citibank NA) (b)(f)	12,360,000	12,360,000
District Columbia Income Tax Rev Participating VRDN Series 2025 XF1998, 2.92% 6/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(f)	5,335,000	5,335,000
District Columbia Income Tax Rev Participating VRDN Series 2025 ZF3379, 2.92% 6/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	3,270,000	3,270,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2020 XF0919, 2.92% 10/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	1,355,000	1,355,000
Washington DC Gen. Oblig. Participating VRDN 2.92% 6/1/2042 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,965,000	2,965,000
TOTAL DISTRICT OF COLUMBIA		36,475,000
Florida - 2.9%
Black Belt Energy Gas District Participating VRDN Series 2019 XG0252, 2.94% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (b)(f)	7,400,000	7,400,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 2.99% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	10,700,000	10,700,000
Cape Coral Wtr & Swr Rev Participating VRDN Series 2023 YX1317, 2.93% 10/1/2039 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,200,000	5,200,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN 2.97% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	4,000,000	4,000,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 3% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	2,315,000	2,315,000
Florida Baptist Health Series 2025 BAML5066, 3.04% tender 8/15/2055 (Liquidity Facility Bank of America NA) (b)(f)(g)	9,905,000	9,905,000
Florida Hsg Fin Corp Rev Participating VRDN 2.92% 7/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(f)	10,330,000	10,330,000
Florida St Dept Transn Tpk Rev Participating VRDN 2.92% 7/1/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	3,750,000	3,750,000
Florida St Dept Transn Tpk Rev Participating VRDN Series 2023 XF3100, 2.92% 7/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,265,000	4,265,000
Gainesville FL Utils Sys Rev Participating VRDN Series 2023 YX1284, 2.92% 10/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,815,000	7,815,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2024 XF3239, 2.92% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	12,050,000	12,050,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XG0617, 2.92% 11/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(f)	3,700,000	3,700,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XL0669, 3.58% 11/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(f)	3,800,000	3,800,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1229, 2.92% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	6,700,000	6,700,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1246, 2.92% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	5,245,000	5,245,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1282, 2.92% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	5,185,000	5,185,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1314, 2.92% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	7,535,000	7,535,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 ZF3394, 2.92% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	3,170,000	3,170,000
Jacksonville Fla Spl Rev Series 2025 MS0068E, 3.09% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	9,700,000	9,700,000
JEA FL Wtr & Swr Sys Rev Participating VRDN Series 2025 XM1247, 2.91% 10/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,435,000	4,435,000
JEA FL Wtr & Swr Sys Rev Participating VRDN Series 2025 ZF3393, 2.92% 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	5,530,000	5,530,000
JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 3.01% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	6,445,000	6,445,000
Miami-Dade Cnty FL Sch Dist Participating VRDN 2.92% 3/15/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,800,000	2,800,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2025 CF7023, 2.94% 3/15/2047 (Liquidity Facility Citibank NA) (b)(f)	13,000,000	13,000,000
Miami-Dade Cnty FL Wtr & Swr Rev Participating VRDN Series 2023 XM1122, 2.92% 10/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(f)	13,900,000	13,900,000
Miami-Dade Cnty FL Wtr & Swr Rev Participating VRDN Series 2025 XM1296, 3.85% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	6,375,000	6,375,000
Miami-Dade County Wtr & Swr Rev Participating VRDN 2.92% 10/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,000,000	6,000,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 2.99% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(f)	12,255,000	12,255,000
Pasco County FL Hosp Rev Participating VRDN Series 2023 XM1155, 2.92% 7/1/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	10,685,000	10,685,000
South Broward Hosp Dist FL Rev Participating VRDN Series 2021 XG0345, 2.92% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	200,000	200,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN 2.96% 8/15/2036 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,435,000	7,435,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 2.99% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,600,000	5,600,000
Tallahassee Health Facs Rev Memorial Hlth Participating VRDN Series 2023 XG0485, 2.92% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,595,000	2,595,000
Tampa Bay Water Participating VRDN Series 2023 ZL0485, 2.92% 10/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	2,500,000	2,500,000
Tampa Bay Water Participating VRDN Series 2025 ZF1961, 2.92% 10/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(f)	4,670,000	4,670,000
Tampa Bay Water Series 2025 MS0066E, 3.07% tender 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	7,770,000	7,770,000
Tampa Bay Water Series 2025 MS0075E, 3.06% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	5,100,000	5,100,000
Tampa FL Health Sys Rev Participating VRDN 2.92% 11/15/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	5,250,000	5,250,000
Tampa FL Health Sys Rev Participating VRDN Series 2023 XF3146, 2.94% 11/15/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	6,930,000	6,930,000
Tampa FL Hosp Rev Participating VRDN Series 2025 XG0613, 2.92% 8/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	4,800,000	4,800,000
UF Health Shands Hospital Participating VRDN Series 5094, 2.92% 12/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	33,755,000	33,755,000
Wildwood FL Util Dist Participating VRDN Series 2025 XM1210, 2.92% 10/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,590,000	3,590,000
TOTAL FLORIDA		294,385,000
Georgia - 1.4%
Black Belt Energy Gas District Participating VRDN 2.93% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	30,695,000	30,695,000
Black Belt Energy Gas District Participating VRDN Series 2019 XF0751, 2.92% 5/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	38,225,000	38,225,000
Black Belt Energy Gas District Participating VRDN Series 2019 XG0254, 2.94% 1/1/2063 (Liquidity Facility Bank of America, N.A.) (b)(f)	5,305,000	5,305,000
Brookhaven Development Authority Participating VRDN Series 2019 XG0244, 2.92% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(f)	170,000	170,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 2.94% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	15,400,000	15,400,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF3106, 2.93% 7/1/2063 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,085,000	8,085,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0470, 2.94% 1/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(f)	8,150,000	8,150,000
Georgia St Gen. Oblig. Participating VRDN 2.91% 7/1/2037 (Liquidity Facility Citibank NA) (b)(f)	9,375,000	9,375,000
Georgia St Gen. Oblig. Participating VRDN Series 2024 CF7007, 2.92% 7/1/2041 (Liquidity Facility Citibank NA) (b)(f)	3,500,000	3,500,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XF1601, 2.92% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	6,800,000	6,800,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XM1134, 2.92% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	4,000,000	4,000,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XM1136, 2.92% 12/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,700,000	2,700,000
Main Street Natural Gas Inc Participating VRDN Series 2023 ZF1655, 2.92% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,105,000	3,105,000
Main Street Natural Gas Inc Participating VRDN Series 2023 ZF1659, 2.92% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,110,000	2,110,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 2.94% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	1,800,000	1,800,000
TOTAL GEORGIA		139,420,000
Idaho - 0.1%
Idaho Hsg & Fin Assn Participating VRDN Series 2024 XG0565, 2.92% 1/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,320,000	4,320,000
St Lukes Hlth ID Participating VRDN 2.92% 3/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	3,750,000	3,750,000
TOTAL IDAHO		8,070,000
Illinois - 2.0%
Black Belt Energy Gas District Participating VRDN 2.92% 5/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,135,000	5,135,000
Black Belt Energy Gas District Participating VRDN 2.94% 11/1/2029 (Liquidity Facility Bank of America, N.A.) (b)(f)	10,100,000	10,100,000
Black Belt Energy Gas District Participating VRDN 2.94% 5/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(f)	4,500,000	4,500,000
Black Belt Energy Gas District Participating VRDN Series 2015 XF1045, 2.93% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,120,000	2,120,000
Black Belt Energy Gas District Participating VRDN Series 2018 XF0711, 2.92% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	9,900,000	9,900,000
Black Belt Energy Gas District Participating VRDN Series 2019 XM0759, 2.94% 11/1/2025 (Liquidity Facility Bank of America, N.A.) (b)(f)	1,600,000	1,600,000
Black Belt Energy Gas District Participating VRDN Series 2019 XF0736, 2.92% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	4,750,000	4,750,000
Black Belt Energy Gas District Participating VRDN Series 2020 XL0145, 2.93% 12/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,685,000	8,685,000
Black Belt Energy Gas District Participating VRDN Series 2022 XL0260, 2.92% 3/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,800,000	4,800,000
Chicago Board of Ed Participating VRDN Series 2018 XG0217, 2.92% 4/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	5,625,000	5,625,000
Chicago Board of Ed Participating VRDN Series 2023 XG0469, 2.95% 4/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(f)	3,260,000	3,260,000
Chicago Gen. Oblig. Participating VRDN Series 2025 XL0691, 2.92% 1/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,575,000	4,575,000
Chicago IL Gen. Oblig. Participating VRDN 2.92% 1/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,750,000	2,750,000
IL Met Pier & Exp Auth Participating VRDN Series 2025 XF1962, 2.92% 6/15/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	4,000,000	4,000,000
IL Met Pier & Exp Auth Participating VRDN Series 2025 XF8081, 2.92% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	25,900,000	25,900,000
Illinois Fin Auth Participating VRDN Series 2023 YX1326, 2.93% 11/15/2039 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,395,000	3,395,000
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 3.19% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(f)	16,300,000	16,300,000
Illinois Fin Auth Rev Participating VRDN Series 2023 XF1540, 2.92% 12/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,500,000	2,500,000
Illinois Finance Authority Rev Participating VRDN 2.92% 8/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	2,700,000	2,700,000
Illinois Gen. Oblig. Participating VRDN Series 2023 XF3111, 2.92% 5/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,700,000	5,700,000
Illinois Gen. Oblig. Participating VRDN Series 2024 YX1338, 2.92% 5/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,960,000	3,960,000
Illinois Gen. Oblig. Participating VRDN Series 2025 XF8078, 2.92% 9/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	13,500,000	13,500,000
Illinois Housing Development Authority Participating VRDN 2.92% 10/1/2043 (Liquidity Facility Citibank NA) (b)(f)	2,355,000	2,355,000
Illinois Housing Development Authority Participating VRDN 2.92% 4/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	11,655,000	11,655,000
Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 3.12% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	26,500,000	26,500,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 2.92% 1/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	10,300,000	10,300,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 2.95% 1/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	1,310,000	1,310,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2015 XF077, 2.95% 1/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	5,030,000	5,030,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2022 ZF1388, 2.95% 1/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	2,000,000	2,000,000
Regional Transn Auth IL Participating VRDN 2.95% 6/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	2,510,000	2,510,000
TOTAL ILLINOIS		207,415,000
Indiana - 0.1%
Indiana Fin Auth Health Facilities Rev Participating VRDN Series 2023 XF1569, 2.92% 8/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	6,095,000	6,095,000
Indiana Fin Auth Health Sys Rev Participating VRDN 2.92% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	5,785,000	5,785,000
TOTAL INDIANA		11,880,000
Iowa - 0.3%
Iowa Fin Auth Rev Participating VRDN Series 2024 003, 3.14% 3/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(f)	13,700,000	13,700,000
Iowa Fin Auth Single Family Mtg Rev Participating VRDN Series 2023 XG0522, 2.92% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	4,250,000	4,250,000
Polk Co IA Gen. Oblig. Participating VRDN Series 2025 XL0666, 2.92% 6/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	4,355,000	4,355,000
State of Iowa Board of Regents Participating VRDN 2.92% 9/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(f)	4,025,000	4,025,000
TOTAL IOWA		26,330,000
Kansas - 0.0%
Wyandotte Cnty KS Participating VRDN Series 2025 ZF1819, 2.92% 9/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	1,875,000	1,875,000
Kentucky - 0.3%
Black Belt Energy Gas District Participating VRDN Series 2020 MIZ9021, 2.99% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)	4,400,000	4,400,000
Covington City KY Participating VRDN Series 2024 XL0569, 2.94% 12/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	2,185,000	2,185,000
Jefferson County Board of Education/Ky Participating VRDN Series 2024 XM1182, 2.92% 9/1/2040 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	4,000,000	4,000,000
Kentucky Comm Network Rev Participating VRDN 2.94% 9/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,000,000	3,000,000
Kentucky Econ Dev Fin Auth Hosp Rev Participating VRDN Series 2023 XF3181, 2.93% 6/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,200,000	2,200,000
Kentucky Gas Supply Rev Participating VRDN Series 2025 XM1237, 2.94% 6/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,000,000	2,000,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 2.94% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	1,800,000	1,800,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 2.94% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	1,800,000	1,800,000
Kentucky Pub Energy Participating VRDN 2.93% 4/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	4,760,000	4,760,000
Kentucky Pub Energy Participating VRDN 2.94% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	1,205,000	1,205,000
Louisville & Jefferson KY Swr Sys Rev Series 2025 MS0063E, 3.06% tender 5/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	5,615,000	5,615,000
TOTAL KENTUCKY		32,965,000
Louisiana - 0.2%
LA Pub Facs Auth Rev Ochsner Clinic Participating VRDN Series 2023 YX1295, 2.92% 5/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(f)	14,205,000	14,205,000
LA Pub Facs Auth Rev Ochsner Clinic Participating VRDN Series 2025 XF1971, 2.92% 5/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,750,000	2,750,000
TOTAL LOUISIANA		16,955,000
Maryland - 0.2%
Montgomery Cnty MD Rev Participating VRDN Series 2018 XG0215, 2.93% 12/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(f)	6,760,000	6,760,000
State of Maryland Gen. Oblig. Participating VRDN Series 2025 CF7049, 2.92% 3/15/2035 (Liquidity Facility Citibank NA) (b)(f)	10,400,000	10,400,000
TOTAL MARYLAND		17,160,000
Michigan - 0.4%
Black Belt Energy Gas District Participating VRDN Series 2019 XF0782, 2.92% 2/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	1,945,000	1,945,000
Bronson MI Hlth Rev Participating VRDN Series 2025 XL0615, 2.92% 5/15/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,175,000	3,175,000
Holly MI Area Sch Dist Participating VRDN Series 2023 XG0486, 2.94% 5/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	6,755,000	6,755,000
Michigan Fin Auth Rev Participating VRDN 2.92% 12/1/2040 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	4,800,000	4,800,000
Michigan Fin Auth Rev Participating VRDN Series 2025 XF3362, 2.92% 11/1/2044 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	3,555,000	3,555,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN 2.92% 12/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	3,650,000	3,650,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN 2.92% 6/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	2,495,000	2,495,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN 3.69% 6/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,405,000	1,405,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2023 XF1581, 2.93% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	2,400,000	2,400,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2023 XL0467, 2.92% 6/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,000,000	4,000,000
Michigan St Bldg Auth Rev Participating VRDN Series 2025 XF3421, 3.88% 10/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,000,000	4,000,000
Michigan St Hosp Fin Auth Rev Participating VRDN 2.92% 11/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	2,500,000	2,500,000
Michigan St Univ Revs Participating VRDN Series 2024 XM1171, 2.92% 8/15/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,500,000	2,500,000
TOTAL MICHIGAN		43,180,000
Michigan,New York - 0.0%
Eastern MI University Rev Participating VRDN Series 2025 001, 3.14% 3/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,800,000	4,800,000
Minnesota - 0.2%
Duluth Econ Dev Auth Health Care Facs Rev Participating VRDN Series 2023 XG0523, 2.93% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,900,000	4,900,000
Minnesota St Gen. Oblig. Participating VRDN Series 2024 CF7001, 2.91% 9/1/2041 (Liquidity Facility Citibank NA) (b)(f)	10,200,000	10,200,000
Saint Paul Hsg & Redev Auth Rev Participating VRDN 3.12% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	7,415,000	7,415,000
TOTAL MINNESOTA		22,515,000
Mississippi - 0.1%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 3.12% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	3,500,000	3,500,000
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 3.12% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	2,150,000	2,150,000
Mississippi Home Corp Single Family Mtg Rev Participating VRDN Series 2025 XX1388, 2.92% 12/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,250,000	3,250,000
TOTAL MISSISSIPPI		8,900,000
Missouri - 1.3%
Black Belt Energy Gas District Participating VRDN Series 2022 XG0361, 2.93% 9/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,090,000	6,090,000
Black Belt Energy Gas District Participating VRDN Series 2022 YX1193, 2.93% 9/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,115,000	9,115,000
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 3.12% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	2,595,000	2,595,000
Missouri Health & Edl Facilities Auth Rev Participating VRDN Series C 16, 2.94% 3/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	32,500,000	32,500,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 2.93% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	19,800,000	19,800,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2025 XF1841, 2.92% 4/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	2,665,000	2,665,000
Missouri Hlth Facs Auth Rev Participating VRDN Series 5066, 2.92% 6/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	23,000,000	23,000,000
Missouri St Hsg Dev Commn Single Family Mtg Rev Participating VRDN Series 2025 XF1885, 2.92% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	5,600,000	5,600,000
Montana Hlth Facs Auth Rev Mercy Hlth Participating VRDN 2.92% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,445,000	3,445,000
Montana Hlth Facs Auth Rev Participating VRDN 2.92% 11/15/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	16,500,000	16,500,000
St Louis Cnty MO Spl Oblig Participating VRDN Series 2022 XG0382, 2.92% 12/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	6,000,000	6,000,000
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 3.12% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	2,985,000	2,985,000
TOTAL MISSOURI		130,295,000
Nebraska - 0.1%
Black Belt Energy Gas District Participating VRDN Series 2022 ZL0301, 2.94% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	480,000	480,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 XF1774, 2.92% 9/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	2,450,000	2,450,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 YX1334, 2.92% 9/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,540,000	1,540,000
Nebraska Invt Fin Auth Single Family Hsg Rev Participating VRDN Series 2025 XF1972, 2.92% 9/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	4,810,000	4,810,000
TOTAL NEBRASKA		9,280,000
Nevada - 0.4%
Clark Cnty NV Gen. Oblig. Participating VRDN Series 2023 ZL0480, 2.92% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	3,275,000	3,275,000
Clark Cnty NV School Dist Participating VRDN Series 2023 XF1473, 3.01% 6/15/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	3,730,000	3,730,000
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Participating VRDN Series 2025 XG0627, 2.92% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(f)	5,135,000	5,135,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN 2.92% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(f)	11,235,000	11,235,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2023 ZF3155, 2.92% 6/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	4,750,000	4,750,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2025 XF1954, 2.92% 6/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(f)	2,900,000	2,900,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2025 ZF3413, 2.92% 6/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	2,500,000	2,500,000
Las Vegas Valley NV Gen. Oblig. Series 2025 MS0057E, 3.06% tender 6/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	3,200,000	3,200,000
TOTAL NEVADA		36,725,000
New Hampshire,New York - 0.4%
Nat'l Fin Auth NH Novant Hlth Participating VRDN Series E 157, 2.92% 11/1/2064 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	39,900,000	39,900,000
New Jersey - 0.6%
Black Belt Energy Gas District Participating VRDN 2.92% 6/15/2044 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,725,000	2,725,000
Black Belt Energy Gas District Participating VRDN 2.92% 6/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,800,000	5,800,000
New Jersey Trans Trust Fund Auth Participating VRDN 2.93% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	12,470,000	12,470,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2018 XG0205, 2.92% 12/15/2034 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,645,000	4,645,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2023 XF1557, 2.92% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	3,435,000	3,435,000
New Jersey Turnpike Authority Participating VRDN 2.92% 1/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,300,000	1,300,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XF3423, 2.92% 1/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,875,000	7,875,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XM1278, 2.92% 1/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	5,335,000	5,335,000
New Jersey Turnpike Authority Series 2025 MS0081E, 3.09% tender 1/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	15,000,000	15,000,000
TOTAL NEW JERSEY		58,585,000
New Mexico - 0.1%
Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 3.12% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	6,500,000	6,500,000
New York - 1.3%
Black Belt Energy Gas District Participating VRDN 2.92% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(f)	33,205,000	33,205,000
Black Belt Energy Gas District Participating VRDN Series 2020 XF2878, 2.92% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,400,000	2,400,000
City of New York NY Gen. Oblig. Participating VRDN Series 2022 XF1327, 2.92% 8/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	4,000,000	4,000,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 ZF3405, 2.91% 8/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	4,030,000	4,030,000
City of New York NY Gen. Oblig. Series 2025 MS0074E, 3.06% tender 8/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	3,295,000	3,295,000
New York City Gen Oblig Participating VRDN Series E 88, 2.92% 6/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,000,000	2,000,000
New York City Gen. Oblig. Participating VRDN 2.92% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	14,400,000	14,400,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN 2.92% 6/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	22,800,000	22,800,000
New York City Participating VRDN 2.92% 10/1/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	8,200,000	8,200,000
New York City Transitional Finance Authority Participating VRDN Series 2025 YX1419, 2.92% 5/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,015,000	2,015,000
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF3373, 2.91% 11/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	3,530,000	3,530,000
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 3.12% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	16,885,000	16,885,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2022 YX1183, 2.92% 2/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,265,000	3,265,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 XF3160, 2.91% 6/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	7,500,000	7,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF3456, 2.92% 6/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	3,500,000	3,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF3429, 2.91% 6/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	6,165,000	6,165,000
TOTAL NEW YORK		137,190,000
North Carolina - 0.8%
Charlotte NC Arpt Rev Participating VRDN Series 2025 XF8043, 2.92% 7/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(f)	4,320,000	4,320,000
Charlotte NC Arpt Rev Participating VRDN Series 2025 YX1402, 2.92% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,060,000	5,060,000
NC Hsg Fin Agy Homeownership Rev Participating VRDN Series 2023 YX1316, 2.92% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(f)	10,695,000	10,695,000
Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 3.12% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	4,490,000	4,490,000
UNC Hosp Rev Participating VRDN Series 5093, 2.73% 7/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	57,100,000	57,100,000
TOTAL NORTH CAROLINA		81,665,000
North Dakota - 0.2%
North Dakota Housing Finance Agency Participating VRDN 2.92% 7/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	10,400,000	10,400,000
North Dakota St Hsg Fin Agy Participating VRDN Series 2024 XG0559, 2.92% 1/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	13,185,000	13,185,000
TOTAL NORTH DAKOTA		23,585,000
Ohio - 0.8%
Allen Cnty OH Hosp Facs Rev Participating VRDN Series 2017 XF2516, 2.98% 8/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	3,600,000	3,600,000
Allen OH Bon Secours Mercy Hlth Participating VRDN Series E 164, 2.92% 11/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	4,000,000	4,000,000
Black Belt Energy Gas District Participating VRDN Series 2020 MIZ9020, 2.99% 5/1/2039 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)	3,575,000	3,575,000
Black Belt Energy Gas District Participating VRDN Series C 18, 2.93% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,100,000	2,100,000
Black Belt Energy Gas District Participating VRDN Series E 132, 2.92% 8/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	18,485,000	18,485,000
Black Belt Energy Gas District Participating VRDN Series E 134, 2.92% 6/1/2034 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	7,715,000	7,715,000
Brunswick OH City Sch Dist Participating VRDN 2.92% 12/1/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,750,000	2,750,000
Cuyahoga OH Metro Hlth Participating VRDN Series 2023 BAML5043, 2.96% 2/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(f)	2,900,000	2,900,000
Franklin Cnty OH Hosp Facs Rev Participating VRDN 2.92% 5/15/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,810,000	2,810,000
Hamilton County Healthcare Facilities Rev Participating VRDN Series 2024 XM1184, 2.92% 6/1/2038 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,105,000	3,105,000
Hamilton OH Hosp Rev Participating VRDN Series 2023 XG0525, 2.92% 8/15/2042 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	6,775,000	6,775,000
Ohio Housing Finance Agency Participating VRDN Series 2024 XF1762, 2.92% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	8,575,000	8,575,000
Ohio Housing Finance Agency Participating VRDN Series 2025 XF1824, 2.92% 9/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	4,145,000	4,145,000
Ohio St Hsg Fin Agy Residential Mtg Rev Participating VRDN Series 2023 XF3145, 2.92% 9/1/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	2,880,000	2,880,000
Port of Grt Cincinnati OH Participating VRDN Series 2024 XL0553, 2.92% 12/1/2058 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	305,000	305,000
University Cincinnati OH Gen Participating VRDN 2.92% 6/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	3,700,000	3,700,000
University Cincinnati OH Gen Participating VRDN Series 2024 XF1711, 2.92% 6/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,945,000	3,945,000
TOTAL OHIO		81,365,000
Oklahoma - 0.4%
Black Belt Energy Gas District Participating VRDN Series E 140, 2.92% 8/15/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	12,475,000	12,475,000
Oklahoma City Okla Wtr Utils Tr Util Sys Rev Participating VRDN Series 2024 XM1163, 2.92% 7/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	3,800,000	3,800,000
Oklahoma St Wtr Res Brd Rev Fd Participating VRDN Series 2025 XF3434, 2.94% 4/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	3,995,000	3,995,000
Oklahoma St Wtr Res Brd Rev Fd Series 2025 MS0054E, 3.06% tender 4/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	9,700,000	9,700,000
Oklahoma St Wtr Res Brd Rev Fd Series 2025 MS0060E, 3.07% tender 4/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	7,725,000	7,725,000
TOTAL OKLAHOMA		37,695,000
Oregon - 0.5%
Multinomah OR Adventist Health Participating VRDN 2.92% 3/1/2040 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	7,580,000	7,580,000
Multnomah Cnty OR Sch Dist No 1 Portland Participating VRDN 2.92% 6/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	15,710,000	15,710,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 3.12% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	1,405,000	1,405,000
Oregon Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9230, 3.12% 9/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)	1,100,000	1,100,000
Oregon St Facs Auth Rev Participating VRDN Series 2025 003, 3.19% 8/1/2026 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,100,000	5,100,000
Port of Morrow Series 2024 MS0026, 3.09% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	13,350,000	13,350,000
Washington Clark County SD23 Series 2025 MS0080E, 3.07% tender 6/15/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	3,725,000	3,725,000
Washington Cnty OR Sch Dist 48j Beaverton Participating VRDN 2.92% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	3,995,000	3,995,000
TOTAL OREGON		51,965,000
Pennsylvania - 1.9%
Black Belt Energy Gas District Participating VRDN 2.93% 11/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,375,000	9,375,000
Black Belt Energy Gas District Participating VRDN Series 2022 XM1008, 2.92% 12/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	835,000	835,000
Black Belt Energy Gas District Participating VRDN Series 2022 YX1185, 2.92% 2/15/2039 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,550,000	6,550,000
Black Belt Energy Gas District Participating VRDN Series 2022 YX1186, 2.92% 2/15/2040 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,000,000	8,000,000
Commonwealth Fing Auth Tobacco Participating VRDN Series 2018 XX1080, 2.93% 6/1/2035 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,800,000	1,800,000
Geisinger Auth PA Hlth Sys Rev Participating VRDN Series 2023 XG0468, 2.92% 6/1/2041 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	6,760,000	6,760,000
Geisinger Auth PA Hlth Sys Rev Participating VRDN Series 2025 XF3360, 2.92% 4/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	2,935,000	2,935,000
Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 2.97% 7/1/2043 (Liquidity Facility Bank of America, N.A.) (b)(f)(g)	11,320,000	11,320,000
Pennsylvania Higher Educational Facilities Authority Participating VRDN 2.92% 8/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,325,000	3,325,000
Pennsylvania St Univ Participating VRDN Series 2025 XF1966, 2.92% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(f)	3,000,000	3,000,000
Pennsylvania St Univ Participating VRDN Series 2025 XF1968, 2.92% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(f)	3,600,000	3,600,000
Pennsylvania Tpk Commission Tpk Rev Participating VRDN Series 2017 XX1044, 2.92% 12/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,365,000	6,365,000
Pennsylvania Turnpike Commission Participating VRDN Series 2025 XG0626, 2.92% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,600,000	2,600,000
Pennsylvania Turnpike Commission Participating VRDN Series 2025 XL0697, 2.92% 12/1/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	3,375,000	3,375,000
Philadelphia PA Gas Works Rev Participating VRDN Series 2024 ZF1772, 2.92% 8/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,585,000	3,585,000
Philadelphia PA Wtr & Wastewtr Rev Participating VRDN Series 2025 XM1300, 2.92% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	1,600,000	1,600,000
Philadelphia PA Wtr & Wste Rev Participating VRDN Series 2023 XF1606, 2.93% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	2,400,000	2,400,000
Southcentral PA Gen Auth Rev Participating VRDN Series 2019 XL0104, 2.92% 6/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	8,120,000	8,120,000
Southcentral PA Gen Auth Rev Participating VRDN Series 2023 ZL0512, 2.92% 6/1/2039 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	3,335,000	3,335,000
Southeastern PA Transn Auth Rev Participating VRDN 2.92% 6/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	6,230,000	6,230,000
Southeastern PA Transn Auth Rev Participating VRDN 2.92% 6/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	4,000,000	4,000,000
Southeastern PA Transn Auth Rev Participating VRDN 2.94% 6/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(f)	6,100,000	6,100,000
Southeastern PA Transn Auth Rev Participating VRDN Series 2025 XG0625, 2.92% 6/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	4,000,000	4,000,000
Thomas Jefferson University Participating VRDN Series 2024 XF1769, 2.92% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	7,650,000	7,650,000
Thomas Jefferson University Participating VRDN Series 2025 XF1939, 2.92% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	6,855,000	6,855,000
Thomas Jefferson University Participating VRDN Series 5077, 2.92% 11/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	58,500,000	58,500,000
UPMC Hlth Rev PA Participating VRDN Series 2023 XF1525, 2.92% 5/15/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,860,000	2,860,000
Westmoreland Cnty PA Participating VRDN Series 2017 YX1075, 2.93% 8/15/2036 (Liquidity Facility Barclays Bank PLC) (b)(f)	11,190,000	11,190,000
TOTAL PENNSYLVANIA		196,265,000
South Carolina - 1.3%
Black Belt Energy Gas District Participating VRDN 2.92% 12/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,165,000	8,165,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XG0539, 2.92% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,000,000	2,000,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XM1143, 2.94% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,000,000	3,000,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1653, 2.94% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,730,000	2,730,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1671, 2.92% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,500,000	2,500,000
Prism Health SC Participating VRDN 2.92% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	71,600,000	71,600,000
South Carolina Bon Secours Mercy Hlth Participating VRDN 2.92% 11/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	15,295,000	15,295,000
South Carolina Patriots Energy Grp Participating VRDN Series 2023 ZF1670, 2.92% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	7,055,000	7,055,000
South Carolina Patriots Energy Grp Participating VRDN Series 2023 ZL0515, 2.92% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,830,000	2,830,000
South Carolina Patriots Energy Grp Participating VRDN Series 2023 ZL0525, 2.92% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	6,665,000	6,665,000
South Carolina Prisma Hlth Participating VRDN Series 2023 XF1531, 2.93% 5/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	4,635,000	4,635,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2023 XF1548, 2.92% 12/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,000,000	3,000,000
TOTAL SOUTH CAROLINA		129,475,000
South Dakota - 0.0%
South Dakota St Hlth & Edl Fac Participating VRDN 2.93% 7/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	5,625,000	5,625,000
Tennessee - 0.4%
Greeneville Health & Edl Facilities Board Participating VRDN Series 2018 XF2576, 2.93% 7/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,300,000	4,300,000
Greeneville Health & Edl Facilities Board Participating VRDN Series 2018 XG0194, 2.93% 7/1/2040 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	1,945,000	1,945,000
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Participating VRDN Series 2025 XF1969, 2.92% 7/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(f)	6,000,000	6,000,000
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Participating VRDN Series 2025 CF7031, 2.92% 1/1/2042 (Liquidity Facility Citibank NA) (b)(f)	7,900,000	7,900,000
Metropolitan Govt Nashville & Davidson County Sports Auth Rev Participating VRDN Series 2023 XG0517, 2.92% 7/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	4,300,000	4,300,000
Shelby Cnty TN Baptist Mem Hlth Care Corp Participating VRDN Series 2025 BAML5067, 2.94% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(f)(g)	13,600,000	13,600,000
Tennessee Energy Acquisition Corp Participating VRDN Series 2023 ZF1658, 2.94% 5/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,470,000	2,470,000
TOTAL TENNESSEE		40,515,000
Texas - 3.3%
Aledo TX Indpt Sch Dist Participating VRDN Series 2023 XF3142, 2.92% 2/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,165,000	4,165,000
Allen TX Indpt Sch Dist Participating VRDN Series 2025 XF1807, 2.92% 2/15/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,100,000	3,100,000
Alvin Tex Indpt Sch Dist Participating VRDN 2.92% 2/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,935,000	2,935,000
Austin TX Cmnty College Dist Gen. Oblig. Participating VRDN Series 2025 XL0686, 2.92% 8/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,750,000	3,750,000
Austin TX Elec Util Sys Rev Participating VRDN Series 2023 XG0534, 2.92% 11/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,330,000	5,330,000
Austin TX Elec Util Sys Rev Participating VRDN Series 5095, 2.92% 11/15/2045 (Liquidity Facility JP Morgan Securities LLC) (b)(f)	6,930,000	6,930,000
Black Belt Energy Gas District Participating VRDN Series E 149, 2.92% 10/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	10,200,000	10,200,000
Black Belt Energy Gas District Participating VRDN Series E 150, 2.92% 7/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	4,000,000	4,000,000
Board of Regents of the University of Texas System Participating VRDN Series 2023 XL0500, 2.92% 8/15/2049 (Liquidity Facility UBS AG) (b)(f)	4,340,000	4,340,000
Canton Tex Indpt Sch Dist Participating VRDN 2.92% 2/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	2,665,000	2,665,000
Canutillo Tex Indpt Sch Dist Participating VRDN Series 2025 XL0655, 2.92% 2/15/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,875,000	2,875,000
City of El Paso TX Water & Sewer Revenue Participating VRDN Series 2025 XL0593, 2.92% 3/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	4,995,000	4,995,000
City of El Paso TX Water & Sewer Revenue Participating VRDN Series 2025 ZF3369, 2.92% 3/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	2,500,000	2,500,000
Collin County Hsg Fin Corp Multi Fam Participating VRDN 3.12% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	4,600,000	4,600,000
Crowley Independent School District Participating VRDN 2.92% 2/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(f)	2,000,000	2,000,000
Crowley Independent School District Participating VRDN Series 2024 XF3238, 2.91% 2/1/2054 (Liquidity Facility UBS AG) (b)(f)	8,725,000	8,725,000
Crowley Independent School District Participating VRDN Series 2025 ZF3359, 2.92% 2/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	3,330,000	3,330,000
Denton Independent School District Participating VRDN 2.91% 8/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	2,800,000	2,800,000
Denton Independent School District Participating VRDN Series 2023 XF3128, 2.91% 8/15/2053 (Liquidity Facility UBS AG) (b)(f)	7,225,000	7,225,000
Ector Cnty TX Gen. Oblig. Participating VRDN 2.93% 2/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	3,800,000	3,800,000
Forney TX Indpt Sch Dis Participating VRDN Series 2025 XF3432, 2.92% 8/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,000,000	2,000,000
Frenship TX Indpt Sch Dist Series 2025 MS0056E, 3.06% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	2,270,000	2,270,000
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Participating VRDN 2.92% 10/1/2046 (Liquidity Facility Citibank NA) (b)(f)	7,400,000	7,400,000
Harris Cnty TX Gen. Oblig. Series 2025 MS0030, 3.01% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	19,055,000	19,055,000
Harris Cnty TX Gen. Oblig. Series 2025 MS0067E, 3.09% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	2,550,000	2,550,000
Harris Cnty TX Health Facs Rev Participating VRDN Series 2016 ZF0312, 2.92% 7/1/2027 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	4,460,000	4,460,000
Hays TX Cons Indpt Schl Dist Participating VRDN Series 2025 XF8029, 2.92% 2/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	4,000,000	4,000,000
Houston TX Util Sys Rev Participating VRDN Series 2025 XL0693, 2.92% 11/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	6,400,000	6,400,000
Jefferson TX Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9214, 3.12% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)(g)	2,200,000	2,200,000
Lamar TX Isd Participating VRDN Series 2025 XF3446, 2.94% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	10,000,000	10,000,000
Lamar TX Isd Participating VRDN Series 2025 XX1391, 2.92% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,970,000	4,970,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2024 MIZ9195, 2.99% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)	22,300,000	22,300,000
Lubbock TX Indpt Sch Dist Participating VRDN Series 2025 XF1996, 2.92% 2/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	1,995,000	1,995,000
Mansfield TX Indpt Sch Dist Participating VRDN Series 2025 XF3449, 2.92% 2/15/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	3,750,000	3,750,000
Mansfield TX Indpt Sch Dist Series 2025 MS0058E, 3.06% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	2,265,000	2,265,000
Medina Valley Tex Indpt Sch Dist Participating VRDN 2.92% 2/15/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	2,700,000	2,700,000
Mesquite Independent School District Participating VRDN Series 2025 XF1997, 2.92% 8/15/2049 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	2,650,000	2,650,000
Midlothian TX Indpt Sch Dist Participating VRDN Series 5081, 2.92% 2/15/2045 (Liquidity Facility JP Morgan Securities LLC) (b)(f)	2,930,000	2,930,000
New Braunfels TX Isd Participating VRDN 2.92% 2/1/2045 (Liquidity Facility Bank of America, N.A.) (b)(f)	3,750,000	3,750,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN 2.92% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	7,620,000	7,620,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 3% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	2,200,000	2,200,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2023 XF1576, 2.92% 2/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,675,000	2,675,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2025 XF1975, 2.92% 2/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	11,050,000	11,050,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2025 XF3424, 2.92% 2/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,250,000	2,250,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2025 XM1283, 2.92% 2/15/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	4,815,000	4,815,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 5079, 2.92% 2/15/2046 (Liquidity Facility JP Morgan Securities LLC) (b)(f)	1,780,000	1,780,000
Princeton TX Indpt Sch Dist Participating VRDN Series 2023 XF3192, 2.91% 2/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	9,375,000	9,375,000
Prosper Tex Indpt Sch Dist Participating VRDN Series 2025 XF3417, 2.92% 2/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,665,000	2,665,000
Prosper Tex Indpt Sch Dist Series 2025 MS0071E, 3.09% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	8,885,000	8,885,000
Red Oak TX Indpt Sch Dist Participating VRDN Series 2023 XG0512, 2.92% 2/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(f)	3,385,000	3,385,000
Royse City TX Indpt Sch Dist Participating VRDN Series 2025 YX1434, 2.92% 2/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,160,000	3,160,000
San Angelo Tex Indpt Sch Dist Participating VRDN Series 2025 XF8048, 2.92% 2/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(f)	3,000,000	3,000,000
San Antonio TX Gen. Oblig. Participating VRDN 2.92% 8/1/2039 (Liquidity Facility Citibank NA) (b)(f)	7,500,000	7,500,000
San Antonio TX Wtr Rev Participating VRDN 2.92% 5/15/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	4,300,000	4,300,000
San Antonio TX Wtr Rev Participating VRDN Series 2025 XG0616, 2.92% 5/15/2052 (Liquidity Facility Bank of America, N.A.) (b)(f)	1,600,000	1,600,000
Sherman TX Indpt Sch Dist Participating VRDN Series 2025 XF3437, 2.92% 2/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	2,665,000	2,665,000
Spring Tex Indpt Sch Dist Participating VRDN Series 2025 YX1412, 2.92% 8/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,040,000	3,040,000
Tarrant Cnty TX Christus Hlth Participating VRDN Series 2025 XF1893, 2.92% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	3,520,000	3,520,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN 2.92% 11/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,000,000	2,000,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN 2.92% 11/15/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	2,745,000	2,745,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN Series 2023 ZF1668, 2.92% 11/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	2,260,000	2,260,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN Series 2025 XF3378, 2.92% 11/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	4,400,000	4,400,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN 2.92% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	2,000,000	2,000,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2025 XL0672, 2.92% 11/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	3,250,000	3,250,000
Terrell TX Indpt Sch Dist Participating VRDN 2.92% 8/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(f)	2,200,000	2,200,000
Terrell TX Indpt Sch Dist Participating VRDN Series 2025 ZF8063, 2.92% 8/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(f)	2,800,000	2,800,000
Texas Gas Acq & Sply Rev Participating VRDN Series 2025 XM1232, 2.94% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	2,000,000	2,000,000
Texas Wtr Dev Brd Participating VRDN 2.91% 10/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	9,380,000	9,380,000
Texas Wtr Dev Brd Participating VRDN Series 2023 ZF3201, 2.91% 10/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	2,890,000	2,890,000
Texas Wtr Dev Brd Participating VRDN Series 2025 XF1853, 2.92% 10/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	4,130,000	4,130,000
Texas Wtr Dev Brd Series 2025 MS0037, 3.06% tender 10/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	5,200,000	5,200,000
Van Alstyne Tex Indpt Sch Dist Participating VRDN 2.92% 2/15/2055 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	2,500,000	2,500,000
Waxahachie TX Indpt Sch Dist Participating VRDN Series 2023 XF1553, 2.93% 2/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	4,560,000	4,560,000
TOTAL TEXAS		335,710,000
Utah - 0.0%
Utah Cnty Utah Hosp Rev Participating VRDN Series 2022 XM1003, 2.92% 5/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	2,435,000	2,435,000
Virginia - 0.6%
Black Belt Energy Gas District Participating VRDN 2.93% 11/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	5,000,000	5,000,000
Black Belt Energy Gas District Participating VRDN 2.93% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,200,000	4,200,000
Black Belt Energy Gas District Participating VRDN Series 2020 MIZ9025, 2.99% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (b)(f)	31,740,000	31,740,000
Hampton Roads Transportation Accountability Commission Participating VRDN 2.92% 7/1/2060 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	5,000,000	5,000,000
Hampton Roads Transportation Accountability Commission Participating VRDN 2.92% 7/1/2060 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	3,365,000	3,365,000
University VA Univ Revs Participating VRDN 2.92% 4/1/2039 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	3,375,000	3,375,000
Williamsburg VA Educ Dev Auth Participating VRDN 2.92% 7/1/2063 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	9,860,000	9,860,000
TOTAL VIRGINIA		62,540,000
Washington - 1.5%
Black Belt Energy Gas District Participating VRDN 2.93% 8/15/2043 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,300,000	1,300,000
Black Belt Energy Gas District Participating VRDN Series 2020 XG0287, 2.93% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,100,000	2,100,000
Black Belt Energy Gas District Participating VRDN Series 2022 XX1238, 2.93% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(f)	19,715,000	19,715,000
Black Belt Energy Gas District Participating VRDN Series E 153, 2.92% 8/15/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	20,940,000	20,940,000
Clark Cnty WA Sch Dist 114 Evergreen Participating VRDN Series 2025 CF7040, 2.92% 12/1/2036 (Liquidity Facility Citibank NA) (b)(f)	29,900,000	29,900,000
Everett WA Wtr & Swr Rev Participating VRDN 2.92% 12/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	3,885,000	3,885,000
State of Washington Gen. Oblig. 3.01% tender 2/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	31,585,000	31,585,000
State of Washington Gen. Oblig. Participating VRDN 2.91% 2/1/2045 (Liquidity Facility Citibank NA) (b)(f)	5,300,000	5,300,000
State of Washington Gen. Oblig. Participating VRDN 2.92% 2/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(f)	1,250,000	1,250,000
State of Washington Gen. Oblig. Participating VRDN Series 2023 ZF3173, 2.92% 2/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	5,000,000	5,000,000
State of Washington Gen. Oblig. Participating VRDN Series 2023 ZL0490, 2.92% 8/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	1,665,000	1,665,000
State of Washington Gen. Oblig. Participating VRDN Series 2023 ZL0491, 2.92% 8/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	1,665,000	1,665,000
State of Washington Gen. Oblig. Participating VRDN Series 2024 CF7002, 2.91% 8/1/2041 (Liquidity Facility Citibank NA) (b)(f)	3,200,000	3,200,000
State of Washington Series 2025 MS0036, 3.06% tender 6/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	9,355,000	9,355,000
Washington Health Care Facilities Auth Rev Participating VRDN Series 2023 XG0475, 2.93% 9/1/2055 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	5,290,000	5,290,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2015 XF0150 1, 2.94% 10/1/2042 (Liquidity Facility Bank of America, N.A.) (b)(f)	3,165,000	3,165,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2023 XF1514, 2.93% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	4,015,000	4,015,000
Washington Multi Care Hlth Auth Participating VRDN Series 2023 XG0481, 2.93% 8/15/2045 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	3,905,000	3,905,000
TOTAL WASHINGTON		153,235,000
West Virginia - 0.0%
West Virginia Hosp Fin Auth Hosp Rev Participating VRDN Series 2023 XF1537, 2.93% 6/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(f)	5,525,000	5,525,000
Wisconsin - 0.4%
Black Belt Energy Gas District Participating VRDN Series 2019 XF0741, 2.92% 2/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(f)	9,535,000	9,535,000
Univ of Wis Hosp & Clinics Auth Participating VRDN Series 2022 XL0296, 2.92% 4/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)	4,000,000	4,000,000
Univ of Wis Hosp & Clinics Auth Series 2025 MS0044, 2.99% tender 4/1/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(f)(g)	4,440,000	4,440,000
Wisconsin Health & Edl Facilities Auth Rev Participating VRDN 2.92% 8/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,000,000	8,000,000
Wisconsin Health & Educational Facilities Authority Participating VRDN Series 2023 XL0483, 2.92% 4/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,250,000	2,250,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Participating VRDN Series 2024 XF1696, 2.92% 9/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	4,440,000	4,440,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Participating VRDN Series 2024 XL0554, 2.92% 3/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(f)	12,900,000	12,900,000
TOTAL WISCONSIN		45,565,000
TOTAL TENDER OPTION BOND (Cost $2,924,980,000)		2,924,980,000

Variable Rate Demand Note - 38.0%
	Principal Amount (a)	Value ($)
Alabama - 1.3%
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) Series 2014A, 3.5% 12/1/2037 VRDN (b)	26,020,000	26,020,000
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) Series 2014B, 3.5% 12/1/2037 VRDN (b)	10,000,000	10,000,000
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.5% 6/1/2034 VRDN (b)	15,990,000	15,990,000
Mobile Downtown Redevelopment Authority (Austal Usa Llc Proj.) 2.9% 5/1/2041, LOC Bank of America NA VRDN (b)(h)	40,770,000	40,770,000
Mobile Downtown Redevelopment Authority (Austal Usa Llc Proj.) 2.9% 5/1/2041, LOC Bank of America NA VRDN (b)(h)	39,870,000	39,870,000
TOTAL ALABAMA		132,650,000
Alaska - 1.3%
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 2.92% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	55,600,000	55,600,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3.2% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	60,200,000	60,200,000
Valdez Alaska Marine Term Rev (Exxon Pipeline Co Proj.) 3.5% 12/1/2033 (Exxon Mobil Corp Guaranteed) VRDN (b)	16,160,000	16,160,000
TOTAL ALASKA		131,960,000
Arizona - 1.5%
Arizona St Indl Dev Auth Multifamily Hsg Rev (Glendale Leased Housing Associates I Lllp Proj.) Series 2023A, 2.92% 4/1/2042, LOC Barclays Bank PLC VRDN (b)	20,115,000	20,115,000
Arizona St Indl Dev Auth Multifamily Hsg Rev (Glendale Leased Housing Associates I Lllp Proj.) Series 2023A, 2.92% 4/1/2042, LOC Barclays Bank PLC VRDN (b)	15,780,000	15,780,000
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024C, 2.9% 12/1/2054, LOC Royal Bank of Canada VRDN (b)	34,350,000	34,350,000
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023B, 2.9% 1/1/2048 VRDN (b)	52,640,000	52,640,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.09% 5/1/2029 VRDN (b)	1,700,000	1,700,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.1% 5/1/2029 VRDN (b)	14,500,000	14,500,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 3.1% 5/1/2029 VRDN (b)	13,900,000	13,900,000
TOTAL ARIZONA		152,985,000
Colorado - 2.0%
Colorado Edl & Cultural Fac Auth Rev (Clyfford Still Museum Proj.) 3.1% 12/1/2038, LOC Wells Fargo Bank NA VRDN (b)	690,000	690,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) 2.9% 5/15/2064 VRDN (b)	60,100,000	60,100,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) 3.75% 5/15/2064 VRDN (b)	9,650,000	9,650,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022 E, 3.7% 5/15/2062 VRDN (b)	4,715,000	4,715,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022F, 2.9% 5/15/2062 VRDN (b)	109,000,000	109,000,000
Mesa Cnty Colo Rev (Leitner-Poma Of America Inc Proj.) 3.1% 3/1/2029, LOC Wells Fargo Bank NA VRDN (b)	2,185,000	2,185,000
University of Colorado Hospital Authority Series 2025 A, 2.9% 11/15/2045 VRDN (b)	14,500,000	14,500,000
TOTAL COLORADO		200,840,000
Connecticut - 2.3%
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series SUB B 6, 2.89% 5/15/2034 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	13,335,000	13,335,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2014 C 2, 2.89% 11/15/2034 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	11,980,000	11,980,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2016 A, 2.89% 11/15/2045 (Liquidity Facility Royal Bank of Canada) VRDN (b)	30,300,000	30,300,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2018 E 2, 2.89% 11/15/2048 (Liquidity Facility Bank of America NA) VRDN (b)	28,925,000	28,925,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2019 B 3, 2.89% 11/15/2044 (Liquidity Facility Bank of America NA) VRDN (b)	14,320,000	14,320,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series C 3, 2.89% 11/15/2045 (Liquidity Facility Royal Bank of Canada) VRDN (b)	7,550,000	7,550,000
Connecticut St Gen. Oblig. Series 2016 C, 2.9% 5/15/2034 (Liquidity Facility Bank of America NA) VRDN (b)	115,270,000	115,270,000
Connecticut St Health & Edl Facs Auth Revenue (Gaylord Hospital Inc Proj.) 2.91% 7/1/2037, LOC Bank of America NA VRDN (b)	8,365,000	8,365,000
TOTAL CONNECTICUT		230,045,000
Delaware - 0.1%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.05% 10/1/2028 VRDN (b)	9,700,000	9,700,000
District Of Columbia - 0.4%
District Columbia Rev (Aarp Foundation (The) Proj.) 2.95% 10/1/2034, LOC Bank of America NA VRDN (b)	15,665,000	15,665,000
District Columbia Rev (The Pew Charitable Trust Proj.) 2.92% 4/1/2038, LOC PNC Bank NA VRDN (b)	24,065,000	24,065,000
TOTAL DISTRICT OF COLUMBIA		39,730,000
Florida - 1.1%
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series 2ND, 3.25% 4/1/2039 VRDN (b)	25,100,000	25,100,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 2.8% 4/1/2039 VRDN (b)	23,700,000	23,700,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 2.8% 5/1/2029 VRDN (b)	16,400,000	16,400,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) 3.65% 11/15/2054 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	1,070,000	1,070,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) 3.7% 11/15/2054 (Liquidity Facility PNC Bank NA) VRDN (b)	4,310,000	4,310,000
Martin Cnty Fla Rev (Florida Pwr & Lt Co Proj.) 3.03% 7/1/2052 VRDN (b)	27,300,000	27,300,000
Orange Cnty FL Health Facs (Orlando Health Proj.) 2.8% 10/1/2026, LOC TD Bank NA VRDN (b)	2,110,000	2,110,000
Palm Beach Cnty FL Rev (Raymond F Kravis Center For The Performing Arts Inc Proj.) 2.92% 7/1/2032, LOC Northern Trust CO Chicago VRDN (b)	14,235,000	14,235,000
TOTAL FLORIDA		114,225,000
Georgia - 0.6%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 3.8% 11/1/2052 VRDN (b)	38,660,000	38,660,000
Coweta Cnty GA Dev Au Poll Ctl (Georgia Power Co Proj.) 4% 6/1/2032 VRDN (b)	6,400,000	6,400,000
Effingham Cnty GA Indl Dev Auth Pollution Ctl Rev (Georgia Power Co Proj.) 4% 2/1/2038 VRDN (b)	1,900,000	1,900,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series 2010 1, 2.95% 6/1/2049 VRDN (b)	5,600,000	5,600,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series FIRST 2002, 3.05% 9/1/2037 VRDN (b)	9,900,000	9,900,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 4% 4/1/2032 VRDN (b)	2,900,000	2,900,000
TOTAL GEORGIA		65,360,000
Hawaii - 0.1%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev (Allied Pacific Group Proj.) 2.92% 12/1/2041, LOC Freddie Mac Non Gold Pool VRDN (b)	7,340,000	7,340,000
Illinois - 1.3%
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 3.09% 2/1/2033, LOC Northern Trust CO Chicago VRDN (b)	4,600,000	4,600,000
Illinois Fin Auth Rev (Chicago Symphony Orchestra Proj.) 2.92% 5/1/2048, LOC PNC Bank NA VRDN (b)	38,050,000	38,050,000
Illinois Fin Auth Rev (Little Co Mary Sis Hltcr Sy,Il Proj.) 2.95% 8/15/2035, LOC TD Bank NA VRDN (b)	24,055,000	24,055,000
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018 C, 3.6% 11/15/2037, LOC PNC Bank NA VRDN (b)	24,600,000	24,600,000
Illinois Fin Auth Rev (The Latin School Of Chicago Proj.) 3.1% 8/1/2035, LOC JPMorgan Chase Bank NA VRDN (b)	3,230,000	3,230,000
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 2.91% 8/1/2043, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	5,000,000	5,000,000
Illinois Fin Auth Rev (University Of Chicago Medical Center/The Proj.) 2.89% 8/1/2044, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	30,075,000	30,075,000
Illinois Fin Auth Rev (Various Capital Projects) 2.9% 2/1/2035, LOC Northern Trust CO Chicago VRDN (b)	3,800,000	3,800,000
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021 B, 3.65% 7/15/2055 (Liquidity Facility Royal Bank of Canada) VRDN (b)	2,135,000	2,135,000
TOTAL ILLINOIS		135,545,000
Indiana - 2.0%
Indiana Fin Auth Health Fac Rev (Baptist Health Obligated Group Proj.) Series 2025C, 2.92% 8/15/2045, LOC Truist Bank VRDN (b)	24,025,000	24,025,000
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 3.9% 11/1/2039, LOC TD Bank NA VRDN (b)	5,900,000	5,900,000
Indiana Hlth Fac Fing Auth Rev (Ascension Health Credit Group Proj.) 2.9% 11/15/2039 VRDN (b)	37,400,000	37,400,000
Indiana St Dev Fin Auth Econom Ic Dev Rev (Archer Daniels Midland Co Proj.) 2.9% 12/1/2047 VRDN (b)	19,640,000	19,640,000
Indiana St Fin Auth Environmental Rev (Arcelormittal Sa Luxembourg Proj.) 3.1% 6/1/2035, LOC Cooperatieve Rabobank UA/NY VRDN (b)	13,000,000	13,000,000
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 2.97% 12/1/2039, LOC Mizuho Bank Ltd VRDN (b)	17,670,000	17,670,000
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) 2.9% 11/15/2036 VRDN (b)	53,625,000	53,625,000
Indiana St Fin Auth Rev (Trinity Health Proj.) 3.2% 12/1/2034 VRDN (b)	34,960,000	34,960,000
TOTAL INDIANA		206,220,000
Iowa - 1.6%
Iowa Fin Auth Economic Dev Rev (Cargill Inc Proj.) 2.92% 6/1/2036 VRDN (b)	23,300,000	23,300,000
Iowa Fin Auth Economic Dev Rev (Cargill Inc Proj.) 2.92% 6/1/2039 VRDN (b)	30,100,000	30,100,000
Iowa Fin Auth Health Facs Rev (Unitypoint Health Proj.) Series 2013B 2, 3.85% 2/15/2039, LOC TD Bank NA VRDN (b)	3,830,000	3,830,000
Iowa Fin Auth Midwestern Disaster Area Rev (Archer Daniels Midland Co Proj.) 2.9% 12/1/2045 VRDN (b)	37,020,000	37,020,000
Iowa Fin Auth Midwestern Disaster Area Rev (Archer Daniels Midland Co Proj.) 2.9% 12/1/2051 VRDN (b)	43,000,000	43,000,000
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 2.95% 9/1/2036 VRDN (b)	11,515,000	11,515,000
Iowa Finance Authority (Cargill Inc Proj.) Series 2012A, 2.92% 6/1/2039 VRDN (b)	14,800,000	14,800,000
TOTAL IOWA		163,565,000
Kansas - 0.5%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 3.05% 9/1/2035 VRDN (b)	12,500,000	12,500,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 3.05% 9/1/2035 VRDN (b)	7,600,000	7,600,000
LA Cygne KS Pollution Ctl Rev (Evergy Kansas South Proj.) 2.85% 4/15/2027 VRDN (b)	1,300,000	1,300,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas Central Proj.) 2.85% 4/15/2032 VRDN (b)	14,300,000	14,300,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.85% 4/15/2032 VRDN (b)	3,000,000	3,000,000
Wamego Kansas Pcr (Evergy Kansas Central Proj.) 2.85% 4/15/2032 VRDN (b)	9,500,000	9,500,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.85% 4/15/2032 VRDN (b)	3,500,000	3,500,000
TOTAL KANSAS		51,700,000
Kentucky - 0.7%
Kentucky Bond Development Corp (Baptist Health Obligated Group Proj.) Series 2025 B, 3.9% 8/15/2055, LOC Truist Bank VRDN (b)	50,400,000	50,400,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023C, 3.9% 10/1/2053, LOC Truist Bank VRDN (b)	14,100,000	14,100,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023D, 3.9% 10/1/2053, LOC Truist Bank VRDN (b)	9,400,000	9,400,000
TOTAL KENTUCKY		73,900,000
Louisiana - 2.0%
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.3% 12/1/2043 VRDN (b)	34,800,000	34,800,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.3% 8/1/2050 VRDN (b)	73,600,000	73,600,000
Louisiana Pub Facs Auth Rev (Anf Partners #1 Proj.) 2.91% 4/1/2036, LOC Freddie Mac Non Gold Pool VRDN (b)	6,800,000	6,800,000
Louisiana St Gas & Fuel Tax Rv 3.9% 5/1/2043, LOC Toronto-Dominion Bank/NY VRDN (b)	16,390,000	16,390,000
Louisiana St Gas & Fuel Tax Rv 3.9% 5/1/2043, LOC Toronto-Dominion Bank/NY VRDN (b)	1,550,000	1,550,000
Louisiana St Offshore Term Auth Deepwtr Prot Rev (Loop Inc La Proj.) Series 2013 B, 3.25% 9/1/2033, LOC JPMorgan Chase Bank NA VRDN (b)	14,820,000	14,820,000
St James Parish LA Rev (Nucor Corp Proj.) 3.05% 11/1/2040 VRDN (b)	3,785,000	3,785,000
St James Parish LA Rev (Nucor Corp Proj.) 3.13% 11/1/2040 VRDN (b)	56,625,000	56,625,000
TOTAL LOUISIANA		208,370,000
Michigan - 0.8%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 2.91% 7/1/2041, LOC JPMorgan Chase Bank NA VRDN (b)	15,465,000	15,465,000
Grand Valley MI St Univ Rev 2.95% 12/1/2031, LOC TD Bank NA VRDN (b)	16,315,000	16,315,000
Michigan Hsg Dev Auth Rent Hsg Rev (Michigan St Hsg Dev Auth Mfrev Proj.) Series 2022 B, 2.87% 4/1/2062, LOC Bank of America NA VRDN (b)	46,170,000	46,170,000
Michigan St Strategic Fd Ltd Oblig Rev (Kroger Co Proj.) 2.93% 1/1/2026, LOC Bank of Nova Scotia NY Brh VRDN (b)	7,660,000	7,660,000
TOTAL MICHIGAN		85,610,000
Minnesota - 0.7%
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 B, 3.2% 11/15/2048, LOC JPMorgan Chase Bank NA VRDN (b)	17,050,000	17,050,000
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 C, 3.55% 11/15/2048, LOC Bank of America NA VRDN (b)	53,450,000	53,450,000
TOTAL MINNESOTA		70,500,000
Mississippi - 0.7%
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 3.5% 11/1/2035 VRDN (b)	14,710,000	14,710,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 3.5% 11/1/2035 VRDN (b)	1,640,000	1,640,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 3.55% 11/1/2035 VRDN (b)	8,805,000	8,805,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 3.55% 11/1/2035 VRDN (b)	1,865,000	1,865,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 3.5% 12/1/2030 (Chevron Corp Guaranteed) VRDN (b)	38,500,000	38,500,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 3.5% 12/1/2030 (Chevron Corp Guaranteed) VRDN (b)	1,610,000	1,610,000
Mississippi Business Fin Corp Port Fac Rev (Chevron Usa Inc Proj.) Series 2023, 3.5% 6/1/2043 (Chevron Corp Guaranteed) VRDN (b)	2,850,000	2,850,000
TOTAL MISSISSIPPI		69,980,000
Nevada - 0.4%
Clark Cnty NV Arpt Rev 2.87% 7/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	12,785,000	12,785,000
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) 2.9% 12/1/2039, LOC Bank of America NA VRDN (b)	26,025,000	26,025,000
TOTAL NEVADA		38,810,000
New Hampshire - 0.2%
National Fin Auth NH Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 C, 2.92% 11/1/2064, LOC Truist Bank VRDN (b)	23,800,000	23,800,000
New Jersey,New York - 0.1%
Port Auth NY & NJ 2.94% 1/19/2027 VRDN (b)(e)(g)	7,300,000	7,300,000
New York - 4.8%
City of New York NY Gen. Oblig. Series 2013 A 3, 3.7% 10/1/2040 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	18,400,000	18,400,000
City of New York NY Gen. Oblig. Series 2013 SUB A 2, 3.7% 10/1/2038 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	14,075,000	14,075,000
City of New York NY Gen. Oblig. Series 2013A5, 2.92% 10/1/2042 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	29,570,000	29,570,000
City of New York NY Gen. Oblig. Series 2014 D 4, 3.9% 8/1/2040, LOC TD Bank NA VRDN (b)	7,300,000	7,300,000
City of New York NY Gen. Oblig. Series 2014 D 5, 2.92% 8/1/2041, LOC PNC Bank NA VRDN (b)	29,370,000	29,370,000
City of New York NY Gen. Oblig. Series 2014 I 2, 3.7% 3/1/2040 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	5,185,000	5,185,000
Metropolitan Transn Auth NY Rv Series 2015 E 1, 3.85% 11/15/2045, LOC Barclays Bank PLC VRDN (b)	3,000,000	3,000,000
Metropolitan Transn Auth NY Rv Series 2015 E 3, 3.5% 11/15/2050, LOC Bank of America NA VRDN (b)	21,370,000	21,370,000
Metropolitan Transn Auth NY Rv Series SUB 2002D 2B, 3.8% 11/1/2032, LOC Truist Bank VRDN (b)	10,900,000	10,900,000
New York City Transitional Finance Authority (New York N Y City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 A 2, 3.5% 5/1/2055 (Liquidity Facility Bank of America NA) VRDN (b)	68,505,000	68,505,000
New York NY City Transitional Fin Auth Rev 3.7% 8/1/2045 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	2,760,000	2,760,000
New York NY City Transitional Fin Auth Rev Series A-3, 3.61% 8/1/2043 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	7,466,000	7,466,000
New York NY City Transitional Fin Auth Rev Series D 3, 3.52% 2/1/2044 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	2,000,000	2,000,000
New York NY City Transitional Fin Auth Rev Series D 4, 2.92% 2/1/2044 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	74,175,000	74,175,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Rockrose Development Proj.) 2.85% 4/15/2036, LOC Fannie Mae VRDN (b)	26,700,000	26,700,000
New York NY Cty Muni Wtr Fin Auth 3.65% 6/15/2039 (Liquidity Facility UBS AG/Stamford CT) VRDN (b)	13,800,000	13,800,000
New York NY Cty Muni Wtr Fin Auth 3.7% 6/15/2044 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	2,200,000	2,200,000
New York NY Cty Muni Wtr Fin Auth Series 2013 AA 1, 2.92% 6/15/2046 (Liquidity Facility PNC Bank NA) VRDN (b)	10,665,000	10,665,000
New York NY Cty Muni Wtr Fin Auth Series 2014AA 4, 3.7% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	13,650,000	13,650,000
New York NY Cty Muni Wtr Fin Auth Series 2015 BB 3, 2.9% 6/15/2050 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	17,355,000	17,355,000
New York NY Cty Muni Wtr Fin Auth Series 2016 AA 1, 3.5% 6/15/2048 (Liquidity Facility Bank of America NA) VRDN (b)	24,435,000	24,435,000
New York NY Cty Muni Wtr Fin Auth Series 2016 AA 2, 2.92% 6/15/2048 (Liquidity Facility PNC Bank NA) VRDN (b)	32,580,000	32,580,000
New York NY Cty Muni Wtr Fin Auth Series AA 2, 3.7% 6/15/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	12,990,000	12,990,000
New York NY Cty Muni Wtr Fin Auth Series BB 1A, 3.7% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	6,600,000	6,600,000
New York NY Cty Muni Wtr Fin Auth Series DD 2, 3.7% 6/15/2043 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	4,830,000	4,830,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2023 CC, 3.85% 6/15/2053 (Liquidity Facility Barclays Bank PLC) VRDN (b)	2,600,000	2,600,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2025 SUB EE 2, 3.59% 6/15/2055 (Liquidity Facility Bank of New York Mellon) VRDN (b)	7,800,000	7,800,000
New York St Hsg Fin Agy Rev (Silverstein Properties Inc Proj.) 2.85% 5/15/2041, LOC Fannie Mae VRDN (b)	13,250,000	13,250,000
Triborough Brdg & Tunl NY Revs Series 2005B 4A, 3.9% 1/1/2032, LOC TD Bank NA VRDN (b)	2,000,000	2,000,000
TOTAL NEW YORK		485,531,000
North Carolina - 0.6%
Durham Cnty NC Indl Facs & Pollution Ctl Fing Auth Rev (Research Triangle Institute Proj.) Series 2007, 2.95% 9/1/2037, LOC TD Bank NA VRDN (b)	19,780,000	19,780,000
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 2.97% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (b)	7,035,000	7,035,000
North Carolina Med Care Commn Health Care Facs Rev (Firsthealth Of Carolinas Proj.) Series 2017C, 3.9% 10/1/2039, LOC Truist Bank VRDN (b)	8,000,000	8,000,000
Person Cnty N C Indl Facs & Pollution Ctl Fing Auth Recovery Zone Fac Rev (Certainteed Gypsum Nc Inc Proj.) 2.95% 11/1/2035, LOC Credit Industriel et Commercial/New York VRDN (b)	21,590,000	21,590,000
TOTAL NORTH CAROLINA		56,405,000
Ohio - 0.8%
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) 3.9% 6/1/2034, LOC Truist Bank VRDN (b)	3,125,000	3,125,000
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 2.94% 5/1/2049, LOC Northern Trust CO Chicago VRDN (b)	4,300,000	4,300,000
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) Series 2013B, 3.15% 5/1/2029 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	6,905,000	6,905,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018AA, 2.89% 5/15/2037 VRDN (b)	23,495,000	23,495,000
Montgomery Cnty OH Hosp Rev (Premier Health Partners Proj.) Series 2019 B, 2.92% 11/15/2045, LOC PNC Bank NA VRDN (b)	42,270,000	42,270,000
Ohio St Spl Oblig (Ohio St Proj.) Series 2022 B, 2.9% 12/1/2041 VRDN (b)	3,775,000	3,775,000
TOTAL OHIO		83,870,000
Oregon - 0.0%
Oregon St Facs Auth Rev (Peacehealth (Hlth Sys),Wa Proj.) Series 2018 B, 3.7% 8/1/2034, LOC TD Bank NA VRDN (b)	1,695,000	1,695,000
Pennsylvania - 1.2%
Allegheny Cnty PA Ida Rev (Watson Institute Proj.) 2.92% 8/1/2040, LOC PNC Bank NA VRDN (b)	2,300,000	2,300,000
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 3.02% 12/1/2039, LOC PNC Bank NA VRDN (b)	7,400,000	7,400,000
Montgomery Co PA Rdv Ath Mlfml (Kbf Associates Proj.) 2.92% 8/15/2031, LOC Fannie Mae VRDN (b)	6,775,000	6,775,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 3.9% 11/1/2061, LOC Truist Bank VRDN (b)	34,840,000	34,840,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024 D3, 3.9% 11/1/2061, LOC Truist Bank VRDN (b)	10,700,000	10,700,000
Pennsylvania St Higher Edl Rev (Susquehanna University Proj.) 2.92% 5/1/2031, LOC PNC Bank NA VRDN (b)	2,000,000	2,000,000
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 3.7% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	28,300,000	28,300,000
Philadelphia PA Gen. Oblig. 2.92% 8/1/2031, LOC Truist Bank VRDN (b)	25,500,000	25,500,000
TOTAL PENNSYLVANIA		117,815,000
Rhode Island - 0.0%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (New England Institute Of Technology Proj.) 2.99% 3/1/2034, LOC TD Bank NA VRDN (b)	1,495,000	1,495,000
Tennessee - 0.0%
Industrial Dev Brd Blount Cnty & Cities Alcoa & Maryville Tenn (Alcoa Tn Proj.) 3.15% 6/1/2036, LOC Truist Bank VRDN (b)	1,210,000	1,210,000
Montgomery Cnty TN Pub Bldg Au 3.05% 9/1/2029, LOC Bank of America NA VRDN (b)	1,000,000	1,000,000
TOTAL TENNESSEE		2,210,000
Texas - 7.3%
Harris Cnty TX Health Facs Rev (Methodist Healthcare Sys, Tx Proj.) 3.7% 12/1/2041 VRDN (b)	66,685,000	66,685,000
Harris Cnty TX Health Facs Rev (Methodist Healthcare Sys, Tx Proj.) 3.7% 12/1/2041 VRDN (b)	5,085,000	5,085,000
Harris Cnty TX Hosp Dist Rev 2.93% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (b)	24,480,000	24,480,000
Houston TX Util Sys Rev 3.22% 5/15/2034 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	36,640,000	36,640,000
Houston TX Util Sys Rev 3.22% 5/15/2034, LOC Royal Bank of Canada/New York NY VRDN (b)	48,900,000	48,900,000
Houston TX Util Sys Rev 3.22% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	28,240,000	28,240,000
Houston TX Util Sys Rev 3.22% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	7,700,000	7,700,000
Houston TX Util Sys Rev Series 2012 A, 3.22% 5/15/2034 (Liquidity Facility TD Bank NA) VRDN (b)	51,545,000	51,545,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 3.55% 11/1/2029 (Exxon Mobil Corp Guaranteed) VRDN (b)	10,590,000	10,590,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 3.55% 11/1/2038 (Exxon Mobil Corp Guaranteed) VRDN (b)	1,665,000	1,665,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 3.55% 11/1/2051 (Exxon Mobil Corp Guaranteed) VRDN (b)	1,375,000	1,375,000
Port Arthur TX Navigation Dist Exempt Fac Rev (Total Petrochemicals &Refining Sa/Nv Proj.) 2.91% 3/1/2040 (TotalEnergies SE Guaranteed) VRDN (b)	44,800,000	44,800,000
Port Arthur TX Navigation Dist Exempt Fac Rev (Total Petrochemicals &Refining Sa/Nv Proj.) 2.92% 3/1/2039 (TotalEnergies SE Guaranteed) VRDN (b)	700,000	700,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 2.91% 12/1/2040 (TotalEnergies SE Guaranteed) VRDN (b)	46,440,000	46,440,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 2.92% 9/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	4,100,000	4,100,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 3.2% 3/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	105,500,000	105,500,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) Series 2012 B, 2.92% 12/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	4,200,000	4,200,000
Texas State Gen. Oblig. 2.9% 12/1/2041 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	14,270,000	14,270,000
Texas State Gen. Oblig. 2.9% 12/1/2042 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	12,085,000	12,085,000
Texas State Gen. Oblig. 2.9% 12/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	35,425,000	35,425,000
Texas State Gen. Oblig. 2.9% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	7,770,000	7,770,000
Texas State Gen. Oblig. 2.9% 6/1/2044 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	35,580,000	35,580,000
Texas State Gen. Oblig. 2.9% 6/1/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	12,915,000	12,915,000
Texas State Gen. Oblig. 3.22% 6/1/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	95,310,000	95,310,000
Texas State Gen. Oblig. Series 2017, 2.9% 12/1/2047 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	32,000,000	32,000,000
TOTAL TEXAS		734,000,000
Virginia - 0.3%
Fairfax Cnty VA Indl Dev Auth (Inova Health System Proj.) Series 2016 C, 2.93% 5/15/2042 VRDN (b)	18,130,000	18,130,000
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2018 C, 2.93% 5/15/2033 VRDN (b)	7,065,000	7,065,000
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) 2.85% 11/1/2034 VRDN (b)	1,000,000	1,000,000
TOTAL VIRGINIA		26,195,000
Washington - 0.3%
Port Vancouver Wash Rev (United Grain Corp Of Oregon Proj.) 2.96% 10/1/2029, LOC Bank of America NA VRDN (b)	14,700,000	14,700,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Bitter Lake Village Associates Lp Proj.) 2.92% 12/15/2044, LOC Fannie Mae VRDN (b)	3,600,000	3,600,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Bitter Lake Village Associates Lp Proj.) 2.92% 12/15/2044, LOC Fannie Mae VRDN (b)	200,000	200,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Reserve At Renton Partners Llp Proj.) Series 2014, 2.73% 8/1/2049, LOC Federal Home Loan Bank of San Francisco VRDN (b)	14,500,000	14,500,000
TOTAL WASHINGTON		33,000,000
West Virginia - 0.0%
West VI St Hosp Fin Auth Rev (Charleston Area Med Ctr Proj.) 3% 9/1/2037, LOC Truist Bank VRDN (b)	450,000	450,000
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 D, 2.92% 6/1/2041, LOC PNC Bank NA VRDN (b)	2,360,000	2,360,000
TOTAL WEST VIRGINIA		2,810,000
Wisconsin - 1.0%
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 B, 3.65% 4/1/2048 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	2,100,000	2,100,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership Proj.) Series 2017D, 2.9% 9/1/2037 (Liquidity Facility Royal Bank of Canada) VRDN (b)	4,395,000	4,395,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership Proj.) Series 2019 B, 2.9% 3/1/2043 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	5,100,000	5,100,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership Proj.) Series 2021B, 2.9% 3/1/2041 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	24,725,000	24,725,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership Proj.) Series 2022B, 2.9% 9/1/2047 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	22,500,000	22,500,000
Wisconsin Hsg & Eda Hsg Rev (Wi Home Ownership Proj.) Series 2023F, 2.89% 5/1/2061 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	7,200,000	7,200,000
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 C, 2.88% 4/1/2055 VRDN (b)	40,200,000	40,200,000
TOTAL WISCONSIN		106,220,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,871,381,000)		3,871,381,000

Commercial Paper - 6.3%
	Yield (%) (i)	Principal Amount (a)	Value ($)
Austin TX Util Sys Rev 2.65% 12/3/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.65	16,750,000	16,750,000
Austin TX Util Sys Rev 2.7% 12/3/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.70	39,450,000	39,450,000
Austin TX Util Sys Rev 2.7% 12/3/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.70	23,900,000	23,900,000
Austin TX Util Sys Rev 3% 10/7/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.00	12,750,000	12,750,000
Board of Regents of the University of Texas System 2.66% 12/18/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.66	18,000,000	18,000,000
Board of Regents of the University of Texas System 2.67% 11/24/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.67	17,900,000	17,900,000
Board of Regents of the University of Texas System 2.71% 3/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.71	10,600,000	10,600,000
Board of Regents of the University of Texas System 2.74% 2/5/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.74	15,500,000	15,500,000
Board of Regents of the University of Texas System 2.77% 1/22/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.77	10,600,000	10,600,000
Board of Regents of the University of Texas System 2.8% 11/10/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.80	5,300,000	5,300,000
Board of Regents of the University of Texas System 2.8% 12/15/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.80	17,800,000	17,800,000
Board of Regents of the University of Texas System 2.8% 12/29/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.80	7,700,000	7,700,000
Board of Regents of the University of Texas System 2.9% 11/25/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.90	17,900,000	17,900,000
Board of Regents of the University of Texas System 2.9% 12/9/2025 (Liquidity Facility University of Texas Investment Management Company) CP	2.90	10,700,000	10,700,000
Board of Regents of the University of Texas System 3.02% 10/22/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.02	5,200,000	5,200,000
Board of Regents of the University of Texas System 3.02% 11/19/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.02	14,300,000	14,300,000
Board of Regents of the University of Texas System 3.03% 11/5/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.03	14,300,000	14,300,000
Board of Regents of the University of Texas System 3.03% 12/3/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.03	14,300,000	14,300,000
Board of Regents of the University of Texas System 3.03% 12/4/2025 (Liquidity Facility University of Texas Investment Management Company) CP	3.03	2,900,000	2,900,000
Dallas TX Rapid Transit Sales Tax Rev 3.05% 4/20/2026 CP	3.05	20,900,000	20,900,000
Harris Cnty TX 2.62% 12/5/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.62	2,260,000	2,260,000
Harris Cnty TX 2.7% 12/4/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.70	4,680,000	4,680,000
Harris Cnty TX 2.7% 12/4/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.70	2,600,000	2,600,000
Harris Cnty TX 2.9% 12/4/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.90	2,280,000	2,280,000
Harris Cnty TX 2.95% 12/4/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.95	4,300,000	4,300,000
Harris Cnty TX 2.95% 12/4/2025 (Liquidity Facility State Street Bank & Trust Co) CP	2.95	2,430,000	2,430,000
Harris Cnty TX 3.02% 12/4/2025 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.02	8,915,000	8,915,000
Maricopa Cnty AZ Ida Rev 2.62% 11/12/2025 CP	2.62	6,500,000	6,500,000
Maricopa Cnty AZ Ida Rev 2.8% 12/3/2025 CP	2.80	35,500,000	35,500,000
Michigan St Bldg Auth Rev 2.95% 10/23/2025, LOC JPMorgan Chase Bank NA CP	2.95	10,800,000	10,800,000
Nebraska Pub Pwr Dist Rev 3.05% 10/9/2025, LOC Bank of America NA CP	3.05	36,600,000	36,600,000
Omaha Public Power District 3% 10/21/2025 CP	3.00	7,200,000	7,200,000
Omaha Public Power District 3% 10/8/2025 CP	3.00	5,000,000	5,000,000
Texas A&M Univ Revs 2.6% 1/28/2026 CP	2.60	25,200,000	25,200,000
University CA Revs 2.8% 12/11/2025 CP	2.80	11,300,000	11,300,000
University TX Perm Univ Fd 2.8% 12/1/2025 CP	2.80	17,800,000	17,800,000
University TX Perm Univ Fd 2.85% 11/17/2025 CP	2.85	17,800,000	17,800,000
University TX Perm Univ Fd 2.85% 11/5/2025 CP	2.85	17,800,000	17,800,000
University TX Perm Univ Fd 2.95% 10/20/2025 CP	2.95	17,900,000	17,900,000
University TX Perm Univ Fd 2.98% 10/8/2025 CP	2.98	8,500,000	8,500,000
University TX Perm Univ Fd 3% 10/22/2025 CP	3.00	7,200,000	7,200,000
University TX Perm Univ Fd 3% 11/18/2025 CP	3.00	5,600,000	5,600,000
University TX Perm Univ Fd 3% 11/20/2025 CP	3.00	5,600,000	5,600,000
University TX Perm Univ Fd 3.05% 10/1/2025 CP	3.05	5,000,000	5,000,000
University TX Perm Univ Fd 3.3% 10/2/2025 CP	3.30	11,500,000	11,500,000
Wisconsin St 2.75% 6/16/2026 CP	2.75	27,012,000	27,012,000
Wisconsin St 2.8% 6/6/2026 CP	2.80	8,188,000	8,188,000
Wisconsin St 2.9% 5/4/2026 CP	2.90	8,300,000	8,300,000
Wisconsin St 2.95% 5/11/2026 CP	2.95	17,600,000	17,600,000
TOTAL COMMERCIAL PAPER (Cost $638,115,000)			638,115,000

Money Market Funds - 11.7%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (j)(k) (Cost $1,187,825,641)	3.25	1,187,392,655	1,187,825,641

TOTAL INVESTMENT IN SECURITIES - 94.4% (Cost $9,611,728,817)	9,611,728,817
NET OTHER ASSETS (LIABILITIES) - 5.6%	570,311,602
NET ASSETS - 100.0%	10,182,040,419

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $368,340,000 or 3.6% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,640,000 or 0.8% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 3.12% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/2024	1,500,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9180, 3.12% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/2024	3,200,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 3.12% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/2025	1,035,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9213, 3.12% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/3/2025	2,485,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9215, 3.12% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	1,500,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9216, 3.12% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	1,520,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 3.12% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	1,300,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 3.12% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	995,000

Arizona Ind Dev Auth Participating VRDN 3.12% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2024 - 6/18/2025	6,000,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 3.12% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 10/10/2024	4,600,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 3.12% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	10,700,000

Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 3.12% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/2025	6,500,000

California Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9231, 3.1% 9/9/2028 (Liquidity Facility Mizuho Capital Markets LLC)	9/10/2025	10,325,000

City of New York NY Gen. Oblig. Series 2025 MS0074E, 3.06% tender 8/1/2053 (Liquidity Facility Morgan Stanley Bank NA)	8/21/2025	3,295,000

Collin County Hsg Fin Corp Multi Fam Participating VRDN 3.12% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	4,600,000

Colorado Health Facilities Authority Series 2025 MS0043, 3.01% tender 11/15/2050 (Liquidity Facility Morgan Stanley Bank NA)	5/21/2025	4,600,000

Delaware Multi Fam Hsg Chritina Village Participating VRDN 3.12% 5/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	2,800,000

Denver CO City & Cnty Brd Wtr Series 2025 MS0064E, 3.06% tender 9/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/19/2025	5,250,000

Florida Baptist Health Series 2025 BAML5066, 3.04% tender 8/15/2055 (Liquidity Facility Bank of America NA)	4/1/2025	9,905,000

Frenship TX Indpt Sch Dist Series 2025 MS0056E, 3.06% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	2,270,000

Harris Cnty TX Gen. Oblig. Series 2025 MS0030, 3.01% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA)	3/19/2025 - 8/29/2025	19,055,000

Harris Cnty TX Gen. Oblig. Series 2025 MS0067E, 3.09% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	2,550,000

Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 3.12% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	26,500,000

Jacksonville Fla Spl Rev Series 2025 MS0068E, 3.09% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	9,700,000

JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 3.01% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	3/21/2025 - 6/9/2025	6,445,000

Jefferson TX Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9214, 3.12% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/12/2025	2,200,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 3.12% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	2,595,000

Las Vegas Valley NV Gen. Oblig. Series 2025 MS0057E, 3.06% tender 6/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	3,200,000

Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 2.97% 7/1/2043 (Liquidity Facility Bank of America, N.A.)	5/4/2023 - 5/24/2024	11,320,000

Louisville & Jefferson KY Swr Sys Rev Series 2025 MS0063E, 3.06% tender 5/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/19/2025	5,615,000

Mansfield TX Indpt Sch Dist Series 2025 MS0058E, 3.06% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	2,265,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 3.12% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/4/2024	3,500,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 3.12% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/2024	2,150,000

New Jersey Turnpike Authority Series 2025 MS0081E, 3.09% tender 1/1/2050 (Liquidity Facility Morgan Stanley Bank NA)	8/21/2025	15,000,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 3.12% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025	16,885,000

Oklahoma St Wtr Res Brd Rev Fd Series 2025 MS0054E, 3.06% tender 4/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	9,700,000

Oklahoma St Wtr Res Brd Rev Fd Series 2025 MS0060E, 3.07% tender 4/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	7,725,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 3.12% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	1,405,000

Port Auth NY & NJ 2.94% 1/19/2027 VRDN	7/15/2020	7,300,000

Port of Morrow Series 2024 MS0026, 3.09% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA)	10/10/2024	13,350,000

Prosper Tex Indpt Sch Dist Series 2025 MS0071E, 3.09% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	8,885,000

Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 3.12% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	4,490,000

River Islands Pub Fing Auth Participating VRDN 3.12% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	7,600,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 3.12% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 10/10/2024	7,415,000

San Marcos Unified School District Series 2025 MS0062, 3.07% tender 8/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	3,350,000

Shelby Cnty TN Baptist Mem Hlth Care Corp Participating VRDN Series 2025 BAML5067, 2.94% 9/1/2055 (Liquidity Facility Bank of America, N.A.)	9/18/2025	13,600,000

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 3.12% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	2,985,000

State of Washington Gen. Oblig. 3.01% tender 2/1/2048 (Liquidity Facility Morgan Stanley Bank NA)	4/11/2025	31,585,000

State of Washington Series 2025 MS0036, 3.06% tender 6/1/2050 (Liquidity Facility Morgan Stanley Bank NA)	4/3/2025 - 9/16/2025	9,355,000

Tampa Bay Water Series 2025 MS0066E, 3.07% tender 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	7,770,000

Tampa Bay Water Series 2025 MS0075E, 3.06% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/21/2025	5,100,000

Texas Wtr Dev Brd Series 2025 MS0037, 3.06% tender 10/15/2053 (Liquidity Facility Morgan Stanley Bank NA)	4/7/2025 - 9/16/2025	5,200,000

Univ of Wis Hosp & Clinics Auth Series 2025 MS0044, 2.99% tender 4/1/2051 (Liquidity Facility Morgan Stanley Bank NA)	5/21/2025 - 8/29/2025	4,440,000

Washington Clark County SD23 Series 2025 MS0080E, 3.07% tender 6/15/2046 (Liquidity Facility Morgan Stanley Bank NA)	8/21/2025	3,725,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	1,430,787,333	2,944,411,018	3,187,372,710	15,277,541	-	-	1,187,825,641	1,187,392,655	70.1%
Total	1,430,787,333	2,944,411,018	3,187,372,710	15,277,541	-	-	1,187,825,641

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Tax-Exempt Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,423,903,176)	$8,423,903,176
Fidelity Central Funds (cost $1,187,825,641)	1,187,825,641

Total Investment in Securities (cost $9,611,728,817)		$9,611,728,817
Cash		1,689,816
Receivable for investments sold		555,485,000
Receivable for fund shares sold		70,649,460
Interest receivable		46,391,705
Distributions receivable from Fidelity Central Funds		2,394,694
Prepaid expenses		10,726
Receivable from investment adviser for expense reductions		325,794
Other receivables		1,481
Total assets		10,288,677,493
Liabilities
Payable for investments purchased
Regular delivery	$3,351,568
Delayed delivery	45,792,227
Payable for fund shares redeemed	51,582,500
Distributions payable	4,174,242
Accrued management fee	1,139,142
Distribution and service plan fees payable	4,220
Other affiliated payables	554,887
Other payables and accrued expenses	38,288
Total liabilities		106,637,074
Net Assets		$10,182,040,419
Net Assets consist of:
Paid in capital		$10,181,377,627
Total accumulated earnings (loss)		662,792
Net Assets		$10,182,040,419

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($10,135,058,390 ÷ 10,129,987,623 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($1,270,216 ÷ 1,269,318 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($12,148,219 ÷ 12,144,340 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($33,563,594 ÷ 33,544,229 shares)		$1.00
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Interest		$124,937,525
Income from Fidelity Central Funds		15,277,541
Total income		140,215,066
Expenses
Management fee	$7,073,579
Transfer agent fees	3,031,534
Distribution and service plan fees	28,235
Accounting fees and expenses	408,226
Custodian fees and expenses	36,538
Independent trustees' fees and expenses	11,702
Registration fees	237,573
Audit fees	21,229
Legal	2,348
Miscellaneous	13,000
Total expenses before reductions	10,863,964
Expense reductions	(1,694,026)
Total expenses after reductions		9,169,938
Net Investment income (loss)		131,045,128
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,424
Total net realized gain (loss)		19,424
Net increase in net assets resulting from operations		$131,064,552
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$131,045,128	$289,778,754
Net realized gain (loss)	19,424	(27,075)
Net increase in net assets resulting from operations	131,064,552	289,751,679
Distributions to shareholders	(131,029,903)	(289,748,051)

Share transactions - net increase (decrease)	(84,012,577)	1,712,936,513
Total increase (decrease) in net assets	(83,977,928)	1,712,940,141

Net Assets
Beginning of period	10,266,018,347	8,553,078,206
End of period	$10,182,040,419	$10,266,018,347

Financial Highlights
Tax-Exempt Portfolio Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.013	.031	.033	.017	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.013	.031	.033	.017	- B	.001
Distributions from net investment income	(.013)	(.031)	(.033)	(.017)	- B	(.001)
Total distributions	(.013)	(.031)	(.033)	(.017)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.30%	3.10%	3.33%	1.72%	.03%	.12%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G	.21%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.18 % G	.18%	.18%	.18%	.10%	.17%
Expenses net of all reductions, if any	.18% G	.18%	.18%	.18%	.10%	.17%
Net investment income (loss)	2.58% G	3.04%	3.28%	1.73%	.03%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$10,135,058	$10,215,154	$8,509,328	$6,275,122	$4,456,840	$4,748,272

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Tax-Exempt Portfolio Class II

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.012	.029	.031	.016	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.012	.029	.031	.016	- B	.001
Distributions from net investment income	(.012)	(.029)	(.031)	(.016)	- B	(.001)
Total distributions	(.012)	(.029)	(.031)	(.016)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.23%	2.95%	3.17%	1.57%	.02%	.06%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.33 % G	.33%	.33%	.33%	.11%	.21%
Expenses net of all reductions, if any	.33% G	.33%	.33%	.33%	.11%	.21%
Net investment income (loss)	2.43% G	2.89%	3.13%	1.58%	.01%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$1,270	$10,205	$14,805	$17,089	$394	$394

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Tax-Exempt Portfolio Class III

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.012	.028	.030	.015	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.012	.028	.030	.015	- B	- B
Distributions from net investment income	(.012)	(.028)	(.030)	(.015)	- B	- B
Total distributions	(.012)	(.028)	(.030)	(.015)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.18%	2.85%	3.07%	1.46%	.01%	.05%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G	.46%	.47%	.47%	.48%	.46%
Expenses net of fee waivers, if any	.43 % G	.43%	.43%	.43%	.13%	.23%
Expenses net of all reductions, if any	.43% G	.43%	.43%	.43%	.13%	.23%
Net investment income (loss)	2.33% G	2.79%	3.04%	1.48%	(.01)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$12,148	$11,909	$3,971	$5,624	$6,669	$1,655

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Tax-Exempt Portfolio Select Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.013	.030	.032	.017	- B	.001
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.013	.030	.032	.017	- B	.001
Distributions from net investment income	(.013)	(.030)	(.032)	(.017)	- B	(.001)
Total distributions	(.013)	(.030)	(.032)	(.017)	- B	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.28%	3.05%	3.28%	1.67%	.02%	.09%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G	.26%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.23 % G	.23%	.23%	.23%	.10%	.19%
Expenses net of all reductions, if any	.23% G	.23%	.23%	.23%	.10%	.19%
Net investment income (loss)	2.53% G	2.99%	3.23%	1.68%	.03%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$33,564	$28,750	$24,974	$14,545	$1,072	$2,576

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2025

1. Organization.
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio and Money Market Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income.  Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Treasury Only Portfolio	$921,965
Treasury Portfolio	638,414
Government Portfolio	2,252,291
Money Market Portfolio	1,463,325

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Treasury Only Portfolio	109,895,262,007	-	-	-
Treasury Portfolio	73,459,541,058	-	-	-
Government Portfolio	281,776,616,880	-	-	-
Money Market Portfolio	164,822,283,561	-	-	-
Tax-Exempt Portfolio	9,611,728,817	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

Treasury Portfolio	-	(75,941)	(75,941)
Government Portfolio	-	(641,931)	(641,931)

Tax-Exempt Portfolio	(24,226)	-	(24,226)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Money Market Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio and Treasury Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees ($)	Retained by FDC ($)
Treasury Only Portfolio:
Class II	2,604,232	-
Class III	4,066,403	-
Class IV	2,720,962	-
Select Class	609,695	-
	10,001,292	-
Treasury Portfolio:
Class II	606,730	-
Class III	5,906,074	-
Class IV	2,299,430	-
Select Class	58,406	-
	8,870,640	-
Government Portfolio:
Class II	1,264,711	-
Class III	8,605,598	-
Select Class	54,798	-
	9,925,107	-
Money Market Portfolio:
Class II	62,769	3,076
Class III	67,058	-
Select Class	13,637	-
	143,464	3,076
Tax-Exempt Portfolio:
Class II	3,600	68
Class III	15,043	-
Select Class	9,592	39
	28,235	107
Transfer Agent Fees.  Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$8,181,343
Class II	1,041,693
Class III	975,937
Class IV	326,515
Select Class	731,634
Institutional Class	9,853,610
$21,110,732
Treasury Portfolio
Class I	$8,447,010
Class II	242,692
Class III	1,417,458
Class IV	275,932
Select Class	70,087
Institutional Class	5,209,298
$15,662,477
Government Portfolio
Class I	$15,524,371
Class II	505,884
Class III	2,065,344
Select Class	65,757
Institutional Class	27,040,601
$45,201,957
Money Market Portfolio
Class I	$20,687,705
Class II	25,108
Class III	16,094
Select Class	16,365
Institutional Class	12,559,120
$33,304,392
Tax-Exempt Portfolio
Class I	$3,014,973
Class II	1,440
Class III	3,610
Select Class	11,511
$3,031,534

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Treasury Only Portfolio	-A
Treasury Portfolio	-A
Government Portfolio	-A
Money Market Portfolio	-A
Tax-Exempt Portfolio	.01

A Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, Treasury Only Portfolio, Treasury Portfolio, Government Portfolio and Tax-Exempt Portfolio had no interfund loans outstanding. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Money Market Portfolio	Lender	17,252,540	4.57%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Treasury Only Portfolio	-	-	-
Treasury Portfolio	-	-	-
Government Portfolio	-	-	-
Money Market Portfolio	-	-	-
Tax-Exempt Portfolio	113,265,000	59,942,797	(1,240)
5. Expense Reductions.
The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Treasury Only Portfolio
Class I	.18%	3,766,671
Class II	.33%	472,604
Class III	.43%	436,999
Class IV	.68%	138,901
Select Class	.23%	333,708
Institutional Class	.14%	12,396,619
Treasury Portfolio
Class I	.18%	3,653,203
Class II	.33%	103,457
Class III	.43%	592,486
Class IV	.68%	109,107
Select Class	.23%	30,109
Institutional Class	.14%	6,280,267
Government Portfolio
Class I	.18%	7,278,657
Class II	.33%	235,449
Class III	.43%	919,125
Select Class	.23%	30,327
Institutional Class	.14%	34,640,300
Money Market Portfolio
Class I	.18%	9,238,016
Class II	.33%	10,955
Class III	.43%	7,169
Select Class	.23%	7,258
Institutional Class	.14%	15,466,062
Tax-Exempt Portfolio
Class I	.18%	1,682,619
Class II	.33%	804
Class III	.43%	1,945
Select Class	.23%	6,281

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Tax-Exempt Portfolio	2,377
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2025	Year ended March 31, 2025
Treasury Only Portfolio
Distributions to shareholders
Class I	$565,244,117	$1,019,044,803
Class II	69,322,877	126,040,183
Class III	63,342,364	150,838,591
Class IV	19,851,867	56,450,918
Select Class	49,978,659	101,629,267
Institutional Class	1,375,080,296	2,605,934,223
Total	$2,142,820,180	$4,059,937,985
Treasury Portfolio
Distributions to shareholders
Class I	$588,930,406	$1,188,576,846
Class II	16,280,508	33,504,089
Class III	92,829,141	200,638,261
Class IV	16,918,315	36,943,587
Select Class	4,822,311	13,145,603
Institutional Class	733,072,336	1,649,265,245
Total	$1,452,853,017	$3,122,073,631
Government Portfolio
Distributions to shareholders
Class I	$1,098,242,989	$ 2,236,625,600
Class II	34,123,290	67,763,801
Class III	136,273,764	281,936,677
Select Class	4,551,095	10,368,906
Institutional Class	3,824,529,146	7,472,978,698
Total	$5,097,720,284	$10,069,673,682
Money Market Portfolio
Distributions to shareholders
Class I	$1,467,739,318	$2,863,051,260
Class II	1,718,783	4,434,009
Class III	1,071,445	892,012
Select Class	1,148,150	2,150,474
Institutional Class	1,799,079,225	3,714,823,911
Total	$3,270,756,921	$6,585,351,666
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$130,351,159	$288,287,059
Class II	62,230	362,204
Class III	140,958	264,343
Select Class	475,556	834,445
Total	$131,029,903	$289,748,051
7. Share Transactions.
Share Transactions may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2025	Year ended March 31, 2025	Six months ended September 30, 2025	Year ended March 31, 2025
Treasury Only Portfolio
Class I
Shares sold	28,914,988,132	50,922,794,921	$28,914,988,132	$50,922,794,921
Reinvestment of distributions	310,659,541	575,457,234	310,659,541	575,457,234
Shares redeemed	(27,036,145,879)	(42,865,643,744)	(27,036,145,879)	(42,865,643,744)
Net increase (decrease)	2,189,501,794	8,632,608,411	$2,189,501,794	$8,632,608,411
Class II
Shares sold	5,975,393,456	9,702,559,249	$5,975,393,456	$9,702,559,249
Reinvestment of distributions	12,238,706	12,691,493	12,238,706	12,691,493
Shares redeemed	(5,814,788,443)	(9,223,753,974)	(5,814,788,443)	(9,223,753,974)
Net increase (decrease)	172,843,719	491,496,768	$172,843,719	$491,496,768
Class III
Shares sold	4,728,223,345	6,846,823,240	$4,728,223,345	$6,846,823,240
Reinvestment of distributions	12,088,521	33,011,749	12,088,521	33,011,749
Shares redeemed	(5,128,525,302)	(6,393,596,720)	(5,128,525,302)	(6,393,596,720)
Net increase (decrease)	(388,213,436)	486,238,269	$(388,213,436)	$486,238,269
Class IV
Shares sold	1,671,757,014	4,377,066,958	$1,671,757,014	$4,377,066,958
Reinvestment of distributions	19,819,236	56,363,977	19,819,236	56,363,977
Shares redeemed	(1,908,800,211)	(4,605,206,149)	(1,908,800,211)	(4,605,206,149)
Net increase (decrease)	(217,223,961)	(171,775,214)	$(217,223,961)	$(171,775,214)
Select Class
Shares sold	1,851,485,789	3,340,496,250	$1,851,485,789	$3,340,496,250
Reinvestment of distributions	42,000,317	69,899,146	42,000,317	69,899,146
Shares redeemed	(1,773,664,465)	(2,866,440,293)	(1,773,664,465)	(2,866,440,293)
Net increase (decrease)	119,821,641	543,955,103	$119,821,641	$543,955,103
Institutional Class
Shares sold	68,804,630,619	133,886,861,875	$68,804,630,619	$133,886,861,922
Reinvestment of distributions	1,016,487,897	1,820,791,076	1,016,487,897	1,820,791,076
Shares redeemed	(63,826,225,130)	(117,118,292,774)	(63,826,225,130)	(117,118,292,773)
Net increase (decrease)	5,994,893,386	18,589,360,177	$5,994,893,386	$18,589,360,225
Treasury Portfolio
Class I
Shares sold	56,489,307,361	102,230,349,767	$56,489,307,361	$102,230,349,767
Reinvestment of distributions	202,316,451	406,047,922	202,316,451	406,047,922
Shares redeemed	(53,907,121,559)	(99,271,784,037)	(53,907,121,559)	(99,271,784,037)
Net increase (decrease)	2,784,502,253	3,364,613,652	$2,784,502,253	$3,364,613,652
Class II
Shares sold	743,725,532	1,170,445,319	$743,725,532	$1,170,445,319
Reinvestment of distributions	6,357,739	14,936,625	6,357,739	14,936,625
Shares redeemed	(656,682,369)	(1,226,193,758)	(656,682,369)	(1,226,193,758)
Net increase (decrease)	93,400,902	(40,811,814)	$93,400,902	$(40,811,814)
Class III
Shares sold	6,144,084,627	12,939,975,380	$6,144,084,627	$12,939,976,380
Reinvestment of distributions	15,363,782	28,583,081	15,363,782	28,583,081
Shares redeemed	(6,693,280,973)	(11,903,492,375)	(6,693,280,973)	(11,903,492,375)
Net increase (decrease)	(533,832,564)	1,065,066,086	$(533,832,564)	$1,065,067,086
Class IV
Shares sold	600,045,269	1,632,022,673	$600,045,269	$1,632,022,673
Reinvestment of distributions	102,711	270,322	102,711	270,322
Shares redeemed	(414,371,742)	(1,602,251,181)	(414,371,742)	(1,602,251,181)
Net increase (decrease)	185,776,238	30,041,814	$185,776,238	$30,041,814
Select Class
Shares sold	650,946,260	1,467,826,659	$650,946,260	$1,467,826,659
Reinvestment of distributions	956,190	4,068,725	956,190	4,068,725
Shares redeemed	(663,350,755)	(1,432,057,170)	(663,350,755)	(1,432,057,170)
Net increase (decrease)	(11,448,305)	39,838,214	$(11,448,305)	$39,838,214
Institutional Class
Shares sold	66,634,801,090	136,174,310,445	$66,634,801,090	$136,174,310,438
Reinvestment of distributions	500,662,936	1,115,628,129	500,662,936	1,115,628,129
Shares redeemed	(66,280,277,801)	(135,681,441,830)	(66,280,277,801)	(135,681,441,830)
Net increase (decrease)	855,186,225	1,608,496,744	$855,186,225	$1,608,496,737
Government Portfolio
Class I
Shares sold	172,439,430,253	359,922,157,618	$172,439,431,698	$359,922,157,617
Reinvestment of distributions	406,507,369	834,768,220	406,507,369	834,768,221
Shares redeemed	(169,134,040,165)	(349,867,503,003)	(169,134,040,165)	(349,867,503,003)
Net increase (decrease)	3,711,897,457	10,889,422,835	$3,711,898,902	$10,889,422,835
Class II
Shares sold	2,961,376,212	3,513,518,446	$2,961,376,212	$3,513,518,446
Reinvestment of distributions	2,748,134	3,516,237	2,748,134	3,516,237
Shares redeemed	(2,447,352,630)	(3,449,624,852)	(2,447,352,630)	(3,449,624,852)
Net increase (decrease)	516,771,716	67,409,831	$516,771,716	$67,409,831
Class III
Shares sold	10,288,525,565	17,391,930,763	$10,288,525,565	$17,391,930,763
Reinvestment of distributions	41,170,683	81,942,598	41,170,683	81,942,598
Shares redeemed	(10,067,741,111)	(16,347,070,382)	(10,067,741,111)	(16,347,070,382)
Net increase (decrease)	261,955,137	1,126,802,979	$261,955,137	$1,126,802,979
Select Class
Shares sold	117,924,931	538,605,087	$117,924,931	$538,605,087
Reinvestment of distributions	2,476,672	7,353,745	2,476,672	7,353,745
Shares redeemed	(178,425,967)	(507,878,044)	(178,425,967)	(507,878,044)
Net increase (decrease)	(58,024,364)	38,080,788	$(58,024,364)	$38,080,788
Institutional Class
Shares sold	481,586,381,056	770,537,657,060	$481,586,381,056	$770,537,657,060
Reinvestment of distributions	2,519,831,818	4,992,507,729	2,519,831,818	4,992,507,729
Shares redeemed	(440,869,759,571)	(761,364,961,248)	(440,869,759,572)	(761,364,961,248)
Net increase (decrease)	43,236,453,303	14,165,203,541	$43,236,453,302	$14,165,203,541
Money Market Portfolio
Class I
Shares sold	44,143,605,043	72,286,546,683	$44,143,605,043	$72,286,546,683
Reinvestment of distributions	1,281,413,026	2,488,933,459	1,281,413,026	2,488,933,459
Shares redeemed	(39,793,403,035)	(64,304,155,419)	(39,793,403,035)	(64,304,155,419)
Net increase (decrease)	5,631,615,034	10,471,324,723	$5,631,615,034	$10,471,324,723
Class II
Shares sold	17,139,156	135,738,644	$17,139,156	$135,738,644
Reinvestment of distributions	1,503,828	4,206,875	1,503,828	4,206,875
Shares redeemed	(18,734,758)	(146,637,375)	(18,734,758)	(146,637,375)
Net increase (decrease)	(91,774)	(6,691,856)	$(91,774)	$(6,691,856)
Class III
Shares sold	116,442,017	13,787,298	$116,442,017	$13,787,298
Reinvestment of distributions	999,139	644,304	999,139	644,304
Shares redeemed	(23,341,457)	(9,666,763)	(23,341,457)	(9,666,763)
Net increase (decrease)	94,099,699	4,764,839	$94,099,699	$4,764,839
Select Class
Shares sold	43,238,347	58,704,442	$43,238,347	$58,704,442
Reinvestment of distributions	973,810	1,741,392	973,810	1,741,392
Shares redeemed	(31,768,702)	(68,291,844)	(31,768,702)	(68,291,844)
Net increase (decrease)	12,443,455	(7,846,010)	$12,443,455	$(7,846,010)
Institutional Class
Shares sold	44,093,486,059	86,851,174,853	$44,093,486,058	$86,851,175,844
Reinvestment of distributions	1,698,084,297	3,513,834,074	1,698,084,297	3,513,834,074
Shares redeemed	(43,346,119,729)	(78,405,142,110)	(43,346,119,730)	(78,405,142,105)
Net increase (decrease)	2,445,450,627	11,959,866,817	$2,445,450,625	$11,959,867,813
Tax-Exempt Portfolio
Class I
Shares sold	9,929,636,372	19,293,323,458	$9,929,636,372	$19,293,322,303
Reinvestment of distributions	104,615,404	229,762,763	104,615,404	229,762,763
Shares redeemed	(10,114,382,214)	(17,817,263,754)	(10,114,382,214)	(17,817,263,753)
Net increase (decrease)	(80,130,438)	1,705,822,467	$(80,130,438)	$1,705,821,313
Class II
Shares sold	2,630,549	366,623	$2,630,549	$366,623
Reinvestment of distributions	57,805	362,204	57,805	362,204
Shares redeemed	(11,619,756)	(5,325,959)	(11,619,756)	(5,325,959)
Net increase (decrease)	(8,931,402)	(4,597,132)	$(8,931,402)	$(4,597,132)
Class III
Shares sold	846,677	14,690,909	$846,677	$14,690,909
Reinvestment of distributions	95,511	626	95,511	626
Shares redeemed	(703,582)	(6,755,621)	(703,582)	(6,755,621)
Net increase (decrease)	238,606	7,935,914	$238,606	$7,935,914
Select Class
Shares sold	115,887,327	49,411,137	$115,887,327	$49,411,137
Reinvestment of distributions	448,803	775,280	448,803	775,280
Shares redeemed	(111,525,473)	(46,409,999)	(111,525,473)	(46,409,999)
Net increase (decrease)	4,810,657	3,776,418	$4,810,657	$3,776,418
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Government Portfolio
Money Market Portfolio
Tax Exempt Portfolio
Treasury Portfolio
Treasury Only Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio of a representative class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the representative class of each fund relative to the total universe of funds and classes within the total peer group; (ii) gross management fee comparisons of the representative class of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the representative class of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the representative class of each fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of the representative class of each fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the representative class of each fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board also considered that the total expenses for certain classes of certain funds ranked in the 3rd or 4th quartile of the total peer group.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse each class of each fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed the following rates, as applicable: Class I: 0.18%; Class II: 0.33%; Class III: 0.43%; Class IV: 0.68%; Institutional Class: 0.14%; and Select Class: 0.23%, each through July 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the funds and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2026.

1.537280.128
IMM-SANN-1125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025